UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
--------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2017

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

Foresters Financial | First Investors Funds

Life Series Funds

- Balanced Income
- Covered Call Strategy
- Equity Income
- Fund For Income
- Government
- Government Cash Management
- Growth & Income
- International
- Investment Grade
- Limited Duration High Quality Bond
- Opportunity
- Real Estate
- Select Growth
- Special Situations
- Total Return

Semi-Annual Report **June 30, 2017**

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Government Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results. There is no guarantee that a Fund’s investment objective will be achieved.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters Financial™ and Foresters™ are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended June 30, 2017 (“the review period”).

Economic Overview

First quarter GDP slowed to 1.4% compared to fourth quarter growth of 2.1%. The labor market continued to tighten and is approaching full employment. The unemployment rate reached its 16-year low of 4.3% in May. Despite a tighter employment market, annual wage growth of 2.5% was still disappointing. After showing signs of strength early in the year more recent inflation readings were weak, with June’s reading falling to 1.6%. Consumer sentiment was also strong earlier this year, but fell unexpectedly in June due to a fall in future expectations. Business activity remained strong with the June Purchasing Manager Survey rising to 57.8, the strongest rate of expansion in almost 3 years. The housing market, both in new construction and existing home sales, remained strong.

First quarter U.S. corporate earnings were up 14% from last year, their most robust growth since 2011. With about 40% of the S&P 500 revenues coming from countries abroad, the weaker dollar boosted foreign sales.

Many international markets also showed improved economic data. This included dramatically improved employment, revised upward GDPs, stronger Purchasing Managers Indexes, the highest consumer sentiment readings since 2008’s financial crisis, as well as improving corporate earnings.

The first half of 2017 was filled with key political developments, including the start of Donald Trump’s Administration, the presidential election in France and the UK’s general election. Investors also closely watched central banks’ actions and messaging.

The Federal Reserve (the “Fed”) raised the federal funds rate twice this year, in March and in June. Investors however, began to question the future path of Fed rate hikes due to softer than expected inflation data. The Fed is also expected to start gradually shrinking its $4.5 trillion balance sheet later this year.

Several major central banks, including the European Central Bank (ECB) and the Bank of England, signaled a sooner-than-expected tightening in monetary policy. According to bank officials’ speeches in June, the ECB could soon begin reducing its bond purchases while the Bank of England might raise interest rates later this year. This resulted in the worst three day sell-off this year in European equities during the final days of June. This put government bonds across the developed world under pressure, causing yields to spike at the end of the reporting period.

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

The U.S. dollar weakened during the first half of the year, reflecting political uncertainty caused by challenges in implementing the Trump Administration’s pro-growth agenda. The Bloomberg U.S. Dollar Index lost 6.44 percent during the first half of 2017, erasing all of its post-election gains. A significant portion of this decline came from the strengthening euro.

The Equity Market

U.S. equities had a very strong first half of 2017, posting several new records. The Dow Jones Industrial Average (DJIA) hit two major psychological milestones of 20,000 (on January 25th) and 21,000 (on March 1st). The S&P 500 Index and the DJIA gained 9.34% and 9.35% for the period, respectively. Market volatility remained at historically low levels for most of the period despite elevated political uncertainty.

Performance was led by growth stocks for the first five months of 2017 as investors focused on an improving economic outlook while the “Trump Trade,” which was dominant in the fourth quarter of 2016, faded. Growth companies generally post stronger earnings than value companies during times of a prospering economy. Despite a weak June, growth outperformed year-to-date, with the S&P 500 Growth Index gaining 13.33%, while the S&P 500 Value Index returned 4.85%.

Small-caps, which benefited most in the immediate post-election rally, have been the weakest performers in 2017. Small-caps (measured by the Russell 2000 Index) and mid-caps (measured by the S&P 400 MidCap Index) returned 4.99% and 5.99% for the first six months of the year, respectively.

Higher yielding stocks outperformed the general market with the Dow Jones US Select Dividend Index returned 6.09% year-to-date. Real estate as a whole was under pressure earlier this year as investors focused on rising interest rates. In addition, well publicized retail bankruptcies and store closures resulted in a sell-off of retail REITs. Year-to-date the Dow Jones US Select REIT Index returned 1.36%.

Nine out of 11 S&P 500 sectors ended the first half of 2017 in positive territory, with Information Technology and Healthcare being the best performing sectors with returns of 17.23% and 16.07%, respectively. Energy, which was the strongest sector in 2016, is the weakest sector in 2017 at –12.61% due to a sharp decline in oil prices and expectations of an energy glut. Crude oil prices declined over the past 6 months by –14.30% to $46.04 per barrel.

International equities had an even stronger first half of 2017 than U.S. stocks with most of the regions and countries posting double-digit returns, their best first half year since 2009. International developed markets (measured by the MSCI EAFE Index)

2

and emerging markets (measured by the MSCI EM Index) returned 14.23% and 18.60% year-to-date. International equities generally benefited from the weaker dollar.

The Bond Market

The U.S. fixed income markets were positive across the board for the first half of 2017. The broad U.S. bond market (measured by the BofA ML U.S. Broad Market Index) gained 2.35% during the review period.

The 2-year U.S. Treasury yield, which is very sensitive to changes in Fed policy, rose by 19 basis points to 1.38%. The 10-year Treasury yield, which is controlled by other factors such as GDP, inflation and investor sentiment, fell 14 basis points to 2.31%. Flattening of the yield curve resulted in an outperformance of the longer-dated Treasuries, with 15+ years performing the best at 5.47%, and shorter-dated Treasuries at only 0.31%.

Credit sensitive fixed income benefited from a narrowing in credit spreads. With record issuance and record demand, investment grade corporate bonds (measured by the BofA ML Corporate Master Index) posted a strong return of 3.88% for the review period. The demand was boosted by overseas buyers in their search of yields that were higher than those available locally. BBB-rated bonds continued to be the strongest performing sector in terms of credit quality among investment grade corporate bonds.

The high yield bond market (measured by the BofA ML U.S. Cash Pay HY Constrained Index) was the strongest domestic fixed income market for the period, returning 4.92%. Leveraged loans slightly underperformed the broad bond market, returning 1.96% year-to-date.

Municipal bonds (measured by the BofA ML Municipal Master Index) recovered significantly in the first half of 2017 with a return of 3.40% after a post-election sell-off in November. New muni issuance is still below expectations for the year, while demand has remained steady.

Sovereign bond markets had mixed performances in their local currencies, depending on the market. Most of the Eurozone markets and Japan had negative performance as yields in those countries rose. The rest of markets were mostly positive. Non-U.S. sovereign bonds (measured by the Citi World Government ex U.S. Bond Index) were up 5.91% year-to-date in U.S. dollar terms, benefiting from U.S. dollar depreciation.

3

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Emerging market debt (measured by the BofA ML Global Emerging Markets Sovereign Index) was the strongest fixed income market during the review period at 7.45%. Emerging market bonds experienced strong inflows for the period, benefiting from the weakening of the U.S dollar and improving growth within emerging markets.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by Foresters Life Insurance and Annuity Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Equity & Bond Markets Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in this Overview reflect those views of the Director of Equities and Director of Fixed Income of Foresters Investment Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds

4

with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. To the extent a subaccount uses derivatives, it will have risks associated with such use. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your subaccounts.

5

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2017, and held for the entire six-month period ended June 30, 2017. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

Fund Expenses (unaudited)
BALANCED INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,037.23	$4.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

*	Expenses are equal to the annualized expense ratio of .98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

7

Portfolio of Investments
BALANCED INCOME FUND
June 30, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—48.6%
	Automotive—1.6%
$100M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	$ 100,868
	Chemicals—3.3%
100M	Agrium, Inc., 3.5%, 6/1/2023	102,793
100M	Dow Chemical Co., 3.5%, 10/1/2024	102,861
		205,654
	Consumer Non-Durables—1.7%
100M	Newell Brands, Inc., 4.2%, 4/1/2026	106,293
	Energy—2.6%
50M	BP Capital Markets, PLC, 3.216%, 11/28/2023	50,821
100M	Magellan Midstream Partners, LP, 5%, 3/1/2026	110,472
		161,293
	Financial Services—4.2%
100M	American International Group, Inc., 3.75%, 7/10/2025	102,029
50M	General Electric Capital Corp., 3.1%, 1/9/2023	51,891
100M	State Street Corp., 3.55%, 8/18/2025	104,241
		258,161
	Financials—13.9%
100M	Bank of America Corp., 2.1532%, 4/24/2023 †	100,435
100M	Citigroup, Inc., 3.7%, 1/12/2026	101,323
50M	Deutsche Bank AG, 3.7%, 5/30/2024	50,066
100M	General Motors Financial Co., 5.25%, 3/1/2026	108,196
50M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	51,671
100M	JPMorgan Chase & Co., 6.4%, 5/15/2038	134,241
100M	Morgan Stanley, 2.3732%, 5/8/2024 †	100,598
50M	U.S. Bancorp, 3.6%, 9/11/2024	51,985
50M	Visa, Inc., 3.15%, 12/14/2025	50,818
	Wells Fargo & Co.:
50M	5.606%, 1/15/2044	59,591
50M	3.9%, 5/1/2045	50,146
		859,070

8

Principal
Amount
or Shares	Security	Value
	Food/Beverage/Tobacco—1.5%
$100M	PepsiCo, Inc., 3.45%, 10/6/2046	$ 94,209
	Information Technology—2.4%
100M	Microsoft Corp., 3.7%, 8/8/2046	99,216
50M	Oracle Corp., 2.65%, 7/15/2026	48,035
		147,251
	Real Estate—9.8%
100M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	101,902
50M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	51,306
100M	Boston Properties, LP, 2.75%, 10/1/2026	94,607
50M	Prologis, LP, 3.75%, 11/1/2025	52,144
150M	Realty Income Corp., 3.25%, 10/15/2022	152,436
50M	Simon Property Group, LP, 3.375%, 10/1/2024	50,952
100M	Welltower, Inc., 4%, 6/1/2025	103,566
		606,913
	Retail-General Merchandise—.9%
50M	Amazon.com, Inc., 4.8%, 12/5/2034	57,732
	Telecommunications—1.6%
100M	Verizon Communications, Inc., 4.272%, 1/15/2036	96,820
	Transportation—3.4%
100M	Cummins, Inc., 4.875%, 10/1/2043	113,211
100M	Southwest Airlines Co., 3%, 11/15/2026	97,184
		210,395
	Utilities—1.7%
50M	Dominion Resources, Inc., 3.9%, 10/1/2025	51,848
50M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	50,314
		102,162
Total Value of Corporate Bonds (cost $2,997,496)		3,006,821
	COMMON STOCKS—39.6%
	Consumer Discretionary—4.4%
400	Acushnet Holdings Corporation	7,936
84	Adient, PLC	5,492
600	American Eagle Outfitters, Inc.	7,230
400	Coach, Inc.	18,936
950	DSW, Inc. – Class “A”	16,815

9

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2017

Shares	Security	Value
	Consumer Discretionary (continued)
1,150	Ford Motor Company	$ 12,867
500	HSN, Inc.	15,950
600	L Brands, Inc.	32,334
300	Newell Brands, Inc.	16,086
500	Nordstrom, Inc.	23,915
600	Regal Entertainment Group – Class “A”	12,276
550	Tupperware Brands Corporation	38,627
100	Whirlpool Corporation	19,162
300	Williams-Sonoma, Inc.	14,550
300	Wyndham Worldwide Corporation	30,123
		272,299
	Consumer Staples—5.9%
950	Altria Group, Inc.	70,746
800	B&G Foods, Inc.	28,480
600	Coca-Cola Company	26,910
1,076	Koninklijke Ahold Delhaize NV (ADR)	20,595
300	Nu Skin Enterprises, Inc. – Class “A”	18,852
400	PepsiCo, Inc.	46,196
650	Philip Morris International, Inc.	76,343
250	Procter & Gamble Company	21,788
500	Sysco Corporation	25,165
400	Wal-Mart Stores, Inc.	30,272
		365,347
	Energy—1.9%
100	Chevron Corporation	10,433
200	ExxonMobil Corporation	16,146
500	Marathon Petroleum Corporation	26,165
100	Occidental Petroleum Corporation	5,987
500	PBF Energy, Inc. – Class “A”	11,130
100	Phillips 66	8,269
300	Royal Dutch Shell, PLC – Class “A” (ADR)	15,957
100	Schlumberger, Ltd.	6,584
600	Suncor Energy, Inc.	17,520
		118,191

10

Shares	Security	Value
	Financials—4.8%
300	Ameriprise Financial, Inc.	$ 38,187
400	Berkshire Hills Bancorp, Inc.	14,060
200	Chubb, Ltd.	29,076
500	Discover Financial Services	31,095
300	Hamilton Lane, Inc. – Class “A”	6,597
500	JPMorgan Chase & Company	45,700
500	MetLife, Inc.	27,470
250	PNC Financial Services Group, Inc.	31,218
600	U.S. Bancorp	31,152
1,200	Waddell & Reed Financial, Inc. – Class “A”	22,656
350	Wells Fargo & Company	19,394
		296,605
	Health Care—4.3%
750	Abbott Laboratories	36,457
700	AbbVie, Inc.	50,757
900	GlaxoSmithKline, PLC (ADR)	38,808
400	Johnson & Johnson	52,916
550	Merck & Company, Inc.	35,249
1,600	Pfizer, Inc.	53,744
		267,931
	Industrials—6.0%
300	3M Company	62,457
1,200	General Electric Company	32,412
300	Honeywell International, Inc.	39,987
700	Johnson Controls International, PLC	30,352
800	Koninklijke Philips NV (ADR)	28,656
200	Lockheed Martin Corporation	55,522
600	Mobile Mini, Inc.	17,910
2,500	Triton International, Ltd.	83,600
150	United Technologies Corporation	18,317
		369,213
	Information Technology—5.6%
500	Apple, Inc.	72,010
1,250	Cisco Systems, Inc.	39,125
600	Intel Corporation	20,244
150	International Business Machines Corporation	23,074
800	Maxim Integrated Products, Inc.	35,920
950	Microsoft Corporation	65,483

11

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2017

Shares	Security	Value
	Information Technology (continued)
600	QUALCOMM, Inc.	$ 33,132
300	Symantec Corporation	8,475
1,150	Travelport Worldwide, Ltd.	15,824
400	Western Digital Corporation	35,440
		348,727
	Materials—1.1%
500	International Paper Company	28,305
150	Praxair, Inc.	19,883
300	RPM International, Inc.	16,365
		64,553
	Real Estate—2.1%
2,100	Brixmor Property Group, Inc. (REIT)	37,548
650	Chesapeake Lodging Trust (REIT)	15,905
2,050	FelCor Lodging Trust, Inc. (REIT)	14,780
1,000	Tanger Factory Outlet Centers, Inc. (REIT)	25,980
600	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	11,880
1,700	Whitestone REIT (REIT)	20,825
		126,918
	Telecommunication Services—1.3%
1,150	AT&T, Inc.	43,389
800	Verizon Communications, Inc.	35,728
		79,117
	Utilities—2.2%
300	Black Hills Corporation	20,241
500	Duke Energy Corporation	41,795
600	Exelon Corporation	21,642
800	NiSource, Inc.	20,288
200	SCANA Corporation	13,402
300	WEC Energy Group, Inc.	18,414
		135,782
Total Value of Common Stocks (cost $2,219,534)		2,444,683

12

Principal
Amount
or Shares	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—5.9%
	Fannie Mae
$ 209M	3.5%, 6/1/2046	$ 214,910
99M	4%, 3/1/2047	104,292
44M	4.5%, 1/1/2047	47,622
Total Value of Residential Mortgage-Backed Securities (cost $373,444)		366,824
	EXCHANGE TRADED FUNDS—2.6%
1,820	ishares iBoxx USD High Yield Corporate Bond ETF (ETF)
	(cost $154,357)	160,870
Total Value of Investments (cost $5,744,831)	96.7%	5,979,198
Other Assets, Less Liabilities	3.3	202,785
Net Assets	100.0%	$6,181,983

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	USD	United States Dollar

Futures contracts outstanding at June 30, 2017:

					Unrealized
Number of			Value at	Value at	Appreciation
Contracts	Type	Expiration	Trade Date	June 30, 2017	(Depreciation)
1	5 Year U.S.	Sep. 2017	$117,923	$117,998	$ 75
	Treasury Note
5	10 Year U.S.	Sep. 2017	627,780	627,840	60
	Treasury Note
1	U.S. Treasury	Sep. 2017	152,023	150,346	(1,677)
	Long Bond
(Premium received $89)					$(1,542)

13

Portfolio of Investments (continued)
BALANCED INCOME FUND
June 30, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$3,006,821	$—	$3,006,821
Common Stocks	2,444,683	—	—	2,444,683
Residential Mortgage-Backed
Securities	—	366,824	—	366,824
Exchange Traded Funds	160,870	—	—	160,870
Total Investments in Securities*	$2,605,553	$3,373,645	$—	$5,979,198

Liabilities
Futures Contracts	$(1,453)	$—	$—	$(1,453)

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

14	See notes to financial statements

Fund Expenses (unaudited)
COVERED CALL STRATEGY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,041.08	$5.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.48	$5.36

*	Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

15

Portfolio of Investments
COVERED CALL STRATEGY FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—8.3%
200	*	AutoZone, Inc.	$ 114,092
2,700		CBS Corporation – Class “B”	172,206
1,500		Walt Disney Company	159,375
1,200		Whirlpool Corporation	229,944
			675,617
		Consumer Staples—4.0%
2,800		General Mills, Inc.	155,120
3,900		Mondelez International, Inc.	168,441
			323,561
		Energy—10.7%
2,200		Chevron Corporation	229,526
2,000		ExxonMobil Corporation	161,460
5,100		Halliburton Company	217,821
4,000		Valero Energy Corporation	269,840
			878,647
		Financials—21.9%
3,400		American Express Company	286,416
15,100		Bank of America Corporation	366,326
600		BlackRock, Inc.	253,446
1,400		Goldman Sachs Group, Inc.	310,660
4,400		JPMorgan Chase & Company	402,160
3,400		U.S. Bancorp	176,528
			1,795,536
		Health Care—16.5%
1,500		Allergan, PLC	364,635
900		Amgen, Inc.	155,007
3,000		Bristol-Myers Squibb Company	167,160
4,300		Medtronic, PLC	381,625
8,400		Pfizer, Inc.	282,156
			1,350,583

16

Shares	Security		Value
	Industrials—15.0%
8,300	General Electric Company		$ 224,183
2,700	Honeywell International, Inc.		359,883
600	Lockheed Martin Corporation		166,566
2,000	Raytheon Company		322,960
1,400	United Parcel Service, Inc. – Class “B”		154,826
			1,228,418
	Information Technology—16.1%
2,300	Apple, Inc.		331,246
9,000	Cisco Systems, Inc.		281,700
7,000	Intel Corporation		236,180
6,200	Oracle Corporation		310,868
2,900	QUALCOMM, Inc.		160,138
			1,320,132
	Materials—4.9%
6,400	Dow Chemical Company		403,648
	Telecommunication Services—1.5%
2,800	Verizon Communications, Inc.		125,048
Total Value of Common Stocks (cost $7,319,237)		98.9%	8,101,190
Other Assets, Less Liabilities		1.1	87,716
Net Assets		100.0%	$8,188,906

*	Non-income producing

17

Portfolio of Investments (continued)
COVERED CALL STRATEGY FUND
June 30, 2017

	Expiration	Exercise
CALL OPTIONS WRITTEN—2.0%	Date	Price	Contracts	Value
Allergan, PLC	7/21/17	$240.00	15	$ 9,150
American Express Company	7/21/17	80.00	34	16,252
Amgen, Inc.	7/21/17	155.00	8	14,328
Amgen, Inc.	7/21/17	165.00	1	833
Apple, Inc.	7/21/17	150.00	23	1,495
AutoZone, Inc.	7/21/17	620.00	2	260
Bank of America Corporation	7/21/17	25.00	118	3,304
Bank of America Corporation	8/11/17	25.50	33	1,221
BlackRock, Inc.	10/20/17	390.00	5	19,925
BlackRock, Inc.	10/20/17	420.00	1	1,885
Bristol-Myers Squibb Company	9/15/17	60.00	30	2,970
CBS Corporation	12/15/17	67.50	27	6,682
Cisco Systems, Inc.	7/14/17	32.00	90	990
Dow Chemical Company	7/28/17	64.50	64	4,608
ExxonMobil Corporation	1/19/18	85.00	3	495
ExxonMobil Corporation	1/19/18	87.50	17	1,649
General Electric Company	7/14/17	29.50	83	83
General Mills, Inc.	7/21/17	57.50	28	560
Halliburton Company	10/20/17	45.00	51	8,007
Honeywell International, Inc.	7/21/17	135.00	27	3,807
Intel Corporation	9/15/17	34.00	70	7,700
JPMorgan Chase & Company	8/18/17	95.00	4	324
JPMorgan Chase & Company	12/15/17	95.00	40	11,840
Lockheed Martin Corporation	7/21/17	280.00	6	1,800
Medtronic, PLC	7/21/17	87.50	42	7,098
Medtronic, PLC	8/18/17	90.00	1	117
Mondelez International, Inc.	7/21/17	45.50	39	761
Oracle Corporation	8/4/17	52.50	62	1,054
Pfizer, Inc.	7/28/17	34.50	84	1,176
QUALCOMM, Inc.	7/21/17	55.50	29	4,495
Raytheon Company	8/18/17	165.00	20	5,320
U.S. Bancorp	7/21/17	52.00	11	1,045
U.S. Bancorp	7/21/17	52.50	23	1,633
United Parcel Service, Inc.	7/21/17	111.00	14	2,030
Valero Energy Corporation	8/18/17	67.50	40	8,160
Verizon Communications, Inc.	7/21/17	47.00	28	112
Walt Disney Company	7/14/17	107.00	15	900
Whirlpool Corporation	9/15/17	190.00	12	10,830
Total Call Options Written (premium received $156,854)				$164,899

18

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,101,190	$—	$—	$8,101,190
Liabilities
Call Options Written	$(164,899)	$—	$—	$(164,899)

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	19

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,056.95	$4.08
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.82	$4.01

*	Expenses are equal to the annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

20

Portfolio of Investments
EQUITY INCOME FUND
June 30, 2017

Shares	Security	Value
	COMMON STOCKS—93.7%
	Consumer Discretionary—8.8%
17,000	Acushnet Holdings Corporation	$ 337,280
13,200	American Eagle Outfitters, Inc.	159,060
8,687	CBS Corporation – Class “B”	554,057
36,200	Comcast Corporation – Special Shares “A”	1,408,904
3,900	Delphi Automotive, PLC	341,835
51,850	Ford Motor Company	580,202
7,950	Home Depot, Inc.	1,219,530
13,500	HSN, Inc.	430,650
4,800	L Brands, Inc.	258,672
6,900	McDonald’s Corporation	1,056,804
12,437	Newell Brands, Inc.	666,872
6,700	Oxford Industries, Inc.	418,683
28,400	Regal Entertainment Group – Class “A”	581,064
11,016	Time Warner, Inc.	1,106,117
3,600	Tupperware Brands Corporation	252,828
4,300	Walt Disney Company	456,875
1,400	Whirlpool Corporation	268,268
5,600	Wyndham Worldwide Corporation	562,296
		10,659,997
	Consumer Staples—9.7%
23,100	Altria Group, Inc.	1,720,257
14,400	B&G Foods, Inc.	512,640
17,800	Coca-Cola Company	798,330
12,000	CVS Health Corporation	965,520
4,350	Dr. Pepper Snapple Group, Inc.	396,328
6,400	Kimberly-Clark Corporation	826,304
21,282	Koninklijke Ahold Delhaize NV (ADR)	407,337
3,666	Kraft Heinz Company	313,956
3,400	Molson Coors Brewing Company	293,556
12,300	PepsiCo, Inc.	1,420,527
16,200	Philip Morris International, Inc.	1,902,690
14,200	Procter & Gamble Company	1,237,530
12,700	Wal-Mart Stores, Inc.	961,136
		11,756,111
	Energy—7.0%
17,200	Chevron Corporation	1,794,476
16,150	ConocoPhillips	709,954
14,600	Devon Energy Corporation	466,762

21

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2017

Shares	Security	Value
	Energy (continued)
15,600	ExxonMobil Corporation	$ 1,259,388
8,600	Halliburton Company	367,306
13,800	Marathon Petroleum Corporation	722,154
17,800	Occidental Petroleum Corporation	1,065,686
15,800	PBF Energy, Inc. – Class “A”	351,708
14,400	Royal Dutch Shell, PLC – Class “A” (ADR)	765,936
7,100	Schlumberger, Ltd.	467,464
20,400	Suncor Energy, Inc.	595,680
		8,566,514
	Financials—17.4%
29,700	AllianceBernstein Holding, LP (MLP)	702,405
10,350	American Express Company	871,884
7,700	American International Group, Inc.	481,404
4,050	Ameriprise Financial, Inc.	515,524
20,200	Bank of New York Mellon Corporation	1,030,604
19,850	Berkshire Hills Bancorp, Inc.	697,727
13,567	Chubb, Ltd.	1,972,370
15,600	Citizens Financial Group, Inc.	556,608
14,550	Discover Financial Services	904,864
29,070	Financial Select Sector SPDR Fund (ETF)	717,157
300	Hamilton Lane, Inc. – Class “A”	6,597
7,900	IBERIABANK Corporation	643,850
13,900	Invesco, Ltd.	489,141
21,000	iShares S&P U.S. Preferred Stock Index Fund (ETF)	822,570
25,900	JPMorgan Chase & Company	2,367,260
21,100	MetLife, Inc.	1,159,234
9,400	PNC Financial Services Group, Inc.	1,173,778
6,200	Prosperity Bancshares, Inc.	398,288
9,700	SPDR S&P Regional Banking (ETF)	533,015
26,100	Sterling Bancorp	606,825
5,400	Travelers Companies, Inc.	683,262
20,900	U.S. Bancorp	1,085,128
17,400	Waddell & Reed Financial, Inc. – Class “A”	328,512
42,450	Wells Fargo & Company	2,352,155
		21,100,162
	Health Care—11.7%
18,400	Abbott Laboratories	894,424
16,300	AbbVie, Inc.	1,181,913
8,492	Baxter International, Inc.	514,106
9,000	Gilead Sciences, Inc.	637,020

22

Shares	Security	Value
	Health Care (continued)
10,050	GlaxoSmithKline, PLC (ADR)	$ 433,356
19,550	Johnson & Johnson	2,586,270
10,912	Medtronic, PLC	968,440
33,520	Merck & Company, Inc.	2,148,297
74,585	Pfizer, Inc.	2,505,310
14,400	Phibro Animal Health Corporation – Class “A”	533,520
3,850	Thermo Fisher Scientific, Inc.	671,710
3,100	UnitedHealth Group, Inc.	574,802
8,490	Zoetis, Inc.	529,606
		14,178,774
	Industrials—11.6%
5,500	3M Company	1,145,045
5,600	A.O. Smith Corporation	315,448
12,400	Eaton Corporation, PLC	965,092
3,400	General Dynamics Corporation	673,540
61,630	General Electric Company	1,664,626
11,800	Honeywell International, Inc.	1,572,822
13,300	Industrial Select Sector SPDR Fund (ETF)	905,863
9,700	Ingersoll-Rand, PLC	886,483
5,850	ITT, Inc.	235,053
24,834	Johnson Controls International, PLC	1,076,802
19,100	Koninklijke Philips NV (ADR)	684,162
3,680	Lockheed Martin Corporation	1,021,605
10,500	Schneider National, Inc.	234,885
1,450	Snap-On, Inc.	229,100
17,400	Triton International, Ltd.	581,856
8,500	United Parcel Service, Inc. – Class “B”	940,015
8,200	United Technologies Corporation	1,001,302
		14,133,699
	Information Technology—13.0%
8,690	Apple, Inc.	1,251,534
16,300	Applied Materials, Inc.	673,353
5,450	Automatic Data Processing, Inc.	558,407
3,000	Broadcom, Ltd.	699,150
66,700	Cisco Systems, Inc.	2,087,710
14,200	HP Enterprise Company	235,578
26,800	HP, Inc.	468,464
34,100	Intel Corporation	1,150,534
11,600	Juniper Networks, Inc.	323,408

23

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2017

Shares		Security	Value
		Information Technology (continued)
3,650		Lam Research Corporation	$ 516,220
11,400		Microchip Technology, Inc.	879,852
39,250		Microsoft Corporation	2,705,503
5,100	*	NXP Semiconductors NV	558,195
11,700		QUALCOMM, Inc.	646,074
10,800		Silicon Motion Technology Corporation (ADR)	520,884
22,700		Symantec Corporation	641,275
7,500		TE Connectivity, Ltd.	590,100
10,900		Technology Select Sector SPDR Fund (ETF)	596,448
8,400		Western Digital Corporation	744,240
			15,846,929
		Materials—4.7%
17,050		Dow Chemical Company	1,075,343
9,190		E.I. DuPont de Nemours & Company	741,725
4,700		Eastman Chemical Company	394,753
9,700		International Paper Company	549,117
22,800	*	Louisiana-Pacific Corporation	549,708
7,700		LyondellBasell Industries NV – Class “A”	649,803
5,400		Praxair, Inc.	715,770
10,400		Sealed Air Corporation	465,504
4,600		Steel Dynamics, Inc.	164,726
7,990		WestRock Company	452,713
			5,759,162
		Real Estate—2.7%
31,100		Brixmor Property Group, Inc. (REIT)	556,068
16,900		Chesapeake Lodging Trust (REIT)	413,543
2,800		Federal Realty Investment Trust (REIT)	353,892
8,850		iShares U.S. Real Estate ETF (ETF)	705,965
12,000		Sunstone Hotel Investors, Inc. (REIT)	193,440
17,300		Tanger Factory Outlet Centers, Inc. (REIT)	449,454
31,600		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	625,680
			3,298,042
		Telecommunication Services—3.2%
50,760		AT&T, Inc.	1,915,175
43,100		Verizon Communications, Inc.	1,924,846
			3,840,021

24

Shares	Security	Value
	Utilities—3.9%
7,350	American Electric Power Company, Inc.	$ 510,604
19,200	CenterPoint Energy, Inc.	525,696
6,750	Dominion Resources, Inc.	517,252
6,900	Duke Energy Corporation	576,771
24,500	Exelon Corporation	883,715
3,400	NextEra Energy, Inc.	476,442
20,200	PPL Corporation	780,932
8,300	Vectren Corporation	485,052
		4,756,464
Total Value of Common Stocks (cost $78,188,539)		113,895,875
	PREFERRED STOCKS—1.7%
	Financials—.6%
200	Citizens Financial Group, Inc., Series A, 5.5%, 2049	209,500
21,200	JPMorgan Chase & Co., Series Y, 6.125%, 2020	571,340
		780,840
	Health Care—.4%
500	Allergan, PLC, Series A, 5.5%, 2018	434,040
	Real Estate—.7%
11,400	Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	291,498
9,000	Urstadt Biddle Properties, Inc., Series F (REIT), 7.125%, 2049	231,570
11,000	Urstadt Biddle Properties, Inc., Series G (REIT), 6.75%, 2049	290,400
		813,468
Total Value of Preferred Stocks (cost $2,019,492)		2,028,348

25

Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2017

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—3.5%
	Federal Home Loan Bank:
$ 500M	0.92%, 7/13/2017		$ 499,862
750M	0.9%, 7/19/2017		749,670
1,000M	1%, 7/19/2017		999,560
500M	0.9%, 7/24/2017		499,711
1,000M	0.99%, 8/2/2017		999,158
500M	0.98%, 8/11/2017		499,453
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,247,282)			4,247,414
Total Value of Investments (cost $84,455,313)		98.9%	120,171,637
Other Assets, Less Liabilities		1.1	1,375,445
Net Assets		100.0%	$121,547,082

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

26

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$113,895,875	$—	$—	$113,895,875
Preferred Stocks	2,028,348	—	—	2,028,348
Short-Term U.S. Government
Agency Obligations	—	4,247,414	—	4,247,414
Total Investments in Securities*	$115,924,223	$4,247,414	$—	$120,171,637

*	The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	27

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,040.09	$4.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.43	$4.41

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

28

Portfolio of Investments
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—92.4%
	Aerospace/Defense—1.3%
	Bombardier, Inc.:
$375M	8.75%, 12/1/2021 (a)	$ 417,187
225M	7.5%, 3/15/2025 (a)	234,000
	Meccanica Holdings USA, Inc.:
275M	7.375%, 7/15/2039 (a)	331,375
100M	6.25%, 1/15/2040 (a)	112,500
275M	Transdigm, Inc., 6.375%, 6/15/2026	279,813
		1,374,875
	Automotive—4.9%
200M	Allison Transmission, Inc., 5%, 10/1/2024 (a)	205,500
	American Axle & Manufacturing, Inc.:
25M	6.625%, 10/15/2022	25,750
225M	6.25%, 4/1/2025 (a)	219,937
175M	6.5%, 4/1/2027 (a)	170,625
250M	Asbury Automotive Group, Inc., 6%, 12/15/2024	255,625
225M	Avis Budget Car Rental, 6.375%, 4/1/2024 (a)	225,562
175M	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026 (a)	176,094
	Dana Holding Corp.:
200M	6%, 9/15/2023	209,500
250M	5.5%, 12/15/2024	260,625
450M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023	459,562
	Group 1 Automotive, Inc.:
325M	5%, 6/1/2022	331,500
200M	5.25%, 12/15/2023 (a)	203,000
	Hertz Corp.:
250M	7.625%, 6/1/2022 (a)	250,025
150M	5.5%, 10/15/2024 (a)	123,750
200M	IHO Verwaltungs GmbH, 4.125%, 9/15/2021 (a)	204,250
500M	LKQ Corp., 4.75%, 5/15/2023	512,500
450M	Meritor, Inc., 6.25%, 2/15/2024	471,375
425M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023 (a)	451,563
325M	ZF North America Capital, Inc., 4.75%, 4/29/2025 (a)	344,094
		5,100,837
	Building Materials—1.0%
500M	Building Materials Corp., 5.375%, 11/15/2024 (a)	529,375
550M	Griffon Corp., 5.25%, 3/1/2022	562,375
		1,091,750

29

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Chemicals—4.7%
$275M	A. Schulman, Inc., 6.875%, 6/1/2023	$ 292,188
400M	Blue Cube Spinco, Inc., 10%, 10/15/2025	495,000
225M	Consolidated Energy Finance SA, 6.875%, 6/15/2025 (a)	232,312
125M	Evolution Escrow Issuer, 7.5%, 3/15/2022 (a)	129,375
275M	Koppers, Inc., 6%, 2/15/2025 (a)	292,875
450M	Platform Specialty Products Corp., 10.375%, 5/1/2021 (a)	498,938
400M	PolyOne Corp., 5.25%, 3/15/2023	422,000
	Rain CII Carbon, LLC:
232M	8.25%, 1/15/2021 (a)	242,150
850M	7.25%, 4/1/2025 (a)	879,750
275M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	268,986
175M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	158,375
250M	Trinseo SA, 6.75%, 5/1/2022 (a)	265,625
300M	Tronox Finance, LLC, 6.375%, 8/15/2020	301,500
375M	Univar USA, Inc., 6.75%, 7/15/2023 (a)	392,813
75M	W.R. Grace & Co., 5.625%, 10/1/2024 (a)	80,437
		4,952,324
	Consumer Non-Durables—1.6%
150M	American Greetings Corp., 7.875%, 2/15/2025 (a)	162,937
175M	First Quality Finance Co., 5%, 7/1/2025 (a)	178,937
400M	Kronos Acquisition Holdings, 9%, 8/15/2023 (a)	400,000
	Reynolds Group Issuer, Inc.:
275M	5.75%, 10/15/2020	281,762
125M	5.125%, 7/15/2023 (a)	130,000
250M	Standard Industries, Inc., 5.5%, 2/15/2023 (a)	264,375
250M	Wolverine World Wide, Inc., 5%, 9/1/2026 (a)	247,188
		1,665,199
	Energy—10.0%
	Antero Resources Corp.:
125M	5.375%, 11/1/2021	126,719
50M	5.125%, 12/1/2022	50,359
50M	5%, 3/1/2025 (a)	48,750
250M	Baytex Energy Corp., 5.125%, 6/1/2021 (a)	223,125
200M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022 (a)	202,500
75M	Callon Petroleum Co., 6.125%, 10/1/2024	76,687
	Carrizo Oil & Gas, Inc.:
125M	6.25%, 4/15/2023	120,937
75M	8.25%, 7/15/2025 (b)	76,875
125M	Cheniere Corpus Christi Holdings, 5.125%, 6/30/2027 (a)	128,281

30

Principal
Amount	Security	Value
	Energy (continued)
$150M	CONSOL Energy, Inc., 5.875%, 4/15/2022	$ 148,125
	Continental Resources, Inc.:
200M	4.5%, 4/15/2023	191,500
275M	3.8%, 6/1/2024	253,170
50M	4.9%, 6/1/2044	42,000
125M	Covey Park Energy, LLC, 7.5%, 5/15/2025 (a)	125,312
	Crestwood Midstream Partners, LP:
250M	6.25%, 4/1/2023	255,000
200M	5.75%, 4/1/2025 (a)	200,000
275M	Delek Logistics Partners, LP, 6.75%, 5/15/2025 (a)	279,125
75M	Diamondback Energy, Inc., 4.75%, 11/1/2024 (a)	75,000
400M	Exterran Partners, LP, 6%, 10/1/2022	390,000
275M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021	269,500
	Genesis Energy, LP:
200M	6.75%, 8/1/2022	201,500
25M	6%, 5/15/2023	24,625
100M	5.625%, 6/15/2024	95,250
175M	Gulfport Energy Corp., 6.375%, 5/15/2025 (a)	173,031
175M	Hilcorp Energy I, 5.75%, 10/1/2025 (a)	165,812
375M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	365,625
200M	Matador Resources Co., 6.875%, 4/15/2023	208,500
250M	MEG Energy Corp., 6.5%, 1/15/2025 (a)	228,438
	Murphy Oil Corp.:
200M	4.7%, 12/1/2022	193,600
125M	6.875%, 8/15/2024	130,938
350M	Newfield Exploration Co., 5.375%, 1/1/2026	364,000
50M	NuStar Logistics, LP, 4.8%, 9/1/2020	52,250
250M	Oasis Petroleum, Inc., 6.875%, 1/15/2023	243,125
	Parsley Energy, LLC:
50M	6.25%, 6/1/2024 (a)	52,750
175M	5.25%, 8/15/2025 (a)	175,438
175M	PDC Energy, Inc., 6.125%, 9/15/2024 (a)	178,500
225M	Precision Drilling Corp., 6.5%, 12/15/2021	221,344
300M	QEP Resources, Inc., 6.875%, 3/1/2021	312,750
296M	Range Resources Corp., 5%, 8/15/2022 (a)	292,300
225M	Rice Energy, Inc., 6.25%, 5/1/2022	235,406
175M	Rowan Cos., Inc., 4.875%, 6/1/2022	163,188
100M	RSP Permian, Inc., 5.25%, 1/15/2025 (a)	100,625
125M	Sabine Pass Liquefaction, LLC, 5.625%, 4/15/2023	139,117
150M	SM Energy Co., 5%, 1/15/2024	133,500

31

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Energy (continued)
	Southwestern Energy Co.:
$100M	5.8%, 1/23/2020	$ 102,375
150M	4.95%, 1/23/2025	147,375
100M	Suburban Propane Partners, LP, 5.875%, 3/1/2027	100,000
	Sunoco, LP:
225M	6.25%, 4/15/2021	235,688
175M	6.375%, 4/1/2023	184,765
	Targa Resources Partners, LP:
100M	5.25%, 5/1/2023	103,000
425M	4.25%, 11/15/2023	417,031
175M	5.125%, 2/1/2025 (a)	180,906
	Tesoro Logistics, LP:
375M	6.25%, 10/15/2022	400,313
100M	6.375%, 5/1/2024	108,750
	Ultra Petroleum Corp.:
100M	6.875%, 4/15/2022 (a)	99,375
75M	7.125%, 4/15/2025 (a)	74,063
250M	Unit Corp., 6.625%, 5/15/2021	240,625
	Weatherford Bermuda, PLC:
100M	4.5%, 4/15/2022	88,750
100M	6.5%, 8/1/2036	85,500
250M	WPX Energy, Inc., 6%, 1/15/2022	248,750
		10,551,843
	Financials—3.9%
	Ally Financial, Inc.:
225M	6.25%, 12/1/2017	229,174
150M	8%, 3/15/2020	171,000
625M	8%, 11/1/2031	768,750
275M	Argos Merger Sub, Inc., 7.125%, 3/15/2023 (a)	245,437
175M	BCD Acquisition, Inc., 9.625%, 9/15/2023 (a)	189,875
250M	CDW, LLC, 5%, 9/1/2025	260,625
225M	CVR Partners, LP, 9.25%, 6/15/2023 (a)	236,250
150M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026 (a)	160,031
	Icahn Enterprises, LP:
300M	6.25%, 2/1/2022	313,500
400M	6.75%, 2/1/2024	418,040
250M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (a)	253,910
200M	Ladder Capital Finance Holdings, 5.25%, 3/15/2022 (a)	206,000

32

Principal
Amount	Security	Value
	Financials (continued)
	Park Aerospace Holdings, Ltd.:
$100M	5.25%, 8/15/2022 (a)	$ 104,907
100M	5.5%, 2/15/2024 (a)	104,700
175M	Springleaf Finance Corp., 7.75%, 10/1/2021	196,438
200M	UniCredit SpA, 5.861%, 6/19/2032 (a)	205,812
		4,064,449
	Food/Beverage/Tobacco—1.0%
325M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	353,665
	Lamb Weston Holdings, Inc.:
125M	4.625%, 11/1/2024 (a)	129,375
100M	4.875%, 11/1/2026 (a)	104,125
250M	Post Holdings, Inc., 5.5%, 3/1/2025 (a)	258,438
225M	Vector Group, Ltd., 6.125%, 2/1/2025 (a)	234,281
		1,079,884
	Food/Drug—.2%
200M	Albertson Cos., LLC, 5.75%, 3/15/2025 (a)	186,500
	Forest Products/Containers—2.6%
225M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021 (a)	233,719
275M	Berry Plastics Group, 5.125%, 7/15/2023	287,375
50M	Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (a)	52,094
200M	Greif, Inc., 7.75%, 8/1/2019	220,000
125M	Louisiana-Pacific Corp., 4.875%, 9/15/2024	127,969
	Mercer International, Inc.:
200M	7.75%, 12/1/2022	215,250
175M	6.5%, 2/1/2024 (a)	183,171
	Owens-Brockway Glass Container, Inc.:
75M	5%, 1/15/2022 (a)	79,594
75M	5.875%, 8/15/2023 (a)	82,828
250M	5.375%, 1/15/2025 (a)	267,500
50M	6.375%, 8/15/2025 (a)	56,219
	Sealed Air Corp.:
175M	4.875%, 12/1/2022 (a)	187,031
300M	5.25%, 4/1/2023 (a)	323,250
325M	6.875%, 7/15/2033 (a)	375,375
		2,691,375

33

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Gaming/Leisure—1.8%
	International Game Technology, PLC:
$200M	6.25%, 2/15/2022 (a)	$ 219,500
200M	6.5%, 2/15/2025 (a)	220,500
75M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (a)	79,313
250M	NCL Corp., Ltd., 4.625%, 11/15/2020 (a)	257,892
250M	Regal Entertainment Group, 5.75%, 3/15/2022	261,875
275M	Scientific Games International, Inc., 7%, 1/1/2022 (a)	293,563
175M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025 (a)	187,469
400M	Viking Cruises, Ltd., 6.25%, 5/15/2025 (a)	405,000
		1,925,112
	Health Care—8.9%
	Centene Corp.:
250M	5.625%, 2/15/2021	261,250
375M	6.125%, 2/15/2024	406,380
	CHS/Community Health Systems, Inc.:
175M	7.125%, 7/15/2020	171,062
100M	5.125%, 8/1/2021	101,625
375M	6.25%, 3/31/2023	388,537
	DaVita HealthCare Partners, Inc.:
150M	5.75%, 8/15/2022	154,312
250M	5.125%, 7/15/2024	254,219
	Endo Finance, LLC:
275M	7.25%, 1/15/2022 (a)	264,687
225M	6%, 7/15/2023 (a)	190,237
	Fresenius Medical Care U.S. Finance II, Inc.:
150M	5.625%, 7/31/2019 (a)	159,187
100M	4.75%, 10/15/2024 (a)	105,500
	HCA, Inc.:
475M	6.5%, 2/15/2020	519,531
250M	6.25%, 2/15/2021	273,750
25M	7.5%, 2/15/2022	28,844
550M	5.875%, 5/1/2023	600,187
50M	5.375%, 2/1/2025	52,865
350M	5.875%, 2/15/2026	378,875
	HealthSouth Corp.:
175M	5.125%, 3/15/2023	181,125
200M	5.75%, 11/1/2024	206,250
200M	Kindred Healthcare, Inc., 8.75%, 1/15/2023	211,000
	LifePoint Health, Inc.:
400M	5.875%, 12/1/2023	423,000
275M	5.375%, 5/1/2024	285,313

34

Principal
Amount	Security	Value
	Health Care (continued)
	Mallinckrodt Finance SB:
$ 75M	5.75%, 8/1/2022 (a)	$ 70,875
225M	5.5%, 4/15/2025 (a)	198,000
	Molina Healthcare, Inc.:
400M	5.375%, 11/15/2022	425,500
250M	4.875%, 6/15/2025 (a)	252,500
125M	MPH Acquisition Holdings, 7.125%, 6/1/2024 (a)	133,594
100M	RegionalCare Hospital Partners, 8.25%, 5/1/2023 (a)	107,750
600M	Tenet Healthcare Corp., 6%, 10/1/2020	644,250
100M	Universal Health Services, Inc., 5%, 6/1/2026 (a)	104,250
64M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	65,360
	Valeant Pharmaceuticals International, Inc.:
775M	6.375%, 10/15/2020 (a)	754,656
150M	5.625%, 12/1/2021 (a)	136,125
50M	6.5%, 3/15/2022 (a)	52,563
150M	7%, 3/15/2024 (a)	158,063
650M	6.125%, 4/15/2025 (a)	552,500
		9,273,722
	Information Technology—4.9%
300M	Alliance Data Systems Corp., 5.375%, 8/1/2022 (a)	304,500
150M	Anixter, Inc., 5.125%, 10/1/2021	160,500
375M	Belden, Inc., 5.5%, 9/1/2022 (a)	388,125
275M	CommScope Technologies Finance, LLC, 6%, 6/15/2025 (a)	294,937
225M	Diamond 1 Finance Corp., 6.02%, 6/15/2026 (a)	248,263
350M	Equinix, Inc., 5.875%, 1/15/2026	382,483
205M	IAC/InterActiveCorp, 4.875%, 11/30/2018	206,947
100M	J2 Cloud Services, LLC, 6%, 7/15/2025 (a)	103,500
	Match Group, Inc.:
275M	6.75%, 12/15/2022	287,031
125M	6.375%, 6/1/2024	136,406
275M	Micron Technology, Inc., 7.5%, 9/15/2023	308,138
79M	Microsemi Corp., 9.125%, 4/15/2023 (a)	90,653
150M	MSCI, Inc., 5.75%, 8/15/2025 (a)	163,218
	NXP BV:
200M	4.125%, 6/1/2021 (a)	211,100
500M	3.875%, 9/1/2022 (a)	521,875
175M	Open Text Corp., 5.625%, 1/15/2023 (a)	183,313
225M	Rackspace Hosting, Inc, 8.625%, 11/15/2024 (a)	240,188
250M	Radiate Holdco, LLC, 6.625%, 2/15/2025 (a)	250,625

35

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Information Technology (continued)
$125M	Sensata Technologies BV, 5%, 10/1/2025 (a)	$ 131,350
100M	Verisign, Inc., 4.75%, 7/15/2027 (a)	101,625
325M	Western Digital Corp., 10.5%, 4/1/2024	384,209
		5,098,986
	Manufacturing—3.5%
325M	Amkor Technology, Inc., 6.375%, 10/1/2022	339,625
375M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023 (a)	391,875
100M	Boise Cascade Co., 5.625%, 9/1/2024 (a)	103,500
200M	Brand Energy & Infrastructure, 8.5%, 7/15/2025 (a)	207,500
325M	Cloud Crane, LLC, 10.125%, 8/1/2024 (a)	357,500
375M	Gates Global, LLC, 6%, 7/15/2022 (a)	377,813
400M	Grinding Media, Inc., 7.375%, 12/15/2023 (a)	436,000
425M	H&E Equipment Services, Inc., 7%, 9/1/2022	444,125
200M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027 (a)	210,375
	United Rentals, Inc.:
250M	5.875%, 9/15/2026	267,188
200M	5.5%, 5/15/2027	206,500
300M	Zekelman Industries, Inc., 9.875%, 6/15/2023 (a)	337,875
		3,679,876
	Media-Broadcasting—2.4%
	Belo Corp.:
100M	7.75%, 6/1/2027	111,500
25M	7.25%, 9/15/2027	27,250
325M	LIN Television Corp., 5.875%, 11/15/2022	342,063
425M	Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (a)	446,781
200M	Nexstar Escrow Corp., 5.625%, 8/1/2024 (a)	203,000
	Sinclair Television Group, Inc.:
375M	5.375%, 4/1/2021	386,250
225M	5.125%, 2/15/2027 (a)	218,813
	Sirius XM Radio, Inc.:
275M	5.75%, 8/1/2021 (a)	284,625
175M	3.875%, 8/1/2022 (a)(b)	177,244
325M	6%, 7/15/2024 (a)	346,125
		2,543,651

36

Principal
Amount	Security	Value
	Media-Cable TV—8.6%
	Altice Financing SA:
$325M	6.625%, 2/15/2023 (a)	$ 345,618
275M	5.375%, 7/15/2023 (a)	286,859
200M	7.625%, 2/15/2025 (a)	214,250
200M	5.5%, 5/15/2026 (a)	210,500
200M	7.5%, 5/15/2026 (a)	222,500
175M	Block Communications, Inc., 6.875%, 2/15/2025 (a)	188,125
225M	Cable One, Inc., 5.75%, 6/15/2022 (a)	237,094
	CCO Holdings, LLC:
375M	5.125%, 2/15/2023	387,891
500M	5.875%, 4/1/2024 (a)	535,000
200M	5.125%, 5/1/2027 (a)	205,000
425M	5.875%, 5/1/2027 (a)	455,281
	Cequel Communications Holdings I, LLC:
404M	6.375%, 9/15/2020 (a)	413,090
225M	7.75%, 7/15/2025 (a)	249,750
	Clear Channel Worldwide Holdings, Inc. (Class “A”):
25M	7.625%, 3/15/2020	24,750
100M	6.5%, 11/15/2022	102,500
	Clear Channel Worldwide Holdings, Inc. (Class “B”):
250M	7.625%, 3/15/2020	249,687
325M	6.5%, 11/15/2022	335,627
	CSC Holdings, LLC:
400M	6.75%, 11/15/2021	444,000
650M	10.125%, 1/15/2023 (a)	755,625
200M	6.625%, 10/15/2025 (a)	220,520
	DISH DBS Corp.:
675M	7.875%, 9/1/2019	745,875
125M	5%, 3/15/2023	128,437
250M	5.875%, 11/15/2024	267,680
100M	7.75%, 7/1/2026	118,750
250M	Gray Television, Inc., 5.875%, 7/15/2026 (a)	255,625
	Midcontinent Communications & Finance Corp.:
100M	6.25%, 8/1/2021 (a)	103,800
425M	6.875%, 8/15/2023 (a)	460,063
	Numericable Group SA:
225M	6%, 5/15/2022 (a)	235,688
600M	6.25%, 5/15/2024 (a)	636,000
		9,035,585

37

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Media-Diversified—1.9%
$225M	CBS Outdoor Americas Capital, 5.875%, 3/15/2025	$ 236,531
225M	Clearwater Paper Corp., 4.5%, 2/1/2023	222,750
100M	EW Scripps Co., 5.125%, 5/15/2025 (a)	103,250
225M	Gannett Co., Inc., 5.125%, 7/15/2020	230,906
300M	Lamar Media Corp., 5.375%, 1/15/2024	315,000
75M	LSC Communication, Inc., 8.75%, 10/15/2023 (a)	78,563
375M	Tribune Co., 5.875%, 7/15/2022	394,688
425M	Virgin Media Communications, Ltd., 6.375%, 4/15/2023 (a)	448,375
		2,030,063
	Metals/Mining—6.5%
350M	AK Steel Corp., 7%, 3/15/2027	363,125
	Aleris International, Inc.:
260M	7.875%, 11/1/2020	246,350
175M	9.5%, 4/1/2021 (a)	180,826
175M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025 (a)	184,625
	ArcelorMittal:
275M	6.125%, 6/1/2025	309,375
150M	7.75%, 10/15/2039	168,937
50M	7.5%, 3/1/2041	55,375
100M	Arconic, Inc., 5.95%, 2/1/2037	101,250
475M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025 (a)	450,062
	Commercial Metals Co.:
250M	4.875%, 5/15/2023	254,062
175M	5.375%, 7/15/2027 (b)	178,719
250M	Constellium NV, 8%, 1/15/2023 (a)	258,750
600M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022 (a)	616,500
	Freeport-McMoRan, Inc.:
250M	3.1%, 3/15/2020	245,625
200M	5.45%, 3/15/2043	173,460
	HudBay Minerals, Inc.:
100M	7.25%, 1/15/2023 (a)	103,625
75M	7.625%, 1/15/2025 (a)	78,937
175M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022 (a)	198,406
225M	Natural Resource Partners, LP, 10.5%, 3/15/2022	241,594
	Novelis, Inc.:
575M	6.25%, 8/15/2024 (a)	605,188
600M	5.875%, 9/30/2026 (a)	619,500
	Peabody Energy Corp.:
50M	6%, 3/31/2022 (a)	49,813
125M	6.375%, 3/31/2025 (a)	123,594
525M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025 (a)	521,063

38

Principal
Amount	Security	Value
	Metals/Mining (continued)
	Teck Resources, Ltd.:
$125M	8.5%, 6/1/2024 (a)	$ 144,688
300M	6%, 8/15/2040	303,000
		6,776,449
	Real Estate—2.6%
225M	Care Capital Properties, LP, 5.125%, 8/15/2026	229,022
275M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023	294,250
	Geo Group, Inc.:
100M	5.125%, 4/1/2023	101,000
225M	6%, 4/15/2026	234,562
	Iron Mountain, Inc.:
375M	6%, 8/15/2023	400,313
425M	5.75%, 8/15/2024	435,625
	Lennar Corp.:
225M	4.75%, 4/1/2021	239,344
175M	4.875%, 12/15/2023	186,703
	MPT Operating Partnership, LP:
50M	6.375%, 3/1/2024	54,632
125M	5.25%, 8/1/2026	130,574
150M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021 (a)	157,950
200M	Starwood Property Trust, Inc., 5%, 12/15/2021 (a)	208,500
		2,672,475
	Retail-General Merchandise—3.0%
	AmeriGas Partners, LP:
125M	5.625%, 5/20/2024	129,375
350M	5.5%, 5/20/2025	349,454
275M	5.875%, 8/20/2026	283,250
125M	5.75%, 5/20/2027	127,187
	KFC Holding Co.:
150M	5%, 6/1/2024 (a)	156,750
275M	5.25%, 6/1/2026 (a)	290,125
75M	4.75%, 6/1/2027 (a)	76,781
	L Brands, Inc.:
250M	6.875%, 11/1/2035	242,500
450M	6.75%, 7/1/2036	434,250
450M	Landry’s, Inc., 6.75%, 10/15/2024 (a)	461,813
250M	Netflix, Inc., 5.5%, 2/15/2022	272,733
300M	ServiceMaster Global Holdings, Inc., 5.125%, 11/15/2024 (a)	311,250
		3,135,468

39

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Services—2.8%
	ADT Corp.:
$275M	3.5%, 7/15/2022	$ 267,355
250M	4.125%, 6/15/2023	248,437
	AECOM:
250M	5.75%, 10/15/2022	262,812
275M	5.875%, 10/15/2024	300,437
225M	5.125%, 3/15/2027 (a)	226,406
200M	Aramark Services, Inc., 5.125%, 1/15/2024	210,750
250M	Cimpress NV, 7%, 4/1/2022 (a)	260,000
325M	GW Honos Security Corp., 8.75%, 5/15/2025 (a)	340,844
100M	KAR Auction Services, Inc., 5.125%, 6/1/2025 (a)	102,125
175M	Monitronics International, Inc., 9.125%, 4/1/2020	167,563
250M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023 (a)	272,290
250M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023 (a)	268,750
		2,927,769
	Telecommunications—3.7%
125M	CenturyLink, Inc., 5.8%, 3/15/2022	130,469
200M	Citizens Communications Co., 9%, 8/15/2031	161,500
450M	Frontier Communications Corp., 11%, 9/15/2025	419,625
	GCI, Inc.:
350M	6.75%, 6/1/2021	359,187
450M	6.875%, 4/15/2025	488,812
225M	Qwest Corp., 7.25%, 9/15/2025	250,248
325M	Telesat Canada, LLC, 8.875%, 11/15/2024 (a)	365,625
	Wind Acquisition Finance SA:
275M	4.75%, 7/15/2020 (a)	278,575
675M	7.375%, 4/23/2021 (a)	702,422
	Windstream Services, LLC:
100M	7.5%, 6/1/2022	89,750
100M	6.375%, 8/1/2023	83,063
	Zayo Group, LLC:
50M	6.375%, 5/15/2025	54,156
475M	5.75%, 1/15/2027 (a)	498,156
		3,881,588

40

Principal
Amount	Security	Value
	Transportation—1.2%
	Aircastle, Ltd.:
$ 75M	4.625%, 12/15/2018	$ 77,602
450M	6.25%, 12/1/2019	491,062
275M	Fly Leasing, Ltd., 6.375%, 10/15/2021	289,781
225M	Mobile Mini, Inc., 5.875%, 7/1/2024	234,000
200M	XPO Logistics, Inc., 6.125%, 9/1/2023 (a)	209,000
		1,301,445
	Utilities—3.5%
	AES Corp.:
275M	7.375%, 7/1/2021	316,250
175M	5.5%, 3/15/2024	183,094
150M	6%, 5/15/2026	161,250
	Calpine Corp.:
250M	5.375%, 1/15/2023	244,687
275M	5.75%, 1/15/2025	259,187
325M	5.25%, 6/1/2026 (a)	320,125
	Dynegy, Inc.:
100M	6.75%, 11/1/2019	103,625
275M	7.375%, 11/1/2022	272,250
275M	8%, 1/15/2025 (a)	268,125
212M	FirstLight Hydro Generating Co., 8.812%, 10/15/2026	225,543
52M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	56,849
	NRG Energy, Inc.:
75M	6.25%, 7/15/2022	77,344
200M	7.25%, 5/15/2026	208,000
400M	6.625%, 1/15/2027	402,500
200M	NRG Yield Operating, LLC, 5%, 9/15/2026	204,500
336M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	362,642
		3,665,971
	Waste Management—.2%
175M	GFL Environmental, Inc., 5.625%, 5/1/2022 (a)	179,812

41

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security	Value
	Wireless Communications—5.7%
	Hughes Satellite Systems Corp.:
$225M	6.5%, 6/15/2019	$ 243,844
100M	5.25%, 8/1/2026	104,875
125M	6.625%, 8/1/2026	134,687
	Inmarsat Finance, PLC:
150M	4.875%, 5/15/2022 (a)	153,000
200M	6.5%, 10/1/2024 (a)	214,000
	Intelsat Jackson Holdings SA:
150M	5.5%, 8/1/2023	124,875
375M	8%, 2/15/2024 (a)	405,000
200M	9.75%, 7/15/2025 (a)(b)	200,250
	Level 3 Financing, Inc.:
200M	6.125%, 1/15/2021	206,500
100M	5.125%, 5/1/2023	104,062
75M	5.25%, 3/15/2026	78,008
325M	SBA Communications Corp., 4.875%, 9/1/2024 (a)(b)	331,500
	Sprint Communications, Inc.:
150M	7%, 3/1/2020 (a)	165,048
850M	7%, 8/15/2020	937,125
650M	6%, 11/15/2022	690,625
350M	Sprint Corp., 7.875%, 9/15/2023	403,375
	T-Mobile USA, Inc.:
375M	6%, 3/1/2023	397,849
450M	6.625%, 4/1/2023	477,315
50M	6.5%, 1/15/2024	53,875
150M	6%, 4/15/2024	160,875
400M	Telecom Italia SpA, 5.303%, 5/30/2024	430,500
		6,017,188
Total Value of Corporate Bonds (cost $93,738,756)		96,904,196
	LOAN PARTICIPATIONS†—4.8%
	Automotive—.9%
500M	Superior Industries International, Inc., 5.7872%, 3/22/2024 (b)	498,750
450M	Truck Hero, Inc., 5.1557%, 4/22/2024	447,048
		945,798
	Building Materials—.3%
310M	Builders FirstSource, Inc., 4.2964%, 2/29/2024	310,588
	Energy—.3%
300M	Jonah Energy, LLC, 7.7261%, 5/12/2021	290,250

42

Principal
Amount	Security	Value
	Financial—.8%
	Lightstone Generation, LLC:
$ 20M	5.7261%, 1/30/2024	$ 19,471
342M	5.7261%, 1/30/2024	333,433
500M	Project Leopard Holdings, Inc., 6.5%, 6/21/2023 (b)	501,875
		854,779
	Gaming/Leisure—.7%
500M	Dorna Sports SL, 3.5%, 4/12/2024 (b)	504,375
216M	Seminole Hard Rock Entertainment, Inc., 4.0464%, 5/14/2020	216,811
		721,186
	Health Care—.4%
	CHS/Community Health Systems, Inc.:
70M	3.9518%, 12/31/2019	70,002
129M	4.2018%, 1/27/2021	128,968
208M	ExamWorks Group, Inc., 4.4761%, 7/27/2023	210,035
		409,005
	Manufacturing—.1%
71M	Columbus McKinnon Corp., 4.2964%, 1/31/2024	71,731
	Metals/Mining—.1%
100M	Peabody Energy Corp., 5.7261%, 3/31/2022	100,124
	Retail-General Merchandise—.9%
500M	Bass Pro Group, LLC, 6.2964%, 12/15/2023	486,687
496M	Harbor Freight Tools USA, Inc., 4.4761%, 8/18/2023	496,406
		983,093
	Services—.1%
81M	Brickman Group, Ltd., LLC, 4.2174%, 12/18/2020	80,832
	Wireless Communications—.2%
250M	Intelsat Jackson Holdings, Ltd, 4.0003%, 6/30/2019	248,102
Total Value of Loan Participations (cost $4,993,322)		5,015,488

43

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2017

Principal
Amount	Security		Value
	PASS-THROUGH CERTIFICATES—.8%
	Transportation
$782M	American Airlines 13-2 B PTT, 5.60%, 1/15/2022
	(cost $798,172) (a)		$ 818,386
Total Value of Investments (cost $99,530,250)		98.0%	102,738,070
Other Assets, Less Liabilities		2.0	2,092,893
Net Assets		100.0%	$104,830,963

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

Summary of Abbreviations:
	PTT	Pass Through Trust

44

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$96,904,196	$—	$96,904,196
Loan Participations	—	5,015,488	—	5,015,488
Pass-Through Certificates	—	818,386	—	818,386
Total Investments in Securities*	$—	$102,738,070	$—	$102,738,070

*	The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	45

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,011.07	$3.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.07	$3.76

*	Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

46

Portfolio of Investments
GOVERNMENT FUND
June 30, 2017

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—38.3%
	Fannie Mae—27.8%
$2,920M	3%, 7/1/2021 – 6/1/2046	$ 2,957,371
2,826M	3.5%, 11/1/2028 – 6/1/2046	2,920,549
1,325M	4%, 10/1/2035 – 7/1/2046	1,401,474
241M	4.5%, 11/1/2040 – 8/1/2041	261,124
286M	5.5%, 7/1/2034 – 10/1/2039	321,375
139M	9%, 11/1/2026	155,904
		8,017,797
	Freddie Mac—3.9%
140M	3.5%, 2/1/2046	144,549
812M	4%, 12/1/2040 – 6/1/2047 (a)	855,488
123M	4.5%, 5/1/2044	132,276
		1,132,313
	Government National Mortgage Association I
	Program—6.6%
167M	4%, 8/15/2041	176,831
425M	4.5%, 12/15/2039 – 6/15/2040	461,978
811M	5%, 6/15/2033 – 4/15/2040	900,007
176M	5.5%, 2/15/2033 – 1/15/2036	195,711
134M	6%, 11/15/2032 – 4/15/2036	152,880
		1,887,407
Total Value of Residential Mortgage-Backed Securities (cost $11,034,266)		11,037,517
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—25.7%
	Fannie Mae:
770M	1.125%, 7/20/2018	768,522
125M	1.375%, 2/26/2021	123,531
300M	1.5%, 11/30/2020	298,305
850M	1.625%, 11/27/2018	853,023
400M	1.875%, 9/24/2026	379,735

47

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2017

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	Federal Farm Credit Bank:
$ 550M	1.7%, 2/6/2019	$ 552,429
300M	2.125%, 3/6/2019	303,351
	Federal Home Loan Bank:
750M	1.03%, 9/28/2018	746,812
600M	1.375%, 5/28/2019	599,470
1,000M	1.625%, 10/7/2021	983,373
	Freddie Mac:
800M	0.875%, 3/7/2018	797,982
1,000M	1.25%, 8/1/2019	996,313
Total Value of U.S. Government Agency Obligations (cost $7,453,211)		7,402,846
	U.S. GOVERNMENT OBLIGATIONS—14.8%
	U.S. Treasury Bonds:
300M	2.5%, 2/15/2046	279,305
400M	3%, 2/15/2047	412,711
	U.S. Treasury Notes:
200M	1.125%, 8/31/2021	194,785
1,095M	1.375%, 10/31/2020	1,086,168
300M	1.5%, 3/31/2023	291,820
1,260M	1.875%, 8/31/2022	1,257,736
630M	2%, 2/15/2025	621,485
120M	2.5%, 5/15/2046	111,647
Total Value of U.S. Government Obligations (cost $4,280,405)		4,255,657
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—10.9%
	Fannie Mae—8.0%
500M	2.369%, 7/25/2026	481,738
200M	2.4994%, 9/25/2026	194,092
472M	2.995%, 11/1/2022	488,276
600M	3.34%, 2/1/2027	629,676
500M	3.84%, 5/1/2018	504,814
		2,298,596

48

Principal
Amount	Security	Value
	Federal Home Loan Mortgage Corporation—2.9%
	Multi-Family Structured Pass-Through:
$ 170M	2.454%, 8/25/2023	$ 171,077
379M	2.849%, 3/25/2026	379,335
300M	3.08%, 1/25/2031	298,734
		849,146
Total Value of Commercial Mortgage-Backed Securities (cost $3,250,516)		3,147,742
	TAXABLE MUNICIPAL BONDS—3.5%
200M	Ford Foundation, 3.859%, 6/1/2047	208,008
300M	New York City Trans. Fin. Auth., 3.21%, 5/1/2029	295,806
500M	New York State Urban Dev. Corp., 3.27%, 3/15/2027	505,585
Total Value of Taxable Municipal Bonds (cost $1,002,325)		1,009,399
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—2.2%
	Fannie Mae:
135M	3%, 10/25/2042	138,197
456M	4%, 2/25/2025	482,697
Total Value of Collateralized Mortgage Obligations (cost $631,040)		620,894
	COVERED BONDS—2.1%
600M	Toronto-Dominion Bank, 2.5%, 1/18/2022 (cost $598,758) (b)	604,549
	SOVEREIGN BONDS—1.0%
300M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)	294,448
Total Value of Investments (cost $28,550,521)	98.5%	28,373,052
Other Assets, Less Liabilities	1.5	432,267
Net Assets	100.0%	$28,805,319

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).

(b)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

49

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$11,037,517	$—	$11,037,517
U.S. Government Agency
Obligations	—	7,402,846	—	7,402,846
U.S. Government Obligations	—	4,255,657	—	4,255,657
Commercial Mortgage-Backed
Securities	—	3,147,742	—	3,147,742
Taxable Municipal Bonds	—	1,009,399	—	1,009,399
Collateralized Mortgage
Obligations	—	620,894	—	620,894
Covered Bonds	—	604,549	—	604,549
Sovereign Bonds	—	294,448	—	294,448
Total Investments in Securities	$—	$28,373,052	$—	$28,373,052

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

50	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,000.37	$2.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.81	$3.01

*	Expenses are equal to the annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

51

Portfolio of Investments
GOVERNMENT CASH MANAGEMENT FUND
June 30, 2017

Principal		Interest
Amount	Security	Rate *	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—54.1%
	Federal Home Loan Bank:
$200M	7/6/2017	0.92%	$ 199,974
400M	7/7/2017	0.81	399,946
400M	7/10/2017	0.90	399,910
600M	7/17/2017	0.83	599,778
500M	7/17/2017	0.94	499,791
700M	7/19/2017	1.01	699,646
750M	7/28/2017	1.02	749,426
700M	8/4/2017	1.03	699,319
600M	8/16/2017	0.95	599,271
400M	9/22/2017	0.92	399,150
Total Value of U.S. Government Agency Obligations (cost $5,246,211)			5,246,211
	VARIABLE AND FLOATING RATE NOTES—8.8%
	Federal Home Loan Bank:
250M	9/5/2017	1.07	250,030
400M	10/20/2017	0.78	400,000
200M	1/26/2018	0.88	200,008
Total Value of Variable and Floating Rate Notes (cost $850,038)			850,038
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—34.4%
	U.S. Treasury Bills:
500M	7/20/2017	0.78	499,795
400M	9/14/2017	0.74	399,384
500M	9/14/2017	0.91	499,053
600M	9/21/2017	0.89	598,781
450M	9/28/2017	0.86	449,044
300M	10/5/2017	1.03	299,175
600M	10/12/2017	1.03	598,229
Total Value of Short-Term U.S. Government Obligations (cost $3,343,461)			3,343,461
Total Value of Investments (cost $9,439,710)**		97.3%	9,439,710
Other Assets, Less Liabilities		2.7	263,115
Net Assets		100.0%	$9,702,825

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2017.

**	Aggregate cost for federal income tax purposes is the same.

52

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$5,246,211	$—	$5,246,211
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	850,038	—	850,038
Short-Term U.S. Government
Obligations	—	3,343,461	—	3,343,461
Total Investments in Securities	$—	$9,439,710	$—	$9,439,710

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	53

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,072.05	$4.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.92	$3.91

*	Expenses are equal to the annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

54

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—15.9%
105,700		Acushnet Holdings Corporation	$ 2,097,088
10,757		Adient, PLC	703,293
76,900		American Eagle Outfitters, Inc.	926,645
53,700		ARAMARK Holdings Corporation	2,200,626
80,800		Big Lots, Inc.	3,902,640
75,200		BorgWarner, Inc.	3,185,472
107,600		CBS Corporation – Class “B”	6,862,728
40,800		Coach, Inc.	1,931,472
26,600		Delphi Automotive, PLC	2,331,490
127,200		DSW, Inc. – Class “A”	2,251,440
19,000		Foot Locker, Inc.	936,320
181,500		Ford Motor Company	2,030,985
48,000		Home Depot, Inc.	7,363,200
36,100		HSN, Inc.	1,151,590
68,600		L Brands, Inc.	3,696,854
16,200		Lear Corporation	2,301,696
61,400		Magna International, Inc.	2,844,662
80,600	*	Michaels Companies, Inc.	1,492,712
174,515		Newell Brands, Inc.	9,357,494
43,600		Oxford Industries, Inc.	2,724,564
32,400		Penske Automotive Group, Inc.	1,422,684
42,000	*	Select Comfort Corporation	1,490,580
77,800		Tupperware Brands Corporation	5,463,894
42,700		Walt Disney Company	4,536,875
17,400		Whirlpool Corporation	3,334,188
26,400		Wyndham Worldwide Corporation	2,650,824
			79,192,016
		Consumer Staples—9.9%
129,100		Altria Group, Inc.	9,614,077
95,300		B&G Foods, Inc.	3,392,680
96,178		Coca-Cola Company	4,313,583
77,400		CVS Health Corporation	6,227,604
169,979		Koninklijke Ahold Delhaize NV (ADR)	3,253,398
40,300		Nu Skin Enterprises, Inc. – Class “A”	2,532,452
44,100		PepsiCo, Inc.	5,093,109
78,700		Philip Morris International, Inc.	9,243,315
28,000		Procter & Gamble Company	2,440,200
42,650		Wal-Mart Stores, Inc.	3,227,752
			49,338,170

55

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2017

Shares		Security	Value
		Energy—5.5%
36,900		Anadarko Petroleum Corporation	$ 1,673,046
9,300		Chevron Corporation	970,269
61,400		ConocoPhillips	2,699,144
46,900		Devon Energy Corporation	1,499,393
53,400		ExxonMobil Corporation	4,310,982
26,700		Hess Corporation	1,171,329
80,222		Marathon Oil Corporation	950,631
103,722		Marathon Petroleum Corporation	5,427,772
26,700		Occidental Petroleum Corporation	1,598,529
26,600		PBF Energy, Inc. – Class “A”	592,116
30,650		Phillips 66	2,534,449
12,900		Schlumberger, Ltd.	849,336
101,907		Suncor Energy, Inc.	2,975,684
			27,252,680
		Financials—15.2%
73,606		American Express Company	6,200,569
44,600		American International Group, Inc.	2,788,392
42,200		Ameriprise Financial, Inc.	5,371,638
34,400		Chubb, Ltd.	5,001,072
138,300		Citizens Financial Group, Inc.	4,934,544
87,443		Discover Financial Services	5,438,080
147,700		Financial Select Sector SPDR Fund (ETF)	3,643,759
36,700		Hamilton Lane, Inc. – Class “A”	807,033
45,200		IBERIABANK Corporation	3,683,800
14,800		iShares Russell 2000 ETF (ETF)	2,085,616
115,388		JPMorgan Chase & Company	10,546,463
64,500		MetLife, Inc.	3,543,630
15,000		Morgan Stanley	668,400
40,100		PNC Financial Services Group, Inc.	5,007,287
67,200		SPDR S&P Regional Banking (ETF)	3,692,640
128,100		Sterling Bancorp	2,978,325
94,800		U.S. Bancorp	4,922,016
76,567		Wells Fargo & Company	4,242,578
			75,555,842
		Health Care—15.4%
114,300		Abbott Laboratories	5,556,123
89,400		AbbVie, Inc.	6,482,394
5,300		Allergan, PLC	1,288,377
64,400	*	AMN Healthcare Services, Inc.	2,514,820
45,039		Baxter International, Inc.	2,726,661

56

Shares		Security	Value
		Health Care (continued)
25,100	*	Centene Corporation	$ 2,004,988
85,300		Gilead Sciences, Inc.	6,037,534
24,000		Hill-Rom Holdings, Inc.	1,910,640
72,275		Johnson & Johnson	9,561,260
2,512	*	Mallinckrodt, PLC	112,563
33,512		Medtronic, PLC	2,974,190
87,443		Merck & Company, Inc.	5,604,222
32,100	*	Mylan NV (ADR)	1,246,122
233,493		Pfizer, Inc.	7,843,030
80,200		Phibro Animal Health Corporation – Class “A”	2,971,410
17,159		Shire, PLC (ADR)	2,835,868
53,443		Thermo Fisher Scientific, Inc.	9,324,200
31,500	*	VWR Corporation	1,039,815
69,572		Zoetis, Inc.	4,339,901
			76,374,118
		Industrials—10.5%
37,294		3M Company	7,764,238
20,700	*	Gardner Denver Holdings, Inc.	447,327
140,896		General Electric Company	3,805,601
56,000		Honeywell International, Inc.	7,464,240
14,700		Ingersoll-Rand, PLC	1,343,433
136,076		Johnson Controls International, PLC	5,900,255
53,300		Koninklijke Philips NV (ADR)	1,909,206
5,400		Lockheed Martin Corporation	1,499,094
26,300		ManpowerGroup, Inc.	2,936,395
76,200		Masco Corporation	2,911,602
14,600		Owens Corning	977,032
60,100		Schneider National, Inc. – Class “B”	1,344,437
18,700		Snap-On, Inc.	2,954,600
12,100		Stanley Black & Decker, Inc.	1,702,833
130,900		Triton International, Ltd.	4,377,296
40,200		United Technologies Corporation	4,908,822
			52,246,411
		Information Technology—17.5%
82,800		Apple, Inc.	11,924,856
85,100		Applied Materials, Inc.	3,515,481
106,200	*	ARRIS International, PLC	2,975,724
16,300		Broadcom, Ltd.	3,798,715
241,900		Cisco Systems, Inc.	7,571,470

57

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2017

Shares		Security	Value
		Information Technology (continued)
28,243	*	Dell Technologies, Inc. – Class “V”	$ 1,725,930
9,784		DXC Technology Company	750,629
67,200	*	eBay, Inc.	2,346,624
12,300	*	FleetCor Technologies, Inc.	1,773,783
113,900		HP Enterprise Company	1,889,601
157,000		Intel Corporation	5,297,180
13,400		International Business Machines Corporation	2,061,322
20,200		Methode Electronics, Inc.	832,240
168,100		Microsoft Corporation	11,587,133
33,600	*	NXP Semiconductors NV	3,677,520
94,100		Oracle Corporation	4,718,174
86,088		QUALCOMM, Inc.	4,753,779
74,100		Sabre Corporation	1,613,157
165,960		Symantec Corporation	4,688,370
22,900		TE Connectivity, Ltd.	1,801,772
22,600	*	Tech Data Corporation	2,282,600
74,500		Travelport Worldwide, Ltd.	1,025,120
49,165		Western Digital Corporation	4,356,019
			86,967,199
		Materials—2.9%
800		Eastman Chemical Company	67,192
65,900		International Paper Company	3,730,599
84,100	*	Louisiana-Pacific Corporation	2,027,651
16,100		Praxair, Inc.	2,134,055
36,050		RPM International, Inc.	1,966,528
62,500		Sealed Air Corporation	2,797,500
21,600		Trinseo SA	1,483,920
			14,207,445
		Real Estate—1.8%
194,900		Brixmor Property Group, Inc. (REIT)	3,484,812
20,301		Real Estate Select Sector SPDR Fund (ETF)	653,692
103,500		Tanger Factory Outlet Centers, Inc. (REIT)	2,688,930
99,800		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,976,040
			8,803,474
		Telecommunication Services—2.1%
142,600		AT&T, Inc.	5,380,298
114,300		Verizon Communications, Inc.	5,104,638
			10,484,936

58

Shares or
Principal
Amount	Security		Value
	Utilities—1.0%
119,600	Exelon Corporation		$ 4,313,972
21,900	NiSource, Inc.		555,384
			4,869,356
Total Value of Common Stocks (cost $289,065,753)			485,291,647
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.7%
	Federal Home Loan Bank:
$ 1,750M	0.9%, 7/19/2017		1,749,230
2,000M	0.94%, 7/21/2017		1,999,010
2,000M	0.9%, 7/24/2017		1,998,844
2,000M	1.01%, 8/4/2017		1,998,204
750M	0.98%, 8/11/2017		749,180
Total Value of Short-Term U.S. Government Agency Obligations (cost $8,494,271)			8,494,468
Total Value of Investments (cost $297,560,024)		99.4%	493,786,115
Other Assets, Less Liabilities		.6	2,771,982
Net Assets		100.0%	$496,558,097

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

59

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$485,291,647	$—	$—	$485,291,647
Short-Term U.S. Government
Agency Obligations	—	8,494,468	—	8,494,468
Total Investments in Securities*	$485,291,647	$8,494,468	$—	$493,786,115

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

60	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,221.53	$4.52
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.72	$4.11

*	Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

61

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—99.0%
		United Kingdom—16.2%
104,840		British American Tobacco, PLC	$ 7,147,003
25,519		DCC, PLC	2,323,293
81,819		Diageo, PLC	2,417,443
614,681		Domino’s Pizza Group, PLC	2,352,949
956,779		Lloyds Banking Group, PLC	824,337
58,929		Reckitt Benckiser Group, PLC	5,974,411
146,503		RELX Group	3,011,917
			24,051,353
		United States—13.7%
19,838		Accenture, PLC – Class “A”	2,453,564
49,123		MasterCard, Inc. – Class “A”	5,965,988
44,757		Philip Morris International, Inc.	5,256,710
2,004	*	Priceline Group, Inc.	3,748,522
30,726		Visa, Inc. – Class “A”	2,881,484
			20,306,268
		India—8.5%
291,789		HDFC Bank, Ltd.	7,457,745
205,174		Housing Development Finance Corporation, Ltd.	5,126,215
			12,583,960
		Switzerland—7.2%
53,042		Nestle SA – Registered	4,616,076
17,660		Roche Holding AG – Genusscheine	4,497,416
97,328	*	UBS Group AG	1,648,354
			10,761,846
		France—7.1%
77,390		Bureau Veritas SA	1,712,579
14,443		Essilor International SA	1,837,666
738		Hermes International	364,684
7,401		L’Oreal SA	1,541,840
7,315		LVMH Moet Hennessy Louis Vuitton SE	1,823,862
12,188		Sodexo SA	1,575,806
12,759	*	Teleperformance	1,634,331
			10,490,768

62

Shares		Security	Value
		Canada—5.9%
96,876		Alimentation Couche-Tard, Inc. – Class “B”	$ 4,643,594
50,138		Canadian National Railway Company	4,068,106
			8,711,700
		Japan—5.2%
13,122		Daito Trust Construction Company, Ltd.	2,041,070
3,400		Keyence Corporation	1,491,496
17,200		Shimano, Inc.	2,718,969
57,689		Unicharm Corporation	1,447,418
			7,698,953
		Spain—4.7%
24,262		Aena SA	4,734,407
79,899		Grifols SA – Class “A”	2,225,298
			6,959,705
		Netherlands—4.5%
121,477		Unilever NV-CVA	6,704,170
		Ireland—3.6%
284,815		Allied Irish Banks, PLC	1,610,245
35,000		Paddy Power Betfair, PLC	3,736,494
			5,346,739
		Hong Kong—3.5%
190,487		Link REIT (REIT)	1,449,248
106,172		Tencent Holdings, Ltd.	3,796,787
			5,246,035
		Germany—3.3%
47,649		SAP SE	4,976,930
		China—3.2%
33,675	*	Alibaba Group Holding, Ltd. (ADR)	4,744,807
		Belgium—2.8%
37,092		Anheuser-Busch InBev SA/NV	4,097,091

63

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2017

Shares or
Principal
Amount	Security	Value
	Australia—2.4%
14,181	CSL, Ltd.	$ 1,504,457
36,404	Ramsay Health Care, Ltd.	2,059,331
		3,563,788
	South Africa—2.1%
16,164	Naspers, Ltd. – Class “N”	3,144,459
	Taiwan—1.9%
82,243	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,875,215
	Mexico—1.4%
21,318	Fomento Economico Mexicano SAB de CV – Class “B” (ADR)	2,096,412
	Brazil—1.3%
347,277	Ambev SA (ADR)	1,906,551
	Denmark—.5%
8,321	Coloplast A/S – Class “B”	695,297
Total Value of Common Stocks (cost $100,253,396)		146,962,047
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.3%
	United States
$500M	Federal Home Loan Bank, 0.98%, 8/11/2017 (cost $499,442)	499,454
Total Value of Investments (cost $100,752,838)	99.3%	147,461,501
Other Assets, Less Liabilities	.7	965,627
Net Assets	100.0%	$148,427,128

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

64

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$24,051,353	$—	$—	24,051,353
United States	20,306,268	—	—	20,306,268
India	12,583,960	—	—	12,583,960
Switzerland	10,761,846	—	—	10,761,846
France	10,490,768	—	—	10,490,768
Canada	8,711,700	—	—	8,711,700
Japan	7,698,953	—	—	7,698,953
Spain	6,959,705	—	—	6,959,705
Netherlands	6,704,170	—	—	6,704,170
Ireland	5,346,739	—	—	5,346,739
Hong Kong	5,246,035	—	—	5,246,035
Germany	4,976,930	—	—	4,976,930
China	4,744,807	—	—	4,744,807
Belgium	4,097,091	—	—	4,097,091
Australia	3,563,788	—	—	3,563,788
South Africa	3,144,459	—	—	3,144,459
Taiwan	2,875,215	—	—	2,875,215
Mexico	2,096,412	—	—	2,096,412
Brazil	1,906,551	—	—	1,906,551
Denmark	695,297	—	—	695,297
Short-Term U.S. Government
Agency Obligations	—	499,454	—	499,454
Total Investments in Securities	$146,962,047	$499,454	$—	$147,461,501

During the period ended June 30, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

See notes to financial statements	65

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,026.88	$3.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the annualized expense ratio of .68%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

66

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—97.9%
	Aerospace/Defense—1.4%
$ 500M	Rockwell Collins, Inc., 3.2%, 3/15/2024	$ 507,569
400M	Rolls-Royce, PLC, 3.625%, 10/14/2025 (a)	412,712
		920,281
	Automotive—.6%
400M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	403,473
	Chemicals—2.9%
	Agrium, Inc.:
200M	3.5%, 6/1/2023	205,587
300M	3.375%, 3/15/2025	300,536
500M	Dow Chemical Co., 3.5%, 10/1/2024	514,307
300M	LYB International Finance Co. BV, 3.5%, 3/2/2027	296,323
500M	LyondellBasell Industries NV, 6%, 11/15/2021	565,369
		1,882,122
	Consumer Non-Durables—.3%
200M	Newell Brands, Inc., 4.2%, 4/1/2026	212,585
	Energy—10.2%
900M	BP Capital Markets, PLC, 3.216%, 11/28/2023	914,781
575M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	624,844
500M	Continental Resources, Inc., 5%, 9/15/2022	492,500
400M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	400,500
400M	Enable Midstream Partners, LP, 4.4%, 3/15/2027	402,210
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	522,141
	Kinder Morgan Energy Partners, LP:
300M	3.5%, 3/1/2021	307,444
500M	3.45%, 2/15/2023	503,668
500M	Magellan Midstream Partners, LP, 5%, 3/1/2026	552,359
	Marathon Oil Corp.:
300M	6%, 10/1/2017	302,867
200M	3.85%, 6/1/2025	195,552
400M	ONEOK Partners, LP, 3.375%, 10/1/2022	404,122
400M	Spectra Energy, LLC, 6.2%, 4/15/2018	412,974
	Valero Energy Corp.:
466M	9.375%, 3/15/2019	521,694
100M	3.4%, 9/15/2026	98,015
		6,655,671

67

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2017

Principal
Amount	Security	Value
	Financial Services—13.4%
$ 200M	American Express Co., 7%, 3/19/2018	$ 207,470
	American International Group, Inc.:
400M	3.75%, 7/10/2025	408,115
200M	4.7%, 7/10/2035	213,225
500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	540,865
500M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	536,857
400M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	421,602
300M	Brookfield Finance, LLC, 4%, 4/1/2024	308,175
300M	Compass Bank, 6.4%, 10/1/2017	303,091
500M	ERAC USA Finance, LLC, 4.5%, 8/16/2021 (a)	535,934
600M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	681,655
500M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035	545,239
700M	General Electric Capital Corp., 4.65%, 10/17/2021	771,545
500M	International Lease Finance Corp., 8.25%, 12/15/2020	589,955
500M	Key Bank NA, 3.4%, 5/20/2026	497,439
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	439,179
300M	National City Corp., 6.875%, 5/15/2019	326,575
600M	Protective Life Corp., 7.375%, 10/15/2019	668,410
300M	Prudential Financial, Inc., 7.375%, 6/15/2019	330,831
400M	State Street Corp., 3.55%, 8/18/2025	416,962
		8,743,124
	Financials—26.9%
	Bank of America Corp.:
625M	5%, 5/13/2021	682,556
200M	2.1532%, 4/24/2023 †	200,871
350M	4.1%, 7/24/2023	371,014
475M	5.875%, 2/7/2042	597,377
	Barclays Bank, PLC:
400M	5.125%, 1/8/2020	427,522
600M	3.75%, 5/15/2024	619,125
300M	Capital One Financial Corp., 3.75%, 4/24/2024	307,003
	Citigroup, Inc.:
200M	8.5%, 5/22/2019	223,464
450M	4.5%, 1/14/2022	484,385
400M	2.2794%, 5/17/2024 †	399,968
500M	3.7%, 1/12/2026	506,613
	Deutsche Bank AG:
300M	3.375%, 5/12/2021	304,120
400M	3.7%, 5/30/2024	400,526
400M	General Motors Financial Co., 5.25%, 3/1/2026	432,783

68

Principal
Amount	Security	Value
	Financials (continued)
	Goldman Sachs Group, Inc.:
$ 200M	2.35%, 11/15/2021	$ 197,512
600M	5.75%, 1/24/2022	675,934
300M	3.625%, 1/22/2023	310,023
500M	3.5%, 11/16/2026	497,939
700M	6.125%, 2/15/2033	877,479
	JPMorgan Chase & Co.:
300M	6%, 1/15/2018	306,764
500M	4.5%, 1/24/2022	541,760
700M	3.625%, 12/1/2027 †	694,323
400M	3.54%, 5/1/2028	401,707
300M	6.4%, 5/15/2038	402,721
	Morgan Stanley:
1,450M	5.5%, 7/28/2021	1,609,316
300M	2.3732%, 5/8/2024 †	301,794
400M	3.625%, 1/20/2027	403,360
600M	SunTrust Banks, Inc., 6%, 9/11/2017	604,711
	U.S. Bancorp:
500M	3.6%, 9/11/2024	519,846
300M	3.1%, 4/27/2026	296,856
400M	UBS AG, 4.875%, 8/4/2020	431,449
300M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (a)	314,043
500M	Visa, Inc., 3.15%, 12/14/2025	508,181
	Wells Fargo & Co.:
900M	3.45%, 2/13/2023	922,168
500M	4.75%, 12/7/2046	535,138
250M	Wells Fargo Bank NA, 5.85%, 2/1/2037	312,756
		17,623,107
	Food/Beverage/Tobacco—4.9%
	Anheuser-Busch InBev Finance, Inc.:
400M	3.75%, 1/15/2022	422,284
400M	3.65%, 2/1/2026	412,846
400M	4.9%, 2/1/2046	453,262
550M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	615,413
440M	Ingredion, Inc., 4.625%, 11/1/2020	471,977
400M	Mondelez International Holdings, Inc., 2%, 10/28/2021 (a)	390,127
500M	PepsiCo, Inc., 3.45%, 10/6/2046	471,043
		3,236,952

69

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2017

Principal
Amount	Security	Value
	Food/Drug—.6%
$ 400M	CVS Health Corp., 3.875%, 7/20/2025	$ 416,597
	Forest Products/Containers—.4%
250M	Rock-Tenn Co., 4.9%, 3/1/2022	272,741
	Health Care—1.9%
300M	Biogen, Inc., 6.875%, 3/1/2018	310,191
450M	Express Scripts Holding Co., 4.75%, 11/15/2021	486,770
400M	Laboratory Corp. of America, 3.75%, 8/23/2022	416,139
		1,213,100
	Information Technology—2.5%
200M	Apple, Inc., 2.5%, 2/9/2025	195,808
900M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	949,638
500M	Oracle Corp., 2.4%, 9/15/2023	493,935
		1,639,381
	Manufacturing—2.4%
	CRH America Finance, Inc.:
750M	8.125%, 7/15/2018	796,855
250M	3.4%, 5/9/2027 (a)	250,534
500M	Johnson Controls International, PLC, 5%, 3/30/2020	534,398
		1,581,787
	Media-Broadcasting—2.2%
200M	ABC, Inc., 8.75%, 8/15/2021	243,866
400M	British Sky Broadcasting, PLC, 9.5%, 11/15/2018 (a)	439,769
700M	Comcast Corp., 4.25%, 1/15/2033	747,322
		1,430,957
	Media-Diversified—.6%
400M	Time Warner, Inc., 3.6%, 7/15/2025	399,781
	Metals/Mining—3.9%
500M	Alcoa, Inc., 6.15%, 8/15/2020	540,000
400M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021 (a)	428,220
500M	Glencore Funding, LLC, 4.625%, 4/29/2024 (a)	523,425
500M	Newmont Mining Corp., 5.125%, 10/1/2019	531,457
500M	Vale Overseas, Ltd., 5.625%, 9/15/2019	528,750
		2,551,852

70

Principal
Amount	Security	Value
	Real Estate—9.0%
$ 400M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	$ 407,608
	AvalonBay Communities, Inc.:
300M	3.5%, 11/15/2024	307,839
200M	3.35%, 5/15/2027	200,853
400M	Boston Properties, LP, 5.875%, 10/15/2019	429,092
	Digital Realty Trust, LP:
300M	5.25%, 3/15/2021	325,171
300M	4.75%, 10/1/2025	323,211
400M	ERP Operating, LP, 3.375%, 6/1/2025	403,155
200M	HCP, Inc., 4.25%, 11/15/2023	209,986
	Prologis, LP:
200M	3.35%, 2/1/2021	206,714
125M	3.75%, 11/1/2025	130,359
	Realty Income Corp.:
500M	3.25%, 10/15/2022	508,119
200M	4.125%, 10/15/2026	207,125
500M	Simon Property Group, LP, 3.375%, 10/1/2024	509,521
500M	Tanger Properties, LP, 3.125%, 9/1/2026	469,482
400M	Ventas Realty, LP, 4.75%, 6/1/2021	428,255
800M	Welltower, Inc., 4%, 6/1/2025	828,530
		5,895,020
	Retail-General Merchandise—1.7%
400M	Amazon.com, Inc., 4.8%, 12/5/2034	461,858
500M	Home Depot, Inc., 5.875%, 12/16/2036	652,561
		1,114,419
	Telecommunications—2.1%
500M	AT&T, Inc., 4.25%, 3/1/2027	517,977
900M	Verizon Communications, Inc., 4.272%, 1/15/2036	871,378
		1,389,355
	Transportation—2.1%
400M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	479,917
300M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	328,093
600M	Southwest Airlines Co., 3%, 11/15/2026	583,105
		1,391,115

71

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2017

Principal
Amount	Security	Value
	Utilities—7.9%
$ 500M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	$ 524,697
300M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	309,217
300M	Electricite de France SA, 3.625%, 10/13/2025 (a)	307,191
300M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	309,089
400M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	425,088
	Great River Energy Co.:
22M	5.829%, 7/1/2017 (a)	21,617
439M	4.478%, 7/1/2030 (a)	469,892
300M	MidAmerican Energy Co., 3.95%, 8/1/2047	309,317
500M	Ohio Power Co., 5.375%, 10/1/2021	556,987
450M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	452,829
214M	San Diego Gas & Electric Co., 1.914%, 2/1/2022	212,017
604M	Sempra Energy, 9.8%, 2/15/2019	677,687
500M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	576,764
		5,152,392
Total Value of Corporate Bonds (cost $62,468,190)		64,125,812
	TAXABLE MUNICIPAL BONDS—.5%
300M	Ford Foundation, 3.859%, 6/1/2047 (cost $300,064)	312,012
Total Value of Investments (cost $62,768,254)	98.4%	64,437,824
Other Assets, Less Liabilities	1.6	1,063,664
Net Assets	100.0%	$65,501,488

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

72

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$64,125,812	$—	$64,125,812
Taxable Municipal Bonds	—	312,012	—	312,012
Total Investments in Securities*	$—	$64,437,824	$—	$64,437,824

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	73

Fund Expenses (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,010.45	$5.03
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.78	$5.06

*	Expenses are equal to the annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

74

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2017

Principal
Amount	Security	Value
	CORPORATE BONDS—76.0%
	Automotive—1.4%
$100M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021 (a)	$ 98,255
	Chemicals—1.5%
100M	Dow Chemical Co., 4.25%, 11/15/2020	106,260
	Energy—1.4%
100M	BP Capital Markets, PLC, 3.216%, 11/28/2023	101,642
	Financial Services—8.9%
100M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	108,173
100M	BlackRock, Inc., 5%, 12/10/2019	107,409
100M	Protective Life Corp., 7.375%, 10/15/2019	111,402
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	110,277
100M	State Street Bank & Trust, 5.25%, 10/15/2018	104,179
100M	UnitedHealth Group, Inc., 2.7%, 7/15/2020	102,149
		643,589
	Financials—33.1%
100M	Bank of America Corp., 5.65%, 5/1/2018	103,161
100M	Bank of Montreal, 1.9%, 8/27/2021	98,192
100M	Bank of New York Mellon Corp., 2.05%, 5/3/2021	99,139
100M	Barclays Bank, PLC, 6.75%, 5/22/2019	108,476
100M	Capital One Financial Corp., 3.05%, 3/9/2022	100,893
	Citigroup, Inc.:
100M	6.125%, 11/21/2017	101,718
100M	2.75%, 4/25/2022	99,953
250M	Citizens Bank, 2.25%, 3/2/2020	249,926
200M	Danske Bank A/S, 2.7%, 3/2/2022 (a)	201,415
100M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	103,228
	JPMorgan Chase & Co.:
100M	6%, 1/15/2018	102,255
100M	4.5%, 1/24/2022	108,352
200M	Lloyds Banking Group, PLC, 3%, 1/11/2022	202,187
200M	Morgan Stanley, 2.3362%, 1/20/2022 †	202,104
100M	U.S. Bank NA, 2.125%, 10/28/2019	100,777
200M	UBS Group Funding (Switzerland) AG, 3.491%, 3/23/2023 (a)	204,849
100M	Wachovia Corp., 5.75%, 2/1/2018	102,351
100M	Wells Fargo & Co., 4.6%, 4/1/2021	107,851
		2,396,827

75

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2017

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—8.5%
$100M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019	$ 100,262
200M	Ingredion, Inc., 4.625%, 11/1/2020	214,535
100M	Mead Johnson Nutrition Co., 3%, 11/15/2020	102,626
200M	Mondelez International Holdings, Inc., 2%, 10/28/2021 (a)	195,063
		612,486
	Forest Products/Containers—1.4%
100M	Georgia Pacific, LLC, 3.163%, 11/15/2021 (a)	102,181
	Health Care—2.8%
100M	AstraZeneca, PLC, 2.375%, 6/12/2022	99,834
100M	Gilead Sciences, Inc., 2.55%, 9/1/2020	101,487
		201,321
	Information Technology—5.6%
100M	Apple, Inc., 2.5%, 2/9/2022	100,950
	Diamond 1 Finance Corp.:
100M	3.48%, 6/1/2019 (a)	102,385
100M	4.42%, 6/15/2021 (a)	105,515
100M	QUALCOMM, Inc., 2.6%, 1/30/2023	99,712
		408,562
	Real Estate—4.4%
100M	Boston Properties, LP, 5.875%, 10/15/2019	107,273
100M	Realty Income Corp., 3.25%, 10/15/2022	101,624
100M	Welltower, Inc., 6.125%, 4/15/2020	109,814
		318,711
	Telecommunications—2.7%
100M	AT&T, Inc., 2.45%, 6/30/2020	100,584
100M	Verizon Communications, Inc., 1.75%, 8/15/2021	96,820
		197,404
	Utilities—4.3%
100M	Arizona Public Service Co., 8.75%, 3/1/2019	110,977
100M	Ohio Power Co., 6.05%, 5/1/2018	103,519
100M	Wisconsin Public Service Corp., 1.65%, 12/4/2018	99,817
		314,313
Total Value of Corporate Bonds (cost $5,502,007)		5,501,551

76

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—10.6%
	Fannie Mae—9.2%
$ 38M	2.5%, 8/1/2030	$ 38,447
433M	3%, 8/1/2026 – 4/1/2031	444,782
173M	3.5%, 12/1/2025 – 12/1/2029	180,258
		663,487
	Freddie Mac—1.4%
98M	3%, 8/1/2027 – 8/1/2030	100,165
Total Value of Residential Mortgage-Backed Securities (cost $768,850)		763,652
	COVERED BONDS—6.5%
	Financial Services—3.4%
250M	Stadshypotek AB, 1.85%, 10/2/2019 (a)	249,723
	Financials—3.1%
223M	Royal Bank of Canada, 2.2%, 9/23/2019	223,932
Total Value of Covered Bonds (cost $476,494)		473,655
	U.S. GOVERNMENT OBLIGATIONS—4.6%
	U.S. Treasury Notes:
100M	1%, 3/15/2019	99,395
120M	1.125%, 7/31/2021	116,979
118M	1.375%, 4/30/2020	117,488
Total Value of U.S. Government Obligations (cost $334,227)		333,862
	U.S. GOVERNMENT AGENCY OBLIGATIONS—.7%
50M	Freddie Mac, 1.375%, 5/1/2020 (cost $49,788)	49,688
Total Value of Investments (cost $7,131,366)	98.4%	7,122,408
Other Assets, Less Liabilities	1.6	112,457
Net Assets	100.0%	$7,234,865

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

77

Portfolio of Investments (continued)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$5,501,551	$—	$5,501,551
Residential Mortgage Backed
Securities	—	763,652	—	763,652
Covered Bonds	—	473,655	—	473,655
U.S. Government Obligations	—	333,862	—	333,862
U.S. Government Agency
Obligations	—	49,688	—	49,688
Total Investments in Securities*	$—	$7,122,408	$—	$7,122,408

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

78	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,085.34	$4.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.16

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

79

Portfolio of Investments
OPPORTUNITY FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—95.4%
		Consumer Discretionary—21.9%
19,300		Acushnet Holdings Corporation	$ 382,912
12,800		American Eagle Outfitters, Inc.	154,240
9,900		ARAMARK Holdings Corporation	405,702
10,200	*	Belmond, Ltd. – Class “A”	135,660
11,800		Big Lots, Inc.	569,940
10,600		BorgWarner, Inc.	449,016
8,200		Coach, Inc.	388,188
4,100		Delphi Automotive, PLC	359,365
23,600		DSW, Inc. – Class “A”	417,720
3,500		Foot Locker, Inc.	172,480
13,400	*	Fox Factory Holding Corporation	477,040
7,000	*	Helen of Troy, Ltd.	658,700
7,900		HSN, Inc.	252,010
8,400		L Brands, Inc.	452,676
2,900		Lear Corporation	412,032
9,300	*	LKQ Corporation	306,435
9,600		Magna International, Inc.	444,768
21,000	*	Michaels Companies, Inc.	388,920
24,800		Newell Brands, Inc.	1,329,776
5,500		Nordstrom, Inc.	263,065
7,100		Oxford Industries, Inc.	443,679
7,500		Penske Automotive Group, Inc.	329,325
1,400		Ralph Lauren Corporation	103,320
12,400		Ruth’s Hospitality Group, Inc.	269,700
9,600	*	Select Comfort Corporation	340,704
18,000	*	ServiceMaster Global Holdings, Inc.	705,420
5,400	*	Taylor Morrison Home Corporation – Class “A”	129,654
24,500	*	TRI Pointe Group, Inc.	323,155
12,200		Tupperware Brands Corporation	856,806
2,600		Whirlpool Corporation	498,212
27,800	*	William Lyon Homes – Class “A”	671,092
4,600		Wolverine World Wide, Inc.	128,846
4,100		Wyndham Worldwide Corporation	411,681
			13,632,239
		Consumer Staples—6.0%
15,800		B&G Foods, Inc.	562,480
4,400	*	Herbalife, Ltd.	313,852
30,000		Koninklijke Ahold Delhaize NV (ADR)	574,200
1,200		McCormick & Company, Inc.	117,012
6,400		Nu Skin Enterprises, Inc. – Class “A”	402,176

80

Shares		Security	Value
		Consumer Staples (continued)
16,900	*	Performance Food Group Company	$ 463,060
9,900		Pinnacle Foods, Inc.	588,060
5,900		Tootsie Roll Industries, Inc.	205,615
18,300	*	U.S. Foods Holding Corporation	498,126
			3,724,581
		Energy—2.3%
1,700	*	Dril-Quip, Inc.	82,960
4,600		EOG Resources, Inc.	416,392
5,200		EQT Corporation	304,668
4,900		Hess Corporation	214,963
4,600		National Oilwell Varco, Inc.	151,524
10,500		PBF Energy, Inc. – Class “A”	233,730
			1,404,237
		Financials—14.5%
4,400		Ameriprise Financial, Inc.	560,076
12,800		Berkshire Hills Bancorp, Inc.	449,920
29,200		Citizens Financial Group, Inc.	1,041,856
13,400		Discover Financial Services	833,346
23,400		Financial Select Sector SPDR Fund (ETF)	577,278
8,800		First Republic Bank	880,880
5,300		Great Western Bancorp, Inc.	216,293
7,500		IBERIABANK Corporation	611,250
5,200		iShares Core S&P Mid-Cap ETF (ETF)	904,540
6,400		iShares Russell 2000 ETF (ETF)	901,888
7,000		Nasdaq, Inc.	500,430
13,100		SPDR S&P Regional Banking (ETF)	719,845
25,700		Sterling Bancorp	597,525
13,100		Waddell & Reed Financial, Inc. – Class “A”	247,328
			9,042,455
		Health Care—12.4%
2,050		Allergan, PLC	498,335
7,900	*	AMN Healthcare Services, Inc.	308,495
13,100	*	Centene Corporation	1,046,428
5,800	*	Charles River Laboratories International, Inc.	586,670
4,300		Dentsply Sirona, Inc.	278,812
8,200		Gilead Sciences, Inc.	580,396
8,800		Hill-Rom Holdings, Inc.	700,568

81

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2017

Shares		Security	Value
		Health Care (continued)
20,500		Phibro Animal Health Corporation – Class “A”	$ 759,525
13,400	*	Prestige Brands, Inc.	707,654
4,300		Quest Diagnostics, Inc.	477,988
6,100		Thermo Fisher Scientific, Inc.	1,064,267
2,900	*	VCA, Inc.	267,699
14,000	*	VWR Corporation	462,140
			7,738,977
		Industrials—11.9%
15,200		A.O. Smith Corporation	856,216
6,000		Apogee Enterprises, Inc.	341,040
14,000	*	Atkore International Group, Inc.	315,700
2,800	*	Dycom Industries, Inc.	250,656
9,300		ESCO Technologies, Inc.	554,745
4,700	*	Gardner Denver Holdings, Inc.	101,567
3,800		Ingersoll-Rand, PLC	347,282
4,800		J.B. Hunt Transport Services, Inc.	438,624
14,400		Korn/Ferry International	497,232
5,500		ManpowerGroup, Inc.	614,075
19,300		Masco Corporation	737,453
2,400		Owens Corning	160,608
1,700		Roper Technologies, Inc.	393,601
16,600		Schneider National, Inc.	371,342
2,500		Snap-On, Inc.	395,000
2,900		Stanley Black & Decker, Inc.	408,117
19,000		Triton International, Ltd.	635,360
			7,418,618
		Information Technology—13.3%
12,800	*	ARRIS International, PLC	358,656
2,900		Broadcom, Ltd.	675,845
5,200	*	Fiserv, Inc.	636,168
2,600	*	FleetCor Technologies, Inc.	374,946
2,900		Juniper Networks, Inc.	80,852
4,100		Lam Research Corporation	579,863
900		Methode Electronics, Inc.	37,080
6,300	*	Microsemi Corporation	294,840
6,100	*	NETGEAR, Inc.	262,910
15,800		Sabre Corporation	343,966
8,700		Silicon Motion Technology Corporation (ADR)	419,601
26,000		Symantec Corporation	734,500
2,100		TE Connectivity, Ltd.	165,228

82

Shares		Security	Value
		Information Technology (continued)
4,100	*	Tech Data Corporation	$ 414,100
16,100		Technology Select Sector SPDR Fund (ETF)	880,992
36,800		Travelport Worldwide, Ltd.	506,368
10,800		Western Digital Corporation	956,880
5,800	*	Zebra Technologies Corporation – Class “A”	583,016
			8,305,811
		Materials—7.0%
11,700	*	Berry Plastics Group, Inc.	667,017
2,200		Eastman Chemical Company	184,778
10,800	*	Ferro Corporation	197,532
8,700		FMC Corporation	635,535
18,300	*	Louisiana-Pacific Corporation	441,213
2,300		Praxair, Inc.	304,865
11,300		Sealed Air Corporation	505,788
27,600	*	Summit Materials, Inc. – Class “A”	796,812
8,700		Trinseo SA	597,690
			4,331,230
		Real Estate—3.7%
31,600		Brixmor Property Group, Inc. (REIT)	565,008
8,700		Douglas Emmett, Inc. (REIT)	332,427
3,200		Federal Realty Investment Trust (REIT)	404,448
49,800		FelCor Lodging Trust, Inc. (REIT)	359,058
3,200		Real Estate Select Sector SPDR Fund (ETF)	103,040
2,800		Sunstone Hotel Investors, Inc. (REIT)	45,136
19,300		Tanger Factory Outlet Centers, Inc. (REIT)	501,414
			2,310,531
		Utilities—2.4%
200		Black Hills Corporation	13,494
4,000		NiSource, Inc.	101,440
8,400		Portland General Electric Company	383,796
3,700		SCANA Corporation	247,937
11,700		WEC Energy Group, Inc.	718,146
			1,464,813
Total Value of Common Stocks (cost $49,193,217)			59,373,492

83

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2017

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.8%
	Federal Home Loan Bank:
$750M	0.9%, 7/19/2017		$ 749,670
500M	0.99%, 8/2/2017		499,579
500M	1.01%, 8/4/2017		499,551
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,748,745)			1,748,800
Total Value of Investments (cost $50,941,962)		98.2%	61,122,292
Other Assets, Less Liabilities		1.8	1,118,109
Net Assets		100.0%	$62,240,401

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

84

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,373,492	$—	$—	$59,373,492
Short-Term U.S. Government
Agency Obligations	—	1,748,800	—	1,748,800
Total Investments in Securities*	$59,373,492	$1,748,800	$—	$61,122,292

*	The Portfolio of Investments provides information on the industry categorization for common stocks.
There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	85

Fund Expenses (unaudited)
REAL ESTATE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$990.34	$5.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.19	$5.66

*	Expenses are equal to the annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

86

Portfolio of Investments
REAL ESTATE FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—97.0%
		Apartments REITs—11.4%
1,112		Apartment Investment & Management Company – Class “A”	$ 47,783
1,016		AvalonBay Communities, Inc.	195,245
539		Camden Property Trust	46,090
3,464		Equity Residential	228,035
311		Essex Property Trust, Inc.	80,011
1,078		Mid-America Apartment Communities	113,600
512		UDR, Inc.	19,953
			730,717
		Diversified REITs—7.2%
266		CoreCivic, Inc.	7,336
136		CorEnergy Infrastructure Trust, Inc.	4,568
88		Digital Realty Trust, Inc.	9,940
1,816		Duke Realty Corporation	50,757
141		DuPont Fabros Technology, Inc.	8,624
2,148		Forest City Realty Trust, Inc.	51,917
205		Liberty Property Trust	8,346
5,005		Uniti Group, Inc.	125,826
1,903		Vornado Realty Trust	178,692
1,099		Whitestone REIT	13,463
			459,469
		Health Care REITs—11.6%
3,484		Care Capital Properties, Inc.	93,023
4,263		HCP, Inc.	136,245
110		Healthcare Realty Trust, Inc.	3,756
183		Healthcare Trust of America, Inc.	5,693
207		LTC Properties, Inc.	10,638
608		Omega Heathcare Investors, Inc.	20,076
1,141	*	Quality Care Properties	20,892
2,637		Senior Housing Properties Trust	53,900
2,833		Ventas, Inc.	196,837
2,701		Welltower, Inc.	202,170
			743,230

87

Portfolio of Investments (continued)
REAL ESTATE FUND
June 30, 2017

Shares		Security	Value
		Hotels REITs—2.4%
998		Hospitality Properties Trust	$ 29,092
4,769		Host Hotels & Resorts, Inc.	87,130
1,033		LaSalle Hotel Properties	30,783
515		Sunstone Hotel Investors, Inc.	8,302
			155,307
		Manufactured Homes REITs—2.5%
1,225		Equity LifeStyle Properties, Inc.	105,766
621		Sun Communities, Inc.	54,455
			160,221
		Mortgage REITs—.1%
372		AGNC Investment Corporation	7,920
		Office Property REITs—9.0%
543		Alexandria Real Estate Equities, Inc.	65,415
1,552		Boston Properties, Inc.	190,927
293		Brandywine Realty Trust	5,136
953		City Office REIT, Inc.	12,103
1,070		Corporate Office Properties Trust	37,482
304		Douglas Emmett, Inc.	11,616
436		Empire State Realty Trust, Inc. – Class “A”	9,056
1,272	*	Equity Commonwealth	40,195
44		Franklin Street Properties Corporation	488
640		Mack-Cali Realty Corporation	17,370
2,624		New York REIT, Inc.	22,671
3,632		Paramount Group, Inc.	58,112
767		Piedmont Office Realty Trust, Inc. – Class “A”	16,168
353		SL Green Realty Corporation	37,347
2,716		Tier REIT, Inc.	50,192
			574,278
		Real Estate Services—3.1%
7,419	*	Marcus & Millichap, Inc.	195,565
		Regional Malls REITs—26.4%
9,461		CBL & Associates Properties, Inc.	79,756
13,901		GGP, Inc.	327,508
3,565		Macerich Company	206,984
2,268		Pennsylvania Real Estate Investment Trust	25,674
3,773		Simon Property Group, Inc.	610,320

88

Shares	Security	Value
	Regional Malls REITs continued
8,603	Tanger Factory Outlet Centers, Inc.	$ 223,506
3,086	Taubman Centers, Inc.	183,771
3,449	Washington Prime Group, Inc.	28,868
		1,686,387
	Shopping Centers REITs—4.0%
103	Acadia Realty Trust	2,863
1,539	Brixmor Property Group, Inc.	27,517
308	Cedar Realty Trust, Inc.	1,494
4,035	DDR Corporation	36,597
602	Federal Realty Investment Trust	76,087
992	Kimco Realty Corporation	18,203
396	Kite Realty Group Trust	7,496
169	Ramco-Gershenson Properties Trust	2,180
315	Regency Centers Corporation	19,732
3,522	Retail Properties of America, Inc. – Class “A”	43,004
652	Weingarten Realty Investors	19,625
		254,798
	Single Tenant REITs—3.0%
5,571	Select Income REIT	133,871
5,034	Spirit Realty Capital, Inc.	37,302
843	STORE Capital Corporation	18,925
513	VEREIT, Inc.	4,176
		194,274
	Storage REITs—14.9%
2,607	CubeSmart	62,672
2,961	Extra Space Storage, Inc.	230,958
90	Iron Mountain, Inc.	3,092
3,048	Life Storage, Inc.	225,857
2,067	Public Storage	431,031
		953,610
	Student Housing REITs—.3%
452	American Campus Communities, Inc.	21,380

89

Portfolio of Investments (continued)
REAL ESTATE FUND
June 30, 2017

Shares	Security		Value
	Warehouse/Industrial REITs—1.1%
81	DCT Industrial Trust, Inc.		$ 4,329
39	EastGroup Properties, Inc.		3,268
194	First Industrial Realty Trust, Inc.		5,552
992	Prologis, Inc.		58,171
			71,320
Total Value of Common Stocks (cost $6,048,161)		97.0%	6,208,476
Other Assets, Less Liabilities		3.0	190,441
Net Assets		100.0%	$6,398,917

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

90

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,208,476	$—	$—	$6,208,476

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	91

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,134.67	$4.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.72	$4.11

*	Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

92

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—98.0%
		Consumer Discretionary—15.9%
15,625		Home Depot, Inc.	$ 2,396,875
9,300		Lear Corporation	1,321,344
10,900		McDonald’s Corporation	1,669,444
25,400		Nordstrom, Inc.	1,214,882
12,700		PVH Corporation	1,454,150
14,700		Wyndham Worldwide Corporation	1,476,027
			9,532,722
		Consumer Staples—4.9%
31,600		Sysco Corporation	1,590,428
17,700		Wal-Mart Stores, Inc.	1,339,536
			2,929,964
		Energy—1.7%
5,260		Chevron Corporation	548,776
5,680		ExxonMobil Corporation	458,546
			1,007,322
		Financials—12.4%
29,200		Bank of New York Mellon Corporation	1,489,784
15,390		Discover Financial Services	957,104
16,500		JPMorgan Chase & Company	1,508,100
22,500		SunTrust Banks, Inc.	1,276,200
6,600		Travelers Companies, Inc.	835,098
25,900		U.S. Bancorp	1,344,728
			7,411,014
		Health Care—19.0%
27,500		Baxter International, Inc.	1,664,850
13,700	*	Celgene Corporation	1,779,219
22,300	*	Centene Corporation	1,781,324
39,600	*	Hologic, Inc.	1,797,048
20,800		Merck & Company, Inc.	1,333,072
14,000	*	Varian Medical Systems, Inc.	1,444,660
8,400	*	Waters Corporation	1,544,256
			11,344,429

93

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2017

Shares		Security	Value
		Industrials—12.8%
18,100		Eaton Corporation, PLC	$ 1,408,723
23,000		Emerson Electric Company	1,371,260
9,400		General Dynamics Corporation	1,862,140
6,600		Huntington Ingalls Industries, Inc.	1,228,656
11,200		Parker Hannifin Corporation	1,789,984
			7,660,763
		Information Technology—28.8%
18,300	*	Adobe Systems, Inc.	2,588,352
1,600	*	Alphabet, Inc. – Class “A”	1,487,488
15,000	*	Arista Networks, Inc.	2,246,850
68,100	*	Cadence Design Systems, Inc.	2,280,669
18,300	*	Citrix Systems, Inc.	1,456,314
14,400	*	Facebook, Inc. – Class “A”	2,174,112
7,800	*	FleetCor Technologies, Inc.	1,124,838
37,500		NetApp, Inc.	1,501,875
32,500	*	Take-Two Interactive Software	2,384,850
			17,245,348
		Materials—2.5%
15,700		Celanese Corporation – Series “A”	1,490,558
Total Value of Common Stocks (cost $47,819,281)			58,622,120
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.8%
$500M		Federal Home Loan Bank, 0.98%, 8/11/2017 (cost $499,442)	499,453
Total Value of Investments (cost $48,318,723)		98.8%	59,121,573
Other Assets, Less Liabilities		1.2	707,839
Net Assets		100.0%	$59,829,412

*	Non-income producing

94

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$58,622,120	$—	$—	$58,622,120
Short-Term U.S. Government
Agency Obligations	—	499,453	—	499,453
Total Investments in Securities*	$58,622,120	$499,453	$—	$59,121,573

*	The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	95

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,068.74	$4.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.82	$4.01

*	Expenses are equal to the annualized expense ratio of .80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

96

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—96.9%
		Consumer Discretionary—17.0%
107,000	*	1-800-FLOWERS.COM, Inc.	$ 1,043,250
57,000		Acushnet Holdings Corporation	1,130,880
58,500		American Eagle Outfitters, Inc.	704,925
76,500	*	Belmond, Ltd.	1,017,450
114,000	*	Century Communities, Inc.	2,827,200
60,500		DSW, Inc. – Class “A”	1,070,850
108,000		Entravision Communications Corporation – Class “A”	712,800
138,500	*	Fox Factory Holding Corporation	4,930,600
12,500	*	Helen of Troy, Ltd.	1,176,250
72,000	*	Live Nation Entertainment, Inc.	2,509,200
32,500	*	LKQ Corporation	1,070,875
31,800	*	Malibu Boats, Inc.	822,666
40,500	*	Michaels Companies, Inc.	750,060
38,500	*	Motorcar Parts of America, Inc.	1,087,240
54,500		Newell Brands, Inc.	2,922,290
28,500		Oxford Industries, Inc.	1,780,965
29,500		Penske Automotive Group, Inc.	1,295,345
82,500		Regal Entertainment Group – Class “A”	1,687,950
48,500		Ruth’s Hospitality Group, Inc.	1,054,875
71,500	*	ServiceMaster Holdings, Inc.	2,802,085
18,000	*	Taylor Morrison Home Corporation – Class “A”	432,180
132,000	*	TRI Pointe Group, Inc.	1,741,080
24,500		Tupperware Brands Corporation	1,720,635
19,000	*	Visteon Corporation	1,939,140
74,000	*	William Lyon Homes – Class “A”	1,786,360
			40,017,151
		Consumer Staples—3.7%
58,000		B&G Foods, Inc.	2,064,800
52,500	*	Performance Food Group Company	1,438,500
39,000		Pinnacle Foods, Inc.	2,316,600
36,500		Tootsie Roll Industries, Inc.	1,272,025
63,500	*	U.S. Foods Holding Corporation	1,728,470
			8,820,395

97

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2017

Shares		Security	Value
		Energy—2.0%
16,500		Delek U.S. Holdings, Inc.	$ 436,260
19,500	*	Dril-Quip, Inc.	951,600
90,000	*	Jagged Peak Energy, Inc.	1,201,500
36,000		PBF Energy, Inc. – Class “A”	801,360
14,000	*	Tesoro Corporation	1,310,400
			4,701,120
		Financials—20.1%
56,500		AllianceBernstein Holding, LP (MLP)	1,336,225
54,500		American Financial Group, Inc.	5,415,665
38,500		Aspen Insurance Holdings, Ltd.	1,919,225
68,500	*	Atlas Financial Holdings, Inc.	1,020,650
81,500		Berkshire Hills Bancorp, Inc.	2,864,725
56,000		Brown & Brown, Inc.	2,411,920
28,000	*	Capstar Financial Holdings, Inc.	496,720
59,500		Citizens Financial Group, Inc.	2,122,960
38,500	*	FCB Financial Holdings, Inc. – Class “A”	1,838,375
111,500		Financial Select Sector SPDR Fund (ETF)	2,750,705
44,000		Great Western Bancorp, Inc.	1,795,640
69,500	*	Green Bancorp, Inc.	1,348,300
46,000		Guaranty Bancorp	1,251,200
20,300		IBERIABANK Corporation	1,654,450
8,000		iShares Russell 2000 ETF (ETF)	1,127,360
75,500		OceanFirst Financial Corporation	2,047,560
35,500		Prosperity Bancshares, Inc.	2,280,520
22,000		QCR Holdings, Inc.	1,042,800
61,500	*	Seacoast Banking Corporation	1,482,150
32,500		Simmons First National Corporation – Class “A”	1,719,250
51,500		SPDR S&P Regional Banking (ETF)	2,829,925
179,500		Sterling Bancorp	4,173,375
136,000		TCF Financial Corporation	2,167,840
19,500		Waddell & Reed Financial, Inc. – Class “A”	368,160
			47,465,700
		Health Care—11.4%
24,500	*	ANI Pharmaceuticals, Inc.	1,146,600
24,000	*	Cambrex Corporation	1,434,000
59,000	*	Centene Corporation	4,712,920
15,500	*	Charles River Laboratories	1,567,825
58,500	*	DepoMed, Inc.	628,290
41,000		Hill-Rom Holdings, Inc.	3,264,010

98

Shares		Security	Value
		Health Care (continued)
13,000	*	ICON, PLC	$ 1,271,270
64,000	*	Integra LifeSciences Holdings Corporation	3,488,640
46,500		PerkinElmer, Inc.	3,168,510
69,500		Phibro Animal Health Corporation – Class “A”	2,574,975
16,500	*	VCA, Inc.	1,523,115
60,000	*	VWR Corporation	1,980,600
			26,760,755
		Industrials—13.6%
70,000		A.O. Smith Corporation	3,943,100
23,000		Apogee Enterprises, Inc.	1,307,320
58,500	*	Atkore International Group, Inc.	1,319,175
26,400		Comfort Systems USA, Inc.	979,440
52,000		Esco Technologies, Inc.	3,101,800
33,000	*	Gardner Denver Holdings, Inc.	713,130
29,000		ITT, Inc.	1,165,220
31,000		Masco Corporation	1,184,510
138,000	*	NCI Building Systems, Inc.	2,304,600
44,500		Orbital ATK, Inc.	4,377,020
10,000		Owens Corning	669,200
22,500	*	Patrick Industries, Inc.	1,639,125
15,000		Regal Beloit Corporation	1,223,250
60,000		Schneider National, Inc. – Class “B”	1,342,200
12,000		Snap-On, Inc.	1,896,000
48,500	*	SPX Corporation	1,220,260
17,000		Standex International Corporation	1,541,900
65,500		Triton International, Ltd.	2,190,320
			32,117,570
		Information Technology—12.0%
52,300	*	ARRIS International, PLC	1,465,446
76,500	*	Autobytel, Inc.	964,665
43,500	*	Axcelis Technologies, Inc.	911,325
65,500	*	CommScope Holding Company, Inc.	2,490,965
112,500	*	Extreme Networks, Inc.	1,037,250
14,500		Hackett Group, Inc.	224,750
24,000	*	IAC/InterActiveCorp	2,477,760
16,000		Lam Research Corporation	2,262,880
54,000	*	Microsemi Corporation	2,527,200
33,500		MKS Instruments, Inc.	2,254,550
63,000	*	Orbotech, Ltd.	2,055,060
60,000	*	Perficient, Inc.	1,118,400

99

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2017

Shares		Security	Value
		Information Technology (continued)
45,600		Silicon Motion Technology Corporation (ADR)	$ 2,199,288
110,500		Travelport Worldwide, Ltd.	1,520,480
28,500		Western Digital Corporation	2,525,100
22,500	*	Zebra Technologies Corporation – Class “A”	2,261,700
			28,296,819
		Materials—9.2%
43,000		AptarGroup, Inc.	3,734,980
36,000	*	Berry Global Group, Inc.	2,052,360
153,000	*	Ferro Corporation	2,798,370
68,000	*	Louisiana-Pacific Corporation	1,639,480
24,500		Sealed Air Corporation	1,096,620
22,000		Sensient Technologies Corporation	1,771,660
96,000	*	Summit Materials, Inc. – Class “A”	2,771,520
61,500		Trinseo SA	4,225,050
29,500		WestRock Company	1,671,470
			21,761,510
		Real Estate—5.1%
89,500		Brixmor Property Group, Inc. (REIT)	1,600,260
74,000		Douglas Emmett, Inc. (REIT)	2,827,540
19,000		Federal Realty Investment Trust (REIT)	2,401,410
177,500		FelCor Lodging Trust, Inc. (REIT)	1,279,775
71,500		Sunstone Hotel Investors, Inc. (REIT)	1,152,580
69,500		Tanger Factory Outlet Centers, Inc. (REIT)	1,805,610
52,000		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	1,029,600
			12,096,775
		Utilities—2.8%
17,500		Pinnacle West Capital Corporation	1,490,300
42,500		Portland General Electric Company	1,941,825
18,000		SCANA Corporation	1,206,180
30,500		WEC Energy Group, Inc.	1,872,090
			6,510,395
Total Value of Common Stocks (cost $167,831,382)			228,548,190

100

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.1%
	Federal Home Loan Bank:
$ 500M	0.92%, 7/13/2017		$ 499,863
1,000M	0.935%, 7/17/2017		999,615
500M	0.98%, 8/11/2017		499,453
1,000M	0.99%, 8/2/2017		999,158
1,500M	1%, 7/19/2017		1,499,340
500M	1.01%, 8/4/2017		499,551
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,996,765)			4,996,980
Total Value of Investments (cost $172,828,147)		99.0%	233,545,170
Other Assets, Less Liabilities		1.0	2,355,413
Net Assets		100.0%	$235,900,583

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

101

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$228,548,190	$—	$—	$228,548,190
Short-Term U.S. Government
Agency Obligations	—	4,996,980	—	4,996,980
Total Investments in Securities*	$228,548,190	$4,996,980	$—	$233,545,170

*	The Portfolio of Investments provides information on the industry categorization for common stocks.
There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

102	See notes to financial statements

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 6 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)*
Expense Examples
Actual	$1,000.00	$1,048.81	$4.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.53	$4.31

*	Expenses are equal to the annualized expense ratio of .86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2017, and are based on the total value of investments.

103

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2017

Shares		Security	Value
		COMMON STOCKS—57.4%
		Consumer Discretionary—9.4%
5,600		Acushnet Holdings Corporation	$ 111,104
551		Adient, PLC	36,024
4,000		American Eagle Outfitters, Inc.	48,200
2,800		ARAMARK Holdings Corporation	114,744
4,100		Big Lots, Inc.	198,030
3,900		BorgWarner, Inc.	165,204
5,550		CBS Corporation – Class “B”	353,979
2,000		Coach, Inc.	94,680
1,400		Delphi Automotive, PLC	122,710
6,600		DSW, Inc. – Class “A”	116,820
1,100		Foot Locker, Inc.	54,208
9,300		Ford Motor Company	104,067
2,500		Home Depot, Inc.	383,500
1,800		HSN, Inc.	57,420
3,400		L Brands, Inc.	183,226
1,050		Lear Corporation	149,184
3,150		Magna International, Inc.	145,940
4,000	*	Michaels Companies, Inc.	74,080
9,058		Newell Brands, Inc.	485,690
2,400		Oxford Industries, Inc.	149,976
1,800		Penske Automotive Group, Inc.	79,038
2,500	*	Select Comfort Corporation	88,725
4,000		Tupperware Brands Corporation	280,920
2,200		Walt Disney Company	233,750
900		Whirlpool Corporation	172,458
1,350		Wyndham Worldwide Corporation	135,554
			4,139,231
		Consumer Staples—5.8%
6,750		Altria Group, Inc.	502,672
4,800		B&G Foods, Inc.	170,880
5,000		Coca-Cola Company	224,250
4,000		CVS Health Corporation	321,840
8,913		Koninklijke Ahold Delhaize NV (ADR)	170,595
2,100		Nu Skin Enterprises, Inc. – Class “A”	131,964
2,300		PepsiCo, Inc.	265,627
4,100		Philip Morris International, Inc.	481,545
1,450		Procter & Gamble Company	126,368
2,250		Wal-Mart Stores, Inc.	170,280
			2,566,021

104

Shares		Security	Value
		Energy—3.2%
1,800		Anadarko Petroleum Corporation	$ 81,612
500		Chevron Corporation	52,165
3,100		ConocoPhillips	136,276
2,400		Devon Energy Corporation	76,728
2,750		ExxonMobil Corporation	222,007
1,400		Hess Corporation	61,418
4,000		Marathon Oil Corporation	47,400
5,400		Marathon Petroleum Corporation	282,582
1,300		Occidental Petroleum Corporation	77,831
1,400		PBF Energy, Inc. – Class “A”	31,164
1,550		Phillips 66	128,170
600		Schlumberger, Ltd.	39,504
5,200		Suncor Energy, Inc.	151,840
			1,388,697
		Financials—8.9%
3,800		American Express Company	320,112
2,300		American International Group, Inc.	143,796
2,200		Ameriprise Financial, Inc.	280,038
1,700		Chubb, Ltd.	247,146
7,500		Citizens Financial Group, Inc.	267,600
4,450		Discover Financial Services	276,745
7,100		Financial Select Sector SPDR Fund (ETF)	175,157
1,800		Hamilton Lane, Inc. – Class “A”	39,582
2,300		IBERIABANK Corporation	187,450
1,100		iShares Russell 2000 ETF (ETF)	155,012
6,000		JPMorgan Chase & Company	548,400
3,200		MetLife, Inc.	175,808
700		Morgan Stanley	31,192
2,050		PNC Financial Services Group, Inc.	255,983
3,200		SPDR S&P Regional Banking (ETF)	175,840
6,700		Sterling Bancorp	155,775
5,000		U.S. Bancorp	259,600
4,000		Wells Fargo & Company	221,640
			3,916,876
		Health Care—9.0%
5,950		Abbott Laboratories	289,229
4,700		AbbVie, Inc.	340,797
200		Allergan, PLC	48,618
3,300	*	AMN Healthcare Services, Inc.	128,865

105

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2017

Shares		Security	Value
		Health Care (continued)
2,317		Baxter International, Inc.	$ 140,271
1,400	*	Centene Corporation	111,832
4,300		Gilead Sciences, Inc.	304,354
1,250		Hill-Rom Holdings, Inc.	99,512
3,750		Johnson & Johnson	496,087
118	*	Mallinckrodt, PLC	5,288
1,850		Medtronic, PLC	164,188
4,600		Merck & Company, Inc.	294,814
1,600	*	Mylan NV (ADR)	62,112
12,200		Pfizer, Inc.	409,798
4,100		Phibro Animal Health Corporation – Class “A”	151,905
840		Shire, PLC (ADR)	138,827
2,700		Thermo Fisher Scientific, Inc.	471,069
1,850	*	VWR Corporation	61,069
3,700		Zoetis, Inc.	230,806
			3,949,441
		Industrials—6.2%
1,850		3M Company	385,152
1,100	*	Gardner Denver Holdings, Inc.	23,771
7,350		General Electric Company	198,523
2,900		Honeywell International, Inc.	386,541
800		Ingersoll-Rand, PLC	73,112
7,015		Johnson Controls International, PLC	304,170
2,800		Koninklijke Philips NV (ADR)	100,296
250		Lockheed Martin Corporation	69,403
1,400		ManpowerGroup, Inc.	156,310
3,900		Masco Corporation	149,019
700		Owens Corning	46,844
3,400		Schneider National, Inc. – Class “B”	76,058
1,200		Snap-On, Inc.	189,600
650		Stanley Black & Decker, Inc.	91,475
6,800		Triton International, Ltd.	227,392
2,000		United Technologies Corporation	244,220
			2,721,886
		Information Technology—10.3%
4,300		Apple, Inc.	619,286
4,400		Applied Materials, Inc.	181,764
5,500	*	ARRIS International, PLC	154,110
900		Broadcom, Ltd.	209,745
12,600		Cisco Systems, Inc.	394,380

106

Shares		Security	Value
		Information Technology (continued)
1,460	*	Dell Technologies, Inc. – Class “V”	$ 89,221
545		DXC Technology Company	41,812
3,450	*	eBay, Inc.	120,474
700	*	FleetCor Technologies, Inc.	100,947
5,950		HP Enterprise Company	98,710
8,200		Intel Corporation	276,668
700		International Business Machines Corporation	107,681
1,200		Methode Electronics, Inc.	49,440
8,800		Microsoft Corporation	606,584
1,700	*	NXP Semiconductors NV	186,065
4,800		Oracle Corporation	240,672
4,300		QUALCOMM, Inc.	237,446
3,700		Sabre Corporation	80,549
8,400		Symantec Corporation	237,300
1,100		TE Connectivity, Ltd.	86,548
1,200	*	Tech Data Corporation	121,200
3,800		Travelport Worldwide, Ltd.	52,288
2,400		Western Digital Corporation	212,640
			4,505,530
		Materials—1.7%
3,500		International Paper Company	198,135
4,400	*	Louisiana-Pacific Corporation	106,084
850		Praxair, Inc.	112,668
1,800		RPM International, Inc.	98,190
3,100		Sealed Air Corporation	138,756
1,100		Trinseo SA	75,570
			729,403
		Real Estate—1.1%
10,300		Brixmor Property Group, Inc. (REIT)	184,164
987		Real Estate Select Sector SPDR Fund (ETF)	31,781
5,600		Tanger Factory Outlet Centers, Inc. (REIT)	145,488
5,200		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	102,960
			464,393
		Telecommunication Services—1.2%
7,450		AT&T, Inc.	281,088
5,900		Verizon Communications, Inc.	263,494
			544,582

107

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2017

Shares or
Principal
Amount	Security	Value
	Utilities—.6%
6,200	Exelon Corporation	$ 223,634
1,100	NiSource, Inc.	27,896
		251,530
Total Value of Common Stocks (cost $21,007,060)		25,177,590
	CORPORATE BONDS—20.7%
	Aerospace/Defense—.2%
$ 100M	Rockwell Collins, Inc., 3.2%, 3/15/2024	101,514
	Automotive—.2%
100M	O’Reilly Automotive, Inc., 3.55%, 3/15/2026	100,868
	Chemicals—.5%
100M	Agrium, Inc., 3.375%, 3/15/2025	100,179
100M	Dow Chemical Co., 3.5%, 10/1/2024	102,861
		203,040
	Consumer Non-Durables—.5%
200M	Newell Brands, Inc., 4.2%, 4/1/2026	212,585
	Energy—1.4%
200M	BP Capital Markets, PLC, 3.216%, 11/28/2023	203,285
100M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	108,669
100M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	100,125
100M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	104,428
100M	Valero Energy Corp., 9.375%, 3/15/2019	111,951
		628,458
	Financial Services—2.9%
100M	American Express Co., 7%, 3/19/2018	103,735
100M	American International Group, Inc., 3.75%, 7/10/2025	102,029
100M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	108,173
100M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024	107,371
100M	BlackRock, Inc., 5%, 12/10/2019	107,409
	ERAC USA Finance, LLC:
100M	4.5%, 8/16/2021 (a)	107,187
100M	3.3%, 10/15/2022 (a)	102,432
100M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	113,609
100M	General Electric Capital Corp., 5.625%, 9/15/2017	100,821

108

Principal
Amount	Security	Value
	Financial Services (continued)
$ 100M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	$ 109,795
100M	Prudential Financial, Inc., 7.375%, 6/15/2019	110,277
100M	State Street Corp., 3.55%, 8/18/2025	104,241
		1,277,079
	Financials—4.8%
	Bank of America Corp.:
100M	5%, 5/13/2021	109,209
100M	2.1532%, 4/24/2023 †	100,435
100M	4.1%, 7/24/2023	106,004
100M	Barclays Bank, PLC, 5.125%, 1/8/2020	106,881
100M	Capital One Financial Corp., 3.75%, 4/24/2024	102,334
	Citigroup, Inc.:
100M	6.125%, 11/21/2017	101,719
100M	4.5%, 1/14/2022	107,641
100M	Deutsche Bank AG, 3.7%, 5/30/2024	100,132
100M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	103,341
200M	HSBC Holdings, PLC, 2.8487%, 5/25/2021 †	207,009
	JPMorgan Chase & Co.:
100M	6%, 1/15/2018	102,255
100M	4.5%, 1/24/2022	108,352
100M	3.625%, 12/1/2027 †	99,189
	Morgan Stanley:
200M	5.5%, 7/28/2021	221,975
100M	2.3732%, 5/8/2024 †	100,598
100M	SunTrust Banks, Inc., 6%, 9/11/2017	100,785
100M	U.S. Bancorp, 3.6%, 9/11/2024	103,969
100M	Visa, Inc., 3.15%, 12/14/2025	101,636
		2,083,464
	Food/Beverage/Tobacco—.9%
	Anheuser-Busch InBev Finance, Inc.:
100M	3.65%, 2/1/2026	103,211
100M	4.9%, 2/1/2046	113,316
200M	Mondelez International Holdings, Inc., 2%, 10/28/2021 (a)	195,063
		411,590
	Food/Drug—.5%
200M	CVS Health Corp., 3.875%, 7/20/2025	208,298
	Forest Products/Containers—.3%
100M	Rock-Tenn Co., 4.9%, 3/1/2022	109,096

109

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2017

Principal
Amount	Security	Value
	Health Care—.7%
$ 100M	Biogen, Inc., 6.875%, 3/1/2018	$ 103,397
100M	Express Scripts Holding Co., 4.75%, 11/15/2021	108,171
100M	Laboratory Corp. of America, 3.75%, 8/23/2022	104,035
		315,603
	Higher Education—.2%
100M	Yale University, 2.086%, 4/15/2019	100,744
	Information Technology—1.0%
100M	Apple, Inc., 2.5%, 2/9/2025	97,904
200M	Diamond 1 Finance Corp., 4.42%, 6/15/2021 (a)	211,031
150M	Oracle Corp., 2.4%, 9/15/2023	148,181
		457,116
	Manufacturing—.3%
100M	Johnson Controls International, PLC, 5%, 3/30/2020	106,880
	Media-Broadcasting—.3%
100M	Comcast Corp., 5.15%, 3/1/2020	108,395
	Media-Diversified—.2%
100M	Time Warner, Inc., 3.6%, 7/15/2025	99,945
	Metals/Mining—.2%
100M	Newmont Mining Corp., 5.125%, 10/1/2019	106,291
	Real Estate—2.1%
200M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	203,804
200M	AvalonBay Communities, Inc., 3.5%, 11/15/2024	205,226
100M	ERP Operating, LP, 3.375%, 6/1/2025	100,789
100M	HCP, Inc., 4.25%, 11/15/2023	104,993
100M	Prologis, LP, 3.35%, 2/1/2021	103,357
100M	Ventas Realty, LP, 4.75%, 6/1/2021	107,064
100M	Welltower, Inc., 4%, 6/1/2025	103,566
		928,799
	Retail-General Merchandise—.6%
100M	Amazon.com, Inc., 4.8%, 12/5/2034	115,464
100M	Home Depot, Inc., 5.875%, 12/16/2036	130,512
		245,976

110

Principal
Amount	Security	Value
	Telecommunications—.2%
$ 100M	AT&T, Inc., 3.8%, 3/15/2022	$ 103,614
	Transportation—1.0%
100M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	119,979
100M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	109,364
	Southwest Airlines Co.:
100M	2.65%, 11/5/2020	101,269
100M	3%, 11/15/2026	97,184
		427,796
	Utilities—1.7%
100M	Duke Energy Progress, Inc., 4.15%, 12/1/2044	104,939
100M	Electricite de France SA, 3.625%, 10/13/2025 (a)	102,397
100M	Entergy Arkansas, Inc., 4.95%, 12/15/2044	103,030
100M	Ohio Power Co., 5.375%, 10/1/2021	111,397
100M	Oklahoma Gas & Electric Co., 4%, 12/15/2044	100,629
100M	Sempra Energy, 9.8%, 2/15/2019	112,200
100M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041	115,353
		749,945
Total Value of Corporate Bonds (cost $8,984,551)		9,087,096
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—5.8%
	Fannie Mae—5.1%
46M	2.5%, 7/1/2031	46,185
192M	3%, 6/1/2030 – 11/1/2030	197,747
610M	3.5%, 11/1/2028 – 11/1/2046	630,759
1,001M	4%, 7/1/2041 – 3/1/2047	1,055,595
189M	4.5%, 8/1/2041 – 1/1/2047	204,340
91M	5%, 3/1/2042	99,960
		2,234,586
	Freddie Mac—.7%
73M	3.5%, 7/1/2044	75,337
81M	4%, 7/1/2044 – 4/1/2045	84,999
152M	4.5%, 12/1/2043	163,737
		324,073
Total Value of Residential Mortgage-Backed Securities (cost $2,570,329)		2,558,659

111

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2017

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—2.9%
$ 100M	U.S. Treasury Bonds, 3.125%, 8/15/2044	$ 105,678
	U.S. Treasury Notes:
600M	0.375%, 1/15/2027 (TIPS)	596,914
300M	1.0725%, 4/30/2019 †	299,992
250M	1.1425%, 1/31/2019 †	250,377
Total Value of U.S. Government Obligations (cost $1,260,573)		1,252,961
	VARIABLE AND FLOATING RATE NOTES—2.4%
	Municipal Bonds
500M	Mississippi Business Fin. Corp., 1%, 12/1/2030 †	500,000
535M	Valdez, AK Marine Term. Rev., 0.89%, 12/1/2033 †	535,000
Total Value of Variable and Floating Rate Notes (cost $1,034,726)		1,035,000
	TAXABLE MUNICIPAL BONDS—.8%
50M	Chicago, IL O’Hare Airport, 5%, 1/1/2042	56,148
75M	Katy, TX ISD, 5%, 2/15/2042	88,211
90M	New York City Trans. Fin. Auth., 3.05%, 5/1/2027	89,393
50M	New York State Dorm Auth., 4%, 2/15/2037 (b)	53,195
50M	Oregon State GO, 5%, 8/1/2037	59,752
Total Value of Taxable Municipal Bonds (cost $346,634)		346,699
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—4.5%
	Federal Home Loan Bank:
1,000M	0.9%, 7/19/2017	999,560
500M	0.94%, 7/21/2017	499,753
500M	1.01%, 8/4/2017	499,551
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,998,811)		1,998,864
	SHORT-TERM CORPORATE NOTES—4.3%
	Food/Beverage/Tobacco—2.1%
	Coca-Cola Co.:
500M	1%, 7/25/2017 (c)	499,624
400M	0.95%, 7/14/2017 (c)	399,833
		899,457
	Information Technology—1.1%
500M	Apple, Inc., 1.02%, 9/18/2017 (c)	498,750

112

Principal
Amount	Security		Value
	Media-Diversified—1.1%
$ 500M	Walt Disney Co., 0.91%, 7/17/2017 (c)		$ 499,739
Total Value of Short-Term Corporate Notes (cost $1,898,205)			1,897,946
Total Value of Investments (cost $39,100,889)		98.8%	43,354,815
Other Assets, Less Liabilities		1.2	533,192
Net Assets		100.0%	$43,888,007

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
(c)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2017.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	GO	General Obligations
	ISD	Independent School District
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

113

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2017

The Fund’s assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,177,590	$—	$—	$25,177,590
Corporate Bonds	—	9,087,096	—	9,087,096
Residential Mortgage-Backed
Securities	—	2,558,659	—	2,558,659
U.S. Government Obligations	—	1,252,961	—	1,252,961
Variable and Floating Rate Notes
Municipal Bonds	—	1,035,000	—	1,035,000
Taxable Municipal Bonds	—	346,699	—	346,699
Short-Term U.S. Government
Agency Obligations	—	1,998,864	—	1,998,864
Short-Term Corporate Notes	—	1,897,946	—	1,897,946
Total Investments in Securities*	$25,177,590	$18,177,225	$—	$43,354,815

*	The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and short-term corporate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended
June 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

114	See notes to financial statements

This page left intentionally blank.

115

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

		COVERED					GOVERNMENT
	BALANCED	CALL		EQUITY	FUND FOR		CASH	GROWTH &
	INCOME	STRATEGY		INCOME	INCOME	GOVERNMENT	MANAGEMENT	INCOME
Assets
Investments in securities and futures contracts:
At identified cost	$5,744,920	$7,319,237		$84,455,313	$99,530,250	$28,550,521	$9,439,710	$297,560,024

At value (Note 1A)	$5,977,745	$8,101,190		$120,171,637	$102,738,070	$28,373,052	$9,439,710	$493,786,115
Cash	72,282	188,827		956,974	1,701,720	362,353	406,547	983,931
Receivables:
Investment securities sold	—	122,975		297,139	1,272,562	414,511	—	2,604,700
Options contracts sold	—	6,543		—	—	—	—	—
Deposits at broker for futures contracts	85,012	—		—	—	—	—	—
Interest and dividends	34,997	8,980		195,712	1,572,604	110,949	1,184	623,166
Trust shares sold	66,348	68,838		46,556	11,328	6,686	136,432	48,177
Other assets	312	457		6,771	6,176	1,964	631	28,286

Total Assets	6,236,696	8,497,810		121,674,789	107,302,460	29,269,515	9,984,504	498,074,375

Liabilities
Options written, at value (Note 5)	$—	$164,899	(a)	$—	$—	$—	$—	$—
Payables:
Investment securities purchased	9,190	116,156		—	2,309,156	422,971	—	958,576
Due to broker-variation margin futures	20,359	—		—	—	—	—	—
Trust shares redeemed	8,630	8,912		33,170	41,103	7,164	265,852	206,662
Accrued advisory fees	3,014	6,249		75,168	64,669	14,277	—	299,820
Accrued expenses	13,520	12,688		19,369	56,569	19,784	15,827	51,220

Total Liabilities	54,713	308,904		127,707	2,471,497	464,196	281,679	1,516,278

Net Assets	$6,181,983	$8,188,906		$121,547,082	$104,830,963	$28,805,319	$9,702,825	$496,558,097

Net Assets Consist of:
Capital paid in	$5,716,945	$7,394,668		$82,975,440	$120,846,224	$29,918,355	$9,702,825	$284,134,936
Undistributed net investment income	69,517	74,029		1,235,945	1,819,781	228,325	—	3,777,103
Accumulated net realized gain (loss) on investments,
futures and options contracts	162,696	(53,699)		1,619,373	(21,042,862)	(1,163,892)	—	12,419,967
Net unrealized appreciation (depreciation) in value of
investments, futures and options contracts	232,825	773,908		35,716,324	3,207,820	(177,469)	—	196,226,091

Total	$6,181,983	$8,188,906		$121,547,082	$104,830,963	$28,805,319	$9,702,825	$496,558,097

Shares of beneficial interest outstanding (Note 2)	580,998	749,627		5,619,291	16,683,311	3,035,118	9,702,825	11,078,683

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$10.64	$10.92		$21.63	$6.28	$9.49	$ 1.00	$44.82

(a) Premiums received from written options $ 156,854

116	See notes to financial statements	117

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

			LIMITED
			DURATION
		INVESTMENT	HIGH QUALITY		REAL	SELECT	SPECIAL
	INTERNATIONAL	GRADE	BOND	OPPORTUNITY	ESTATE	GROWTH	SITUATIONS
Assets
Investments in securities:
At identified cost	$100,752,838	$62,768,254	$7,131,366	$50,941,962	$6,048,161	$48,318,723	$172,828,147

At value (Note 1A)	$147,461,501	$64,437,824	$7,122,408	$61,122,292	$6,208,476	$ 59,121,573	$233,545,170
Cash	377,559	198,555	187,331	703,920	227,327	1,082,248	594,204
Receivables:
Investment securities sold	76,578	433,122	98,266	432,389	—	2,417,956	1,983,946
Interest and dividends	719,087	771,768	50,754	49,282	18,773	21,428	198,722
Trust shares sold	6,780	115,144	2,371	81,829	4,547	115,734	101,119
Other assets	8,161	3,921	449	2,901	412	3,071	12,579

Total Assets	148,649,666	65,960,334	7,461,579	62,392,613	6,459,535	62,762,010	236,435,740

Liabilities
Payables:
Investment securities purchased	—	400,510	205,795	86,625	19,970	2,878,153	311,571
Trust shares redeemed	65,758	9,481	759	3,514	19,985	7,057	43,258
Accrued advisory fees	92,658	32,295	3,562	37,978	3,900	36,863	145,188
Accrued expenses	64,122	16,560	16,598	24,095	16,763	13,525	35,140

Total Liabilities	222,538	458,846	226,714	152,212	60,618	2,935,598	535,157

Net Assets	$148,427,128	$65,501,488	$7,234,865	$62,240,401	$6,398,917	$59,826,412	$235,900,583

Net Assets Consist of:
Capital paid in	$102,551,673	$65,760,470	$ 7,358,047	$51,797,933	$6,311,441	$46,338,321	$167,342,981
Undistributed net investment income (deficit)	1,067,206	(718,515)	(86,679)	203,672	219,230	117,556	868,133
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(1,902,193)	(1,210,037)	(27,545)	58,466	(292,069)	2,567,685	6,972,446
Net unrealized appreciation (depreciation) in value
of investments and foreign currency transactions	46,710,442	1,669,570	(8,958)	10,180,330	160,315	10,802,850	60,717,023

Total	$148,427,128	$65,501,488	$7,234,865	$62,240,401	$6,398,917	$59,826,412	$235,900,583

Shares of beneficial interest outstanding (Note 2)	6,079,500	6,184,953	754,313	3,637,103	626,842	4,412,243	6,512,506

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$ 24.41	$ 10.59	$ 9.59	$ 17.11	$ 10.21	$ 13.56	$ 36.22

118	See notes to financial statements	119

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

	TOTAL
	RETURN
Assets
Investments in securities:
At identified cost	$39,100,889

At value (Note 1A)	$43,354,815
Cash	501,586
Receivables:
Investment securities sold	199,046
Interest and dividends	143,261
Trust shares sold	13,149
Other assets	2,494

Total Assets	44,214,351

Liabilities
Payables:
Investment securities purchased	247,423
Trust shares redeemed	28,579
Accrued advisory fees	26,940
Accrued expenses	23,402

Total Liabilities	326,344

Net Assets	$43,888,007	This page left intentionally blank.

Net Assets Consist of:
Capital paid in	$39,414,194
Undistributed net investment income	9,757
Accumulated net realized gain on investments	210,130
Net unrealized appreciation in value
of investments	4,253,926

Total	$43,888,007

Shares of beneficial interest outstanding (Note 2)	3,381,133

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$ 12.98

120	See notes to financial statements	121

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2017

		COVERED					GOVERNMENT
	BALANCED	CALL	EQUITY		FUND FOR		CASH	GROWTH &
	INCOME	STRATEGY	INCOME		INCOME	GOVERNMENT	MANAGEMENT	INCOME
Investment Income
Income:
Interest	$70,513	$—	$12,006		$2,833,748	$337,007	$31,127	$24,347
Dividends	50,511 (a)	134,943	1,698,973	(b)	—	—	—	5,635,488	(c)

Total income	121,024	134,943	1,710,979		2,833,748	337,007	31,127	5,659,835

Expenses (Notes 1 and 4):
Advisory fees	30,080	42,886	444,687		384,301	108,433	34,646	1,780,089
Professional fees	8,287	16,077	13,401		13,850	7,975	17,350	42,866
Custodian fees and expenses	2,887	675	2,033		6,905	3,490	2,278	5,153
Reports and notices to shareholders	200	800	8,250		7,500	3,100	1,900	25,972
Registration fees	25	27	640		641	641	641	640
Trustees’ fees	401	339	3,703		3,196	907	292	15,124
Other expenses	3,260	127	4,196		36,093	6,237	3,656	15,763

Total expenses	45,140	60,931	476,910		452,486	130,783	60,763	1,885,607
Less: Expenses waived and/or assumed (Note 4)	(6,016)	—	—		—	(21,687)	(32,906)	—
Expenses paid indirectly (Note 1G)	(342)	(22)	(1,887)		(2,482)	(412)	(149)	(2,841)

Net expenses	38,782	60,909	475,023		450,004	108,684	27,708	1,882,766

Net investment income	82,242	74,034	1,235,956		2,383,744	228,323	3,419	3,777,069

Realized and Unrealized Gain (Loss) on Investments,
Futures and Options Contracts (Note 3):
Net realized gain (loss) on:
Investments	181,658	221,076	1,661,131		1,157,083	(156,842)	—	13,826,799
Futures contracts	(18,965)	—	—		—	—	—	—
Options contracts	—	7,342	21,016		—	—	—	—

Net realized gain (loss) on investments,
futures and options contracts	162,693	228,418	1,682,147		1,157,083	(156,842)	—	13,826,799

Net unrealized appreciation (depreciation) on:
Investments	54,442	202,363	3,670,614		549,540	262,806	—	16,218,957
Futures contracts	(4,573)	—	—		—	—	—	—
Options contracts	—	(35,050)	—		—	—	—	—

Net unrealized appreciation on investments
futures and options contracts	49,869	167,313	3,670,614		549,540	262,806	—	16,218,957

Net gain on investments, futures
and options contracts purchased	212,562	395,731	5,352,761		1,706,623	105,964	—	30,045,756

Net Increase in Net Assets Resulting
from Operations	$294,804	$469,765	$6,588,717		$4,090,367	$334,287	$3,419	$33,822,825

(a) Net of $432 foreign taxes withheld
(b) Net of $7,139 foreign taxes withheld
(c) Net of $31,796 foreign taxes withheld

122	See notes to financial statements	123

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2017

			LIMITED
			DURATION
		INVESTMENT	HIGH QUALITY			REAL	SELECT	SPECIAL
	INTERNATIONAL	GRADE	BOND	OPPORTUNITY		ESTATE	GROWTH	SITUATIONS
Investment Income
Income:
Interest	$4,768	$1,172,201	$72,238	$3,460		$—	$390	$11,637
Dividends	1,628,877 (d)	—	—	436,565	(e)	261,608	348,259	1,763,527

Total income	1,633,645	1,172,201	72,238	440,025		261,608	348,649	1,775,164

Expenses (Notes 1 and 4):
Advisory fees	515,530	240,358	29,261	213,582		28,151	211,483	853,073
Professional fees	19,350	10,300	7,092	8,674		7,250	7,450	20,474
Custodian fees and expenses	7,055	2,198	2,963	6,633		2,636	2,750	4,849
Reports and notices to shareholders	8,350	4,400	1,799	3,750		2,100	5,950	13,900
Registration fees	641	641	640	642		640	640	642
Trustees’ fees	4,207	2,000	242	1,672		231	1,743	7,114
Other expenses	12,291	6,012	3,413	2,505		1,453	1,724	9,341

Total expenses	567,424	265,909	45,410	237,458		42,461	231,740	909,393
Less: Expenses waived (Note 4)	—	(48,063)	(5,852)	—		—	—	—
Expenses paid indirectly (Note 1G)	(1,014)	(1,003)	(245)	(1,105)		(84)	(637)	(2,354)

Net expenses	566,410	216,843	39,313	236,353		42,377	231,103	907,039

Net investment income	1,067,235	955,358	32,925	203,672		219,231	117,546	868,125

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):

Net realized gain (loss) on:
Investments	4,733,702	133,692	(6,951)	659,060		(259,361)	2,567,675	7,134,838
Foreign currency transactions (Note 1C)	(40,524)	—	—	—		—	—	—

Net realized gain (loss) on investments and foreign
currency transactions	4,693,178	133,692	(6,951)	659,060		(259,361)	2,567,675	7,134,838

Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	21,635,736	630,567	58,053	3,824,425		(74,023)	4,388,058	7,269,457

Net gain (loss) on investments and foreign
currency transactions	26,328,914	764,259	51,102	4,483,485		(333,384)	6,955,733	14,404,295

Net Increase (Decrease) in Net Assets Resulting
from Operations	$27,396,149	$1,719,617	$84,027	$4,687,157		$(114,153)	$7,073,279	$15,272,420

(d) Net of $180,551 foreign taxes withheld
(e) Net of $3,245 foreign taxes withheld

124	See notes to financial statements	125

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2017

	TOTAL
	RETURN
Investment Income
Income:
Interest	$168,127
Dividends	285,892	(f)

Total income	454,019

Expenses (Notes 1 and 4):
Advisory fees	157,292
Professional fees	8,212
Custodian fees and expenses	4,884
Reports and notices to shareholders	3,754
Registration fees	640
Trustees’ fees	1,302
Other expenses	4,437

Total expenses	180,521
Less: Expenses waived (Note 4)	—
Expenses paid indirectly (Note 1G)	(931)

Net expenses	179,590

Net investment income	274,429

Realized and Unrealized Gain (Loss) on Investments			This page left intentionally blank.
(Note 3):

Net realized gain on investments	280,843

Net unrealized appreciation on investments	1,431,294

Net gain on investments	1,712,137

Net Increase in Net Assets Resulting
from Operations	$1,986,566

(f) Net of $1,793 foreign taxes withheld

126	See notes to financial statements	127

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

			COVERED CALL
	BALANCED INCOME		STRATEGY		EQUITY INCOME		FUND FOR INCOME
	1/1/17 to	1/1/16 to	1/1/17 to	5/2/16 to	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to
	6/30/17	12/31/16	6/30/17	12/31/16 *	6/30/17	12/31/16	6/30/17	12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$82,242	$88,913	$74,034	$44,665	$1,235,956	$2,293,943	$2,383,744	$4,769,721
Net realized gain (loss) on investments, futures
and options contracts	162,693	100,648	228,418	(282,117)	1,682,147	2,737,951	1,157,083	(1,100,897)
Net unrealized appreciation of investments, futures
and options contracts	49,869	236,326	167,313	606,595	3,670,614	8,846,824	549,540	6,756,011

Net increase in net assets resulting
from operations	294,804	425,887	469,765	369,143	6,588,717	13,878,718	4,090,367	10,424,835

Distributions to Shareholders
Net investment income	(102,597)	—	(44,670)	—	(2,293,954)	(2,153,046)	(5,236,876)	(5,391,490)
Net realized gains	(97,642)	—	—	—	(2,744,455)	(3,734,490)	—	—

Total distributions	(200,239)	—	(44,670)	—	(5,038,409)	(5,887,536)	(5,236,876)	(5,391,490)

Trust Share Transactions
Proceeds from shares sold	785,117	3,355,425	3,192,486	9,997,901	1,878,348	3,766,513	2,142,022	2,997,139
Reinvestment of distributions	200,239	—	44,670	—	5,038,409	5,887,536	5,236,876	5,391,490
Cost of shares redeemed	(3,546,728)	(178,581)	(5,681,351)	(159,038)	(3,605,285)	(7,976,411)	(2,828,744)	(7,028,139)

Net increase (decrease) from trust share transactions	(2,561,372)	3,176,844	(2,444,195)	9,838,863	3,311,472	1,677,638	4,550,154	1,360,490

Net increase (decrease) in net assets	(2,466,807)	3,602,731	(2,019,100)	10,208,006	4,861,780	9,668,820	3,403,645	6,393,835

Net Assets
Beginning of period	8,648,790	5,046,059	10,208,006	—	116,685,302	107,016,482	101,427,318	95,033,483

End of period †	$6,181,983	$8,648,790	$8,188,906	$10,208,006	$121,547,082	$116,685,302	$104,830,963	$101,427,318

†Includes undistributed net investment income of	$69,517	$89,444	$74,029	$44,665	$1,235,945	$2,293,943	$1,819,781	$4,668,188

Trust Shares Issued and Redeemed
Sold	74,464	328,826	294,460	985,167	87,300	189,937	341,005	487,203
Issued for distributions reinvested	19,107	—	4,087	—	237,437	326,179	848,764	940,923
Redeemed	(336,942)	(17,589)	(518,646)	(15,441)	(168,062)	(400,943)	(450,764)	(1,152,181)

Net increase (decrease) in trust shares outstanding	(243,371)	311,237	(220,099)	969,726	156,675	115,173	739,005	275,945

* From May 2, 2016 (commencement of operations) to December 31, 2016.

128	See notes to financial statements	129

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

			GOVERNMENT
	GOVERNMENT		CASH MANAGEMENT		GROWTH & INCOME		INTERNATIONAL
	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to
	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$228,323	$415,325	$3,419	$—	$3,777,069	$7,591,426	$1,067,235	$1,670,829
Net realized gain (loss) on investments and
foreign currency transactions	(156,842)	167,007	—	—	13,826,799	18,841,035	4,693,178	5,080,148
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	262,806	(439,798)	—	—	16,218,957	16,838,008	21,635,736	(12,205,192)

Net increase (decrease) in net assets resulting
from operations	334,287	142,534	3,419	—	33,822,825	43,270,469	27,396,149	(5,454,215)

Distributions to Shareholders
Net investment income	(565,317)	(637,207)	(3,419)	—	(7,591,392)	(6,459,887)	(1,560,148)	(1,623,198)
Net realized gains	—	—	—	—	(18,784,208)	(21,983,908)	—	—

Total distributions	(565,317)	(637,207)	(3,419)	—	(26,375,600)	(28,443,795)	(1,560,148)	(1,623,198)

Trust Share Transactions
Proceeds from shares sold	521,286	2,067,791	11,232,662	21,696,027	2,132,219	5,231,017	1,288,871	3,684,475
Reinvestment of distributions	565,317	637,207	3,419	—	26,375,600	28,443,795	1,560,148	1,623,198
Cost of shares redeemed	(1,461,403)	(2,575,897)	(11,449,487)	(25,738,180)	(14,416,392)	(30,568,649)	(4,697,223)	(7,482,137)

Net increase (decrease) from trust share transactions	(374,800)	129,101	(213,406)	(4,042,153)	14,091,427	3,106,163	(1,848,204)	(2,174,464)

Net increase (decrease) in net assets	(605,830)	(365,572)	(213,406)	(4,042,153)	21,538,652	17,932,837	23,987,797	(9,251,877)

Net Assets
Beginning of period	29,411,149	29,776,721	9,916,231	13,958,384	475,019,445	457,086,608	124,439,331	133,691,208

End of period †	$28,805,319	$29,411,149	$9,702,825	$9,916,231	$496,558,097	$475,019,445	$148,427,128	$124,439,331

†Includes undistributed net investment income of	$228,325	$565,319	$—	$—	$3,777,103	$7,591,426	$1,067,206	$1,560,119

Trust Shares Issued and Redeemed
Sold	54,777	212,127	11,232,662	21,696,027	47,854	127,571	58,582	176,382
Issued for distributions reinvested	60,013	65,759	3,419	—	603,699	759,717	72,666	80,436
Redeemed	(154,256)	(263,764)	(11,449,487)	(25,738,180)	(324,776)	(737,137)	(206,431)	(355,017)

Net increase (decrease) in trust shares outstanding	(39,466)	14,122	(213,406)	(4,042,153)	326,777	150,151	(75,183)	(98,199)

130	See notes to financial statements	131

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

			LIMITED DURATION
	INVESTMENT GRADE		HIGH QUALITY BOND		OPPORTUNITY		REAL ESTATE
	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to
	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$955,358	$1,930,804	$32,925	$(23,268)	$203,672	$372,100	$219,231	$113,231
Net realized gain (loss) on investments	133,692	108,860	(6,951)	87,700	659,060	159,810	(259,361)	143,778
Net unrealized appreciation (depreciation) of investments	630,567	832,063	58,053	(39,631)	3,824,425	3,582,873	(74,023)	163,821
Net increase (decrease) in net assets resulting
from operations	1,719,617	2,871,727	84,027	24,801	4,687,157	4,114,783	(114,153)	420,830

Distributions to Shareholders
Net investment income	(2,510,135)	(2,594,609)	(144,072)	(58,111)	(372,100)	(185,108)	(113,232)	(37,714)
Net realized gains	—	—	—	—	—	—	(173,121)	(33,942)

Total distributions	(2,510,135)	(2,594,609)	(144,072)	(58,111)	(372,100)	(185,108)	(286,353)	(71,656)

Trust Share Transactions
Proceeds from shares sold	2,044,825	4,240,378	926,817	2,545,068	5,889,185	11,416,769	1,315,760	3,064,328
Reinvestment of distributions	2,510,135	2,594,609	144,072	58,111	372,100	185,108	286,353	71,657
Cost of shares redeemed	(2,357,628)	(5,037,845)	(1,613,010)	(569,288)	(1,072,729)	(2,908,776)	(2,535,889)	(1,233,869)

Net increase (decrease) from trust share transactions	2,197,332	1,797,142	(542,121)	2,033,891	5,188,556	8,693,101	(933,776)	1,902,116

Net increase (decrease) in net assets	1,406,814	2,074,260	(602,166)	2,000,581	9,503,613	12,622,776	(1,334,282)	2,251,290

Net Assets
Beginning of period	64,094,674	62,020,414	7,837,031	5,836,450	52,736,788	40,114,012	7,733,199	5,481,909

End of period †	$65,501,488	$64,094,674	$7,234,865	$7,837,031	$62,240,401	$52,736,788	$6,398,917	$7,733,199

†Includes undistributed net investment income (deficit) of	$(718,515)	$836,262	$(86,679)	$24,468	$203,672	$372,100	$219,230	$113,231

Trust Shares Issued and Redeemed
Sold	193,483	393,060	96,464	261,586	356,426	782,642	126,939	289,558
Issued for distributions reinvested	240,665	249,722	15,118	6,016	22,703	13,601	26,812	7,372
Redeemed	(222,694)	(467,925)	(168,626)	(58,513)	(65,103)	(195,533)	(251,038)	(112,653)

Net increase (decrease) in trust shares outstanding	211,454	174,857	(57,044)	209,089	314,026	600,710	(97,287)	184,277

132	See notes to financial statements	133

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		SPECIAL SITUATIONS		TOTAL RETURN
	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to	1/1/17 to	1/1/16 to
	6/30/17	12/31/16	6/30/17	12/31/16	6/30/17	12/31/16
Increase (Decrease) in Net Assets From Operations
Net investment income	$117,546	$301,574	$868,125	$2,139,310	$274,429	$556,840
Net realized gain on investments	2,567,675	5,700,391	7,134,838	2,795,013	280,843	276,149
Net unrealized appreciation (depreciation)
of investments	4,388,058	(3,849,242)	7,269,457	26,538,583	1,431,294	1,711,186
Net increase in net assets resulting
from operations	7,073,279	2,152,723	15,272,420	31,472,906	1,986,566	2,544,175

Distributions to Shareholders
Net investment income	(301,564)	(302,470)	(2,139,302)	(1,100,614)	(682,830)	(540,341)
Net realized gains	(5,700,381)	(3,354,825)	(2,798,466)	(13,593,030)	—	—

Total distributions	(6,001,945)	(3,657,295)	(4,937,768)	(14,693,644)	(682,830)	(540,341)

Trust Share Transactions
Proceeds from shares sold	1,888,082	4,743,137	2,246,470	3,401,363	2,993,687	5,072,292
Reinvestment of distributions	6,001,945	3,657,295	4,937,768	14,693,644	682,830	540,341
Cost of shares redeemed	(1,567,730)	(2,460,331)	(5,838,628)	(12,774,843)	(1,492,222)	(3,725,512)

Net increase from trust share transactions	6,322,297	5,940,101	1,345,610	5,320,164	2,184,295	1,887,121

Net increase in net assets	7,393,631	4,435,529	11,680,262	22,099,426	3,488,031	3,890,955

Net Assets
Beginning of period	52,432,781	47,997,252	224,220,321	202,120,895	40,399,976	36,509,021

End of period †	$59,826,412	$52,432,781	$235,900,583	$224,220,321	$43,888,007	$40,399,976

†Includes undistributed net investment income of	$117,556	$301,574	$868,133	$2,139,310	$9,757	$418,158

Trust Shares Issued and Redeemed
Sold	140,705	371,591	63,779	112,686	233,827	421,740
Issued for distributions reinvested	467,077	305,794	141,931	534,314	53,556	47,440
Redeemed	(117,140)	(189,192)	(165,598)	(411,970)	(116,641)	(305,968)

Net increase in trust shares outstanding	490,642	488,193	40,112	235,030	170,742	163,212

134	See notes to financial statements	135

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund (formerly Cash Management Fund), Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund is diversified except for Real Estate Fund which is non-diversified. The objective of each Fund as of June 30, 2017 is as follows:

Balanced Income Fund seeks income as its primary objective and has a secondary objective of capital appreciation.

Covered Call Strategy Fund seeks long-term capital appreciation.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Government Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Limited Duration High Quality Bond Fund seeks current income consistent with low volatility of principal.

Opportunity Fund seeks long-term capital growth.

Real Estate Fund seeks total return.

136

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the

137

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate, covered and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates and loan participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized in Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation

138

Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2017, for each Fund’s investments is included following each Fund’s portfolio of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2016, capital loss carryovers were as follows:

				Not Subject
				to Expiration
Fund	Total	2017	2018	Long Term	Short Term
Covered Call Strategy	$ 278,242	$ —	$ —	$ —	$ 278,242
Fund For Income	22,195,447	15,502,053	—	5,435,503	1,257,891
Government	1,006,919	—	—	140,669	866,250
International	6,224,564	5,191,811	1,032,753	—	—
Investment Grade	1,343,040	1,145,101	—	197,939	—
Limited Duration
High Quality Bond	20,594	—	—	—	20,594
Opportunity	508,062	—	—	—	508,062
Total Return	66,830	—	—	—	66,830

During the year ended December 31, 2016, the following Funds had utilized/expired capital loss carryovers of:

Fund	Utilized	Expired
Balanced Income	$ 1,322	$ —
Fund For Income	—	3,694,844
Government	16,977	—
International	5,246,581	—
Investment Grade	—	684,231
Opportunity	190,490	—
Total Return	208,062	—

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

139

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014–2016, or are expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund (the “Fund”) are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions by them. All dividends and distributions are reinvested by the Separate Accounts in additional shares of the distributing Funds. Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Government Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

140

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost of securities is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon serves as custodian for the Funds and may provide credits against custodian charges based on uninvested cash balances of the Funds. For the period ended June 30, 2017, the Funds received credits in the amount of $12,328. Certain of the Funds reduced expenses through brokerage service arrangements. For the period ended June 30, 2017, the Balanced Income, Equity Income, Growth & Income, Opportunity, Special Situations and Total Return Funds’ expenses were reduced by a total of $3,180 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

141

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

3. Security Transactions—For the period ended June 30, 2017, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Balanced Income	$ 3,410,468	$ 4,833,264	$425,317	$851,576
Covered Call Strategy	6,821,233	9,324,933	—	—
Equity Income	9,449,637	9,617,190	—	—
Fund For Income	34,398,135	32,227,497	—	—
Government	4,468,344	3,950,114	822,551	1,741,106
Growth & Income	39,397,886	53,279,329	—	—
International	21,852,718	23,380,338	—	—
Investment Grade	18,942,248	17,030,829	—	694,012
Limited Duration
High Quality Bond	3,581,212	4,238,062	253,688	—
Opportunity	13,835,433	10,109,231	—	—
Real Estate	1,733,592	2,818,553	—	—
Select Growth	18,834,539	18,355,211	—	—
Special Situations	34,455,504	41,202,552	—	—
Total Return	7,651,107	8,558,359	1,599,111	1,338,926

142

At June 30, 2017, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation )
Balanced Income	$5,750,019	$360,199	$131,020	$229,179
Covered Call Strategy	7,321,045	926,430	146,285	780,145
Equity Income	84,518,094	37,884,196	2,230,653	35,653,543
Fund For Income	99,982,065	3,427,137	671,132	2,756,005
Government	28,550,521	187,824	365,293	(177,469)
Growth & Income	298,938,447	207,415,530	12,567,862	194,847,668
International	101,079,116	47,386,804	1,004,419	46,382,385
Investment Grade	64,254,495	1,278,492	1,095,163	183,329
Limited Duration
High Quality Bond	7,242,309	17,867	137,768	(119,901)
Opportunity	50,996,036	12,050,029	1,923,773	10,126,256
Real Estate	6,059,246	441,829	292,599	149,230
Select Growth	48,318,723	11,369,316	566,466	10,802,850
Special Situations	172,990,148	66,457,362	5,902,340	60,555,022
Total Return	39,366,843	5,124,666	1,136,694	3,987,972

4. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO and its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the period ended June 30, 2017, total trustee fees accrued by the Funds amounted to $42,473.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the period ended June 30, 2017, FIMCO has voluntarily waived advisory fees in the amount of $6,016 on Balanced Income Fund, $21,687 on Government Fund, $48,063 on Investment Grade Fund and $5,852 on Limited Duration High Quality Bond Fund in order to limit the advisory fees on these Funds to .60% of their average daily net assets. During the period ended June 30, 2017, FIMCO has voluntarily waived advisory fees in the amount of $32,906 on Government Cash Management

143

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

Fund to prevent a negative yield on the Fund’s shares. For the period ended June 30, 2017, total advisory fees accrued to FIMCO were $5,073,852 of which $114,524 was voluntarily waived by FIMCO as noted above.

Ziegler Capital Management, LLC serves as investment subadviser to Covered Call Strategy Fund, Muzinich & Co., Inc. serves as investment subadviser to Fund For Income, Vontobel Asset Management, Inc. serves as investment subadviser to International Fund and Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2017, the Fund For Income held one hundred ninety-two 144A securities with an aggregate value of $48,678,753 representing 46.4% of the Fund’s net assets, the Government Fund held one 144A security with a value of $604,549 representing 2.1% of the Fund’s net assets, the Investment Grade Fund held sixteen 144A securities with an aggregate value of $6,744,435 representing 10.3% of the Fund’s net assets, the Limited Duration High Quality Bond Fund held eight 144A securities with an aggregate value of $1,259,386 representing 17.4% of the Fund’s net assets and the Total Return Fund held eight 144A securities with an aggregate value of $1,045,938 representing 2.4% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At June 30, 2017, the Total Return Fund held four Section 4(2) securities with an aggregate value of $1,897,946 representing 4.3% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Derivatives—Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on—or “derived from”—the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other

144

derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in

145

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by certain of the Funds for the period ended June 30, 2017 was related to the use of written options, as discussed further below.

Options Contracts—Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

146

The premium amount and the number of option contracts written by the Funds during the period ended June 30, 2017, were as follows:

	Covered Call Strategy		Equity Income
	Call Options		Call Options
	Number of	Premium	Number of	Premium
	Contracts	Amount	Contracts	Amount
Options outstanding at
beginning of period	(1,399)	$ (209,302)	—	$ —
Call options written	(9,462)	(1,014,122)	(670)	(53,613)
Call options exercised	96	16,198	360	32,597
Call options purchased
to cover	8,002	911,379	—	—
Call options expirations	1,563	138,993	310	21,016
Balance at
June 30, 2017	(1,200)	$ (156,854)	—	$ —

Derivative Investment Holdings Categorized by Risk Exposure—The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Funds’ derivative contracts by primary risk exposure as of June 30, 2017:

	Asset derivatives		Liability derivatives
	Statement of Assets and		Statement of Assets and
Risk exposure category	Liabilities location	Value	Liabilities location	Value
Equity Contracts:
Covered Call Strategy	N/A	N/A	Written options, at value	$164,899

The following table sets forth the Funds’ realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended June 30, 2017:

Risk exposure category	Written options
Equity contracts:
Covered Call Strategy	$7,342

147

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

The following table sets forth the Funds’ change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the period ended June 30, 2017:

Risk exposure category	Covered Call Strategy
Option contracts	$(35,050)

Interest Rate Futures Contracts—The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from

148

a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser’s, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The amount of realized gains and losses on interest rate futures contracts recognized by the Funds in the accompanying Statement of Operations for the period ended June 30, 2017 are summarized in the following table:

Statement of Operations Location
Realized Loss	Interest Rate Futures Contracts
Balanced Income	$(18,965)

The following table summarizes the value of the Funds’ interest rate futures contracts held as of June 30, 2017, and the related location in the accompanying Statement of Operations.

Statement of Operations Location
Unrealized depreciation
Interest Rate Futures	in value of investments
Balanced Income	$(4,573)

7. High Yield Credit Risk—The investments of Fund For Income and Investment Grade Fund in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of

149

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2017

loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (All of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”)). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On March 24, 2016, the Second Circuit Court of Appeals affirmed the MDL Judge’s dismissal of the various state law constructive fraudulent transfer suits. In September 2016, the Bondholder and

150

Plaintiffs petitioned the U.S. Supreme Court to review the Second Circuit’s decision. The Supreme Court has not yet ruled on that request. On January 9, 2017, the Tribune MDL judge granted the defendants’ motion to dismiss the Committee lawsuit alleging a single claim for intentional fraudulent transfer. An appeal of that decision to the Second Circuit is expected, but has not yet been made. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing .31% of its net assets as of June 30, 2017. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing .06% of the net assets of Growth & Income Fund as of June 30, 2017. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

9. Conversion of Cash Management Fund to Government Cash Management Fund—Effective October 3, 2016, the name of the First Investors Life Series Cash Management Fund changed to the First Investors Life Series Government Cash Management Fund and the Fund converted to a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. As a government money market fund, the Fund has a policy to invest at least 99.5% of its total assets in U.S. Government Securities, cash and/or repurchase agreements that are collateralized fully by cash and/or U.S. Government Securities. In addition, the Fund has a policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by cash or U.S. Government Securities.

10. Subsequent Events—Subsequent events occurring after June 30, 2017 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

151

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31 except as otherwise indicated.

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
		Investment Operations				from							Ratio to Average				Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**				Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gains	Distributions	of Period	Return*		(in millions)	Credits	***	Income (Loss)		Expenses***		Income (Loss)		Rate

BALANCED INCOME FUND
2015(f)	$10.00	$ —	(a)	$ (.17)	$ (.17)	$ —	$ —	$ —	$ 9.83	(1.70	)%††	$ 5	3.10	%†	(.70	)%†	3.25	%†	(.85	)%†	26	%††
2016	9.83	.13	(a)	.53	.66	—	—	—	10.49	6.71		9	1.51		1.31		1.66		1.16		101
2017(m)	10.49	.11	(a)	.28	.39	.12	.12	.24	10.64	3.72	††	6.98		†	2.05	†	1.13	†	1.90	†	51	††

COVERED CALL STRATEGY FUND
2016(d)	$10.00	$ .07	(a)	$ .46	$ .53	$ —	—	$ —	$10.53	5.30	%††	$ 10	1.73	%†	.97	%†	N/A		N/A		96	%††
2017(m)	10.53	.07	(a)	.36	.43	.04	—	.04	10.92	4.11	††	8	1.07	†	1.29	†	N/A		N/A		61	††

EQUITY INCOME FUND(l)
2012	$14.99	$ .38		$1.29	$1.67	$.30	$ —	$ .30	$16.36	11.20%		$ 74.87%			2.37%		N/A		N/A		39%
2013	16.36	.36		4.55	4.91	.38	—	.38	20.89	30.53		99.82			1.97		N/A		N/A		31
2014	20.89	.35		1.28	1.63	.36	.87	1.23	21.29	8.26		110.81			1.76		N/A		N/A		25
2015	21.29	.40	(a)	(.58)	(.18)	.35	.75	1.10	20.01	(1.03)		107.81			1.97		N/A		N/A		24
2016	20.01	.42	(a)	2.03	2.45	.40	.70	1.10	21.36	13.28		117.81			2.09		N/A		N/A		20
2017(m)	21.36	.22	(a)	.98	1.20	.42	.51	.93	21.63	5.70	††	122.80		†	2.08	†	N/A		N/A		8	††

FUND FOR INCOME(k)
2012	$ 6.42	$ .41		$ .42	$ .83	$.44	—	$.44	$ 6.81	13.51%		$ 84.88%			6.11%		N/A		N/A		61%
2013	6.81	.36		.09	.45	.42	—	.42	6.84	6.88		95.88			5.37		N/A		N/A		56
2014	6.84	.34		(.28)	.06	.37	—	.37	6.53	.79		99.85			4.88		N/A		N/A		41
2015	6.53	.30	(a)	(.40)	(.10)	.36	—	.36	6.07	(1.85)		95.86			4.86		N/A		N/A		45
2016	6.07	.30	(a)	.34	.64	.35	—	.35	6.36	11.12		101.89			4.85		N/A		N/A		56
2017(m)	6.36	.14	(a)	.11	.25	.33	—	.33	6.28	4.01	††	105.88		†	4.65	†	N/A		N/A		32	††

GOVERNMENT FUND
2012	$10.53	$ .20		$ —	$ .20	$.31	—	$.31	$10.42	1.95%		$ 32.75%			2.10%		.90%		1.95%		46%
2013	10.42	.18		(.43)	(.25)	.27	—	.27	9.90	(2.47)		30.76			1.76		.91		1.61		118
2014	9.90	.18		.13	.31	.26	—	.26	9.95	3.14		31.74			1.82		.89		1.67		103
2015	9.95	.16	(a)	(.15)	.01	.23	—	.23	9.73	.04		30.75			1.62		.90		1.47		87
2016	9.73	.14	(a)	(.09)	.05	.21	—	.21	9.57	.48		29.75			1.38		.90		1.23		95
2017(m)	9.57	.07	(a)	.03	.10	.18	—	.18	9.49	1.11	††	29.75		†	1.58	†	.90	†	1.43	†	19	††

152	153

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions												Ratio to Average Net
		Investment Operations				from								Ratio to Average				Assets Before Expenses
														Net Assets**				Waived or Assumed
	Net Asset	Net		Net Realized						Net Asset										Net
	Value,	Investment		and Unrealized	Total from	Net		Net		Value,			Net Assets	Expenses		Net				Investment	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment		Realized	Total	End	Total		End of Period	Before Fee		Investment				Income	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions	of Period	Return*		(in millions)	Credits***		Income (Loss)		Expenses***		(Loss)	Rate

GOVERNMENT CASH MANAGEMENT FUND(e)
2012	$ 1.00	—		—	—	$ —		—	$ —	$ 1.00	.00%		$ 12.12		%(b)	.00%		.99%		(.87)%	N/A
2013	1.00	—		—	—	—		—	—	1.00	.00		11.10		(b)	.00		.99		(.89)	N/A
2014	1.00	—		—	—	—		—	—	1.00	.00		10.08		(b)	.00		.99		(.91)	N/A
2015	1.00	—	(a)	—	—	—		—	—	1.00	.00		14.13		(b)	.00		1.09		(.96)	N/A
2016	1.00	—	(a)	—	—	—		—	—	1.00	.00		10.38		(b)	.00		1.15		(.78)	N/A
2017(m)	1.00	—	(a)	—	—	.00	(c)	—	.00	1.00	.04	††	10.60		(b)†	.07	†	1.32	†	(.65 )†	N/A

GROWTH & INCOME FUND
2012	$28.56	$ .61		$ 4.35	$ 4.96	$.44		$ —	$.44	$33.08	17.45%		$357.80%			1.87%		N/A		N/A	21%
2013	33.08	.53		11.89	12.42	.61		—	.61	44.89	38.06		474.79			1.34		N/A		N/A	23
2014	44.89	.54		2.82	3.36	.53		.29	.82	47.43	7.65		493.78			1.18		N/A		N/A	21
2015	47.43	.60	(a)	(1.87)	(1.27)	.55		2.50	3.05	43.11	(3.12)		457.78			1.33		N/A		N/A	23
2016	43.11	.69	(a)	3.08	3.77	.61		2.09	2.70	44.18	9.88		475.79			1.67		N/A		N/A	21
2017(m)	44.18	.34	(a)	2.78	3.12	.71		1.77	2.48	44.82	7.21	††	497.78		†	1.56	†	N/A		N/A	8	††

INTERNATIONAL FUND
2012	$16.44	$ .28		$ 3.12	$ 3.40	$.27		—	$.27	$19.57	20.85%		$122.94%			1.53%		N/A		N/A	41%
2013	19.57	.24		1.08	1.32	.27		—	.27	20.62	6.77		128.92			1.21		N/A		N/A	35
2014	20.62	.23		.26	.49	.23		—	.23	20.88	2.39		131.92			1.10		N/A		N/A	28
2015	20.88	.26	(a)	.47	.73	.23		—	.23	21.38	3.49		134.87			1.22		N/A		N/A	27
2016	21.38	.27	(a)	(1.17)	(.90)	.26		—	.26	20.22	(4.20)		124.87			1.28		N/A		N/A	37
2017(m)	20.22	.17	(a)	4.27	4.44	.25		—	.25	24.41	22.15	††	148.82		†	1.55	†	N/A		N/A	16	††

INVESTMENT GRADE FUND
2012	$10.86	$ .43		$ .76	$ 1.19	$.48		—	$.48	$11.57	11.23%		$ 57.70%			3.73%		.85%		3.58%	28%
2013	11.57	.42		(.51)	(.09)	.45		—	.45	11.03	(.80)		59.70			3.49		.85		3.34	39
2014	11.03	.42		.21	.63	.46		—	.46	11.20	5.86		63.69			2.78		.84		2.63	45
2015	11.20	.34	(a)	(.37)	(.03)	.47		—	.47	10.70	(.35)		62.68			3.12		.83		2.97	37
2016	10.70	.33	(a)	.15	.48	.45		—	.45	10.73	4.65		64.68			3.02		.83		2.87	40
2017(m)	10.73	.15	(a)	.13	.28	.42		—	.42	10.59	2.69	††	66.68		†	2.98	†	.83	†	2.83 †	28	††

LIMITED DURATION HIGH QUALITY BOND FUND
2014(h)	$10.00	$(.13)		$ (.13)	$ (.26)	$ —		—	$ —	$ 9.74	(2.60	)%††	$ 3	5.82	%†	(4.25	)%†	5.97	%†	(4.40)%†	11	%††
2015	9.74	.01	(a)	(.06)	(.05)	—		—	—	9.69	(.51)		6	1.44		.11		1.59		(.04)	94
2016	9.69	(.03	)(a)	.09	.06	.09		—	.09	9.66	.64		8	1.06		(.34)		1.21		(.49)	78
2017(m)	9.66	.04	(a)	.06	.10	.17		—	.17	9.59	1.05	††	7	1.01	†	.84	†	1.16	†	.69 †	49	††

154	155

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A								R A T I O S S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
		Investment Operations				from							Ratio to Average				Assets Before Expenses
													Net Asset **				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net			Net	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment			Investment	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	of Period	Return*		(in millions)	Credits***		Income (Loss)		Expenses***	Income	Rate

OPPORTUNITY FUND
2012(i)	$10.00	$(.05)		$ .11	$ .06	$ —	$ —	$ —	$10.06	.60	%††	$ 1	16.84	%†	(13.27	)%†	N/A	N/A	0	%††
2013	10.06	(.04)		4.06	4.02	—	—	—	14.08	39.96		14	2.28		(.79)		N/A	N/A	32
2014	14.08	.03		.78	.81	—	.01	.01	14.88	5.73		27	1.01		.31		N/A	N/A	31
2015	14.88	.08	(a)	(.20)	(.12)	.03	—	.03	14.73	(.81)		40.89			.53		N/A	N/A	45
2016	14.73	.12	(a)	1.09	1.21	.07	—	.07	15.87	8.26		53.87			.83		N/A	N/A	31
2017(m)	15.87	.06	(a)	1.29	1.35	.11	—	.11	17.11	8.53	††	62.83		†	.71	†	N/A	N/A	18	††

REAL ESTATE FUND
2015(g)	$10.00	$ .09	(a)	$ .06	$ .15	$ —	$ —	$ —	$10.15	1.50	%††	$ 5	2.27	%†	1.40	%†	N/A	N/A	17	%††
2016	10.15	.18	(a)	.48	.66	.07	.06	.13	10.68	6.57		8	1.34		1.72		N/A	N/A	39
2017(m)	10.68	.30	(a)	(.39)	(.09)	.15	.23	.38	10.21	(.97	)††	6	1.13	†	5.84	†	N/A	N/A	24	††

SELECT GROWTH FUND
2012	$ 8.46	$ .05		$1.08	$1.13	$.01	$ —	$ .01	$ 9.58	13.30%		$ 24.87%			.61%		N/A	N/A	52%
2013	9.58	.04		3.12	3.16	.05	—	.05	12.69	33.15		35.85			.43		N/A	N/A	64
2014	12.69	.05		1.66	1.71	.05	.01	.06	14.34	13.53		44.83			.43		N/A	N/A	37
2015	14.34	.09	(a)	.38	.47	.05	.78	.83	13.98	3.21		48.83			.65		N/A	N/A	43
2016	13.98	.08	(a)	.36	.44	.09	.96	1.05	13.37	4.04		52.83			.61		N/A	N/A	64
2017(m)	13.37	.03	(a)	1.69	1.72	.08	1.45	1.53	13.56	13.47	††	60.82		†	.42	†	N/A	N/A	33	††

SPECIAL SITUATIONS FUND(j)
2012	$31.94	$ .34		$2.88	$3.22	$.20	$3.39	$3.59	$31.57	10.01%		$160.81%			1.07%		N/A	N/A	61%
2013	31.57	.19		9.11	9.30	.34	1.56	1.90	38.97	30.88		201.82			.53		N/A	N/A	108
2014	38.97	.22		1.82	2.04	.18	6.61	6.79	34.22	6.30		209.80			.66		N/A	N/A	41
2015	34.22	.18	(a)	(.27)	(.09)	.22	1.51	1.73	32.40	(.52)		202.80			.52		N/A	N/A	46
2016	32.40	.33	(a)	4.28	4.61	.18	2.19	2.37	34.64	16.10		224.81			1.06		N/A	N/A	31
2017(m)	34.64	.13	(a)	2.22	2.35	.33	.44	.77	36.22	6.87	††	236.80		†	.76	†	N/A	N/A	15	††

156	157

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

				P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions											Ratio to Average Net
		Investment Operations				from							Ratio to Average				Assets Before Expenses
													Net Asset **				Waived or Assumed
	Net Asset	Net		Net Realized					Net Asset
	Value,	Investment		and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net			Net	Portfolio
	Beginning	Income		Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment			Investment	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	of Period	Return*		(in millions)	Credits***		Income (Loss)		Expenses***	Income	Rate

TOTAL RETURN FUND
2012(i)	$10.00	$(.05)		$ (.02)	$ (.07)	$ —	—	$ —	$ 9.93	(.70	)%††	$ 1	16.99	%†	(14.84	)%†	N/A	N/A	64	%††
2013	9.93	—		1.69	1.69	—	—	—	11.62	17.02		13	1.93		.16		N/A	N/A	14
2014	11.62	.09		.60	.69	.01	—	.01	12.30	5.97		29.96			.96		N/A	N/A	53
2015	12.30	.15	(a)	(.34)	(.19)	.13	—	.13	11.98	(1.61)		37.89			1.20		N/A	N/A	39
2016	11.98	.18	(a)	.59	.77	.17	—	.17	12.58	6.62		40.89			1.45		N/A	N/A	67
2017(m)	12.58	.09	(a)	.52	.61	.21	—	.21	12.98	4.88	††	44.86		†	1.31	†	N/A	N/A	24	††

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
***	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
†	Annualized
††	Not annualized
(a)	Based on average shares during the period.
(b)	For each of the periods shown, FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% and waived additional advisory fees and assumed other expenses to prevent a negative yield on the Funds’ shares (Note 4).
(c)	Due to rounding, amount is less than .005 per share.
(d)	For the period May 2, 2016 (commencement of operations) to December 31, 2016.
(e)	Prior to October 3, 2016, known as Cash Management Fund.
(f)	For the period November 2, 2015 (commencement of operations) to December 31, 2015.
(g)	For the period May 1, 2015 (commencement of operations) to December 31, 2015.
(h)	For the period July 1, 2014 (commencement of operations) to December 31, 2014.
(i)	For the period December 17, 2012 (commencement of operations) to December 31, 2012.
(j)	Prior to December 17, 2012, known as Discovery Fund.
(k)	Prior to December 17, 2012, known as High Yield Fund.
(l)	Prior to September 4, 2012, known as Value Fund.
(m)	For the period January 1, 2017 to June 30, 2017.

See notes to financial statements
158		159

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Life Series Funds), as of June 30, 2017, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. Where brokers and agent banks have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

160

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund, as of June 30, 2017, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 28, 2017

161

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Muzinich & Co., Inc., Smith Group Asset Management, LP, Vontobel Asset Management, Inc. and Ziegler Capital Management, LLC

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (and sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (and sub-advisory agreements, as applicable). In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement (and sub-advisory agreements, as applicable), including investment performance, sub-adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to each fund and its shareholders. In addition, the Board meets with representatives of each sub-adviser in person at least once per year.

On April 18, 2017 (the “April Meeting”), the Independent Trustees met in person with senior management personnel of Foresters Investment Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (and sub-advisory agreement, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel on April 18, 2017, immediately prior to the April Meeting, to consider the continuation of the advisory agreement (or sub-advisory agreements, as applicable) outside the presence of management. As part

162

of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 18, 2017 (the “May Meeting”). In addition, Independent Legal Counsel, in conjunction with the Board, and personnel from FIMCO reviewed each sub-adviser’s response in connection with the request for information with respect to the applicable sub-advisory agreements and requested follow-up information or clarifications from each sub-adviser, as applicable, which was provided prior to the May Meeting.

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Balanced Income Fund, Covered Call Strategy Fund, Equity Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Limited Duration High Quality Bond Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund; and (4) Ziegler Capital Management, LLC (“Ziegler”) with respect to the Covered Call Strategy Fund. The Fund For Income, Select Growth Fund, International Fund and Covered Call Strategy Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-advisers to the respective Sub-Advised Funds, presentations given by representatives of FIMCO, Muzinich, Smith Group, Vontobel and Ziegler and various reports on compliance and other services provided by FIMCO.

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (formerly, Lipper, Inc.) (hereinafter, “Broadridge”), an independent provider

163

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Broadridge (“Peer Group”). The Board also considered that FIMCO charges different fee rates to various mutual funds that have similar investment mandates and FIMCO’s explanation for these differences.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds and, as applicable, services in connection with selecting, overseeing and evaluating the sub-advisers; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and each sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information regarding the compensation of FIMCO’s and each sub-adviser’s advisory personnel; FIMCO’s and each sub-adviser’s investment management process; FIMCO’s and each sub-adviser’s compliance program; the time and attention of FIMCO’s and each sub-adviser’s personnel devoted to the management of the Funds; FIMCO and each sub-adviser’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO and each sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, which included enhanced sales and marketing efforts (including increasing the size of the sales force); continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds; and improving the efficiency of back-office operations and services (including a major initiative to process new business electronically). In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

164

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Muzinich, Smith Group, Vontobel and Ziegler furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Muzinich, Smith Group, Vontobel and Ziegler to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Muzinich, Smith Group, Vontobel and Ziegler and a comparison of those fee rates to the fee rates of Muzinich, Smith Group, Vontobel and Ziegler for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided by Muzinich, Smith Group, Vontobel and Ziegler; and (4) any “fall out” or ancillary benefits accruing to Muzinich, Smith Group, Vontobel and Ziegler as a result of the relationship with each applicable Sub-Advised Fund. The Board also considered FIMCO’s representations that it found the sub-adviser responses to the information request in connection with the renewal of the Sub-Advisory Agreements to be satisfactory and raising no issues of general concern.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Muzinich, Smith Group, Vontobel and Ziegler.

165

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis, including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes, including monitoring each sub-adviser’s soft dollar practices (as applicable), portfolio allocation and best execution. The Board also noted that FIMCO provided the same sorts of administrative and other services, except for direct management of the portfolio, for the Sub-Advised Funds as it does for the other funds that do not employ a sub-adviser. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including the manner in which portfolio managers and analysts are compensated based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board considered the nature, extent and quality of the investment management services provided by Muzinich, Smith Group, Vontobel and Ziegler to the applicable Sub-Advised Funds. The Board considered Muzinich’s, Smith Group’s, Vontobel’s and Ziegler’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel

166

responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each Sub-Advised Fund to FIMCO and the fees paid by FIMCO to each sub-adviser, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Muzinich, Smith Group, Vontobel and Ziegler were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Broadridge. In particular, the Board reviewed the performance of each Fund over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2017. The Board also reviewed the annual yield of the Balanced Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Investment Grade Fund and Limited Duration High Quality Bond Fund over the past five years (or shorter period as applicable). With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Covered Call Strategy Fund (which did not have a full year of performance yet), Fund For Income, Government Fund, Government Cash Management Fund, Limited Duration High Quality Bond Fund and Opportunity

167

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Fund fell within one of the top three quintiles for at least one of the performance periods provided by Broadridge. In particular, the Board noted that: (i) the Balanced Income Fund fell within the first quintile for the 1-year period (the only period for which information was provided due to the short operating history of the Fund); (ii) the Equity Income Fund fell within fourth quintile, third quintile and fourth quintile for the 1-year period, 3-year period and 5-year period, respectively; (iii) the Growth & Income Fund fell within fourth quintile, fourth quintile and third quintile for the 1-year period, 3-year period and 5-year period, respectively; (iv) the International Fund fell within fifth quintile, first quintile and fourth quintile for the 1-year period, 3-year period and 5-year period, respectively; (v) the Investment Grade Fund fell within third quintile for the 1-year and 3-year periods and the second quintile for the 5-year period; (vi) the Real Estate Fund fell within the third quintile for the 1-year period (the only period for which information was provided due to the short operating history of the Fund); (vii) the Select Growth Fund fell within second quintile, first quintile and third quintile for the 1-year period, 3-year period and 5-year period, respectively; (viii) the Special Situations Fund fell within third quintile for the 3-year period and the fifth quintile for the 1-year and 5-year periods; and (ix) the Total Return Fund fell within the second quintile and third quintile for the 1-year period and 3-year period, respectively (the only periods for which information was provided due to the relatively short operating history of the Fund). With respect to the Government Fund, the Board noted that the Fund’s performance fell within the fifth quintile, fourth quintile and fifth quintile for the 1-year period, 3-year period and 5-year period, respectively. However, the Board considered that FIMCO changed the portfolio manager on the Fund at the end of 2012 and considered management’s explanation for the various periods of underperformance. With respect to the Fund For Income and Government Cash Management Fund, the Board noted that each Fund’s performance fell within the fourth quintile for the 1-year, 3-year and 5-year periods. With respect to the Opportunity Fund, the Board noted that the Fund’s performance fell within the fifth quintile for the 1-year period and 3-year period, respectively (the only periods for which information was provided due to the relatively short operating history of the Fund). The Board also considered management’s special performance report and explanation for the various periods of underperformance of the Opportunity Fund. The Board noted that the Limited Duration High Quality Bond Fund’s performance was in the fifth quintile for the 1-year period, which was the only period reported due to the short operating history of the Fund. The Board also noted that the Covered Call Strategy Fund had not yet completed a full year of operating history and therefore no performance information was provided by Broadridge.

The Board also reviewed the yields of the Balanced Income Fund, Fund For Income, Government Fund, Government Cash Management Fund, Investment Grade Fund

168

and Limited Duration High Quality Bond Fund and noted that the yield for the Fund For Income, Government Fund and Investment Grade Fund fell within the top three quintiles for each of the past five calendar years and that the yield for the Government Cash Management Fund fell within the top three quintiles for four out of the past five calendar years. The Board noted that the yield for the Balanced Income Fund was outside of the top three quintiles for the past calendar year, which is the only period for which information was provided due to the short operating history of the Fund. The Board also noted that the yield for the Limited Duration High Quality Bond Fund was in the top three quintiles for one of the past two calendar years, which are the only periods for which information was provided due to the short operating history of the Fund. The Trustees also considered that, in the current market and interest-rate environment, comparative information regarding performance and fees of money market funds such as the Government Cash Management Fund is of relatively limited utility. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Government Cash Management Fund until May 31, 2018; and (ii) extend, on a voluntary basis, the existing management fee caps for the Balanced Income Fund, Government Fund, Investment Grade Fund

169

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

and Limited Duration High Quality Bond Fund, respectively, until May 31, 2018. The Board also considered that, with respect to the Government Cash Management Fund, FIMCO was waiving all of its management fees and reimbursing a portion of other expenses to avoid a negative return for shareholders due to the historically low interest rate environment.

In particular, the Board noted that: (i) the Balanced Income Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (ii) the Covered Call Strategy Fund’s contractual and actual management fees were in the first and third quintiles, respectively, of its Peer Group; (iii) the Equity Income Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (iv) the Fund For Income’s contractual and actual management fees were in the fifth quintile of its Peer Group; (v) the Government Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (vi) the Government Cash Management Fund’s contractual and actual management fees were in the fifth and first quintiles, respectively, of its Peer Group; (vii) the Growth & Income Fund’s contractual and actual management fees were in the third quintile of its Peer Group; (viii) the International Fund’s contractual and actual management fees were in the second quintile of its Peer Group; (ix) the Investment Grade Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (x) the Limited Duration High Quality Bond Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (xi) the Opportunity Fund’s contractual and actual management fees were in the second and third quintiles, respectively, of its Peer Group; (xii) the Real Estate Fund’s contractual and actual management fees were in the third quintile of its Peer Group; (xiii) the Select Growth Fund’s contractual and actual management fees were in the third and fourth quintiles, respectively, of its Peer Group; (xiv) the Special Situations Fund’s contractual and actual management fees were in the second quintile of its Peer Group; and (xv) the Total Return Fund’s contractual and actual management fees were in the fourth and fifth quintiles, respectively, of its Peer Group.

The Board also reviewed the information compiled by Broadridge comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund except the Government Cash Management Fund, Growth & Income Fund, International Fund, Opportunity Fund and Special Situations Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund except the Government Cash Management Fund, Growth & Income Fund, International Fund, Opportunity

170

Fund and Special Situations Fund was not in the top three quintiles of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Broadridge expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Broadridge’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Broadridge’s methodology, the Board believed that the data provided by Broadridge was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Muzinich, Smith Group, Vontobel and Ziegler with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Muzinich, Smith Group, Vontobel or Ziegler, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Muzinich, Smith Group, Vontobel or Ziegler a fee directly. The Board also considered arrangements pursuant to which Muzinich, Smith Group and Vontobel (but not the Sub-Advised Funds) each pays a portion of its sub-advisory fee to a solicitor that introduced each such subadviser to FIMCO. Muzinich, Smith Group, Vontobel and Ziegler provided, and the Board reviewed, information comparing the fees charged by Muzinich, Smith Group, Vontobel and Ziegler for services to the respective Sub-Advised Funds versus the fee rates of Muzinich, Smith Group, Vontobel and Ziegler for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Muzinich, Smith Group, Vontobel and Ziegler for services to each applicable Sub-Advised Fund appeared competitive to the fees Muzinich, Smith Group, Vontobel and Ziegler charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31,

171

Board Considerations of Advisory Contracts and Fees (continued)
FIRST INVESTORS LIFE SERIES FUNDS

2016, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of, and lower overall than any of, such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the Government Cash Management Fund at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered the profitability and/or financial information provided by Muzinich, Smith Group, Vontobel and Ziegler.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Muzinich, Smith Group, Vontobel and Ziegler as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO and each sub-adviser (except Muzinich and Ziegler) may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and the sub-advisers must select brokers based on each Fund’s requirements for seeking best execution.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

172

FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

Clark D. Wagner
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

173

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
Foresters Investment Management	The Bank of New York Mellon
Company, Inc.	225 Liberty Street
40 Wall Street	New York, NY 10286
New York, NY 10005

Subadviser	Transfer Agent
(Covered Call Strategy Fund)	Foresters Investor Services, Inc.
Ziegler Capital Management, LLC	Raritan Plaza I – 8th Floor
70 W. Madison Street	Edison, NJ 08837-3620
Chicago, IL 60602

Subadviser	Independent Registered
(Fund For Income)	Public Accounting Firm
Muzinich & Co., Inc.	Tait, Weller & Baker LLP
450 Park Avenue	1818 Market Street
New York, NY 10022	Philadelphia, PA 19103

Subadviser	Legal Counsel
(International Fund)	K&L Gates LLP
Vontobel Asset Management, Inc.	1601 K Street, N.W.
1540 Broadway	Washington, D.C. 20006
New York, NY 10036

Subadviser
(Select Growth Fund)
Smith Asset Management Group, L.P.
100 Crescent Court
Dallas, TX 75201

174

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www. sec. gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www. sec. gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www. sec. gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

175

NOTES

176

NOTES

177

Foresters Financial

Save Paper
Sign up for e-delivery
foresters.com

LIFESAR

Foresters Financial
40 Wall Street
New York, NY 10005

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable for semi-annual report

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/s/	Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/	Clark D. Wagner
Clark D. Wagner
President and Principal Executive Officer

By	/s/	Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 28, 2017